NATIONWIDE VLI

SEPARATE

ACCOUNT-2

Annual Report

To

Policyholders

December 31, 2022

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-2 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)(1)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resource Fund: Initial Class (VWHA) (1)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from March 31, 2021 (inception) to December 31, 2021.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 20, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from September 1, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Blueprint (SM) Managed Growth Fund: Class I (NCPG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from April 29, 2022 (inception) to December 31, 2022.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from August 5, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from October 20, 2022 (inception) to December 31, 2022.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Statement of operations for the period from January 1, 2022 to April 29, 2022 (merger) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 29, 2022 (merger) and the year ended December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	27	$266	$213	$-	$213	$4	$209
ALVGIA	16,984	507,683	492,524	-	492,524	181	492,343
ALVIVB	5,289	79,272	68,229	-	68,229	1	68,228
ALVSVA	52,006	948,773	864,337	-	864,337	387	863,950
SVDF	32,518	918,816	553,785	11	553,796	-	553,796
SVOF	64,821	1,638,349	1,446,810	18	1,446,828	-	1,446,828
WFVSCG	55,618	634,604	419,913	-	419,913	523	419,390
ACVB	674,501	5,097,572	4,519,156	4,114	4,523,270	-	4,523,270
ACVCA	7,019	116,478	82,821	50	82,871	-	82,871
ACVI	57,019	667,442	543,394	109	543,503	-	543,503
ACVIG	216,920	1,945,531	1,555,314	-	1,555,314	247	1,555,067
ACVIP2	90,913	973,471	851,851	-	851,851	17	851,834
ACVMV1	68,369	1,421,908	1,445,996	-	1,445,996	602	1,445,394
ACVU1	7,334	175,320	141,841	3	141,844	-	141,844
AMVBC4	12,205	152,879	150,614	2	150,616	-	150,616
BRVHYI	86,128	633,475	555,526	2,780	558,306	-	558,306
MLVGA2	111,073	1,838,133	1,630,559	-	1,630,559	3,649	1,626,910
DGI	61,655	1,848,193	1,779,988	-	1,779,988	31	1,779,957
DSC	7,079	325,941	278,861	-	278,861	28	278,833
DSIF	821,672	37,743,189	47,500,886	1,590	47,502,476	-	47,502,476
DSRG	197,399	7,359,531	8,237,479	-	8,237,479	489	8,236,990
DVSCS	105,260	1,989,748	1,816,796	-	1,816,796	261	1,816,535
DWVSVS	5,768	220,106	212,361	5	212,366	-	212,366
DFVGMI	4,553	60,334	62,099	-	62,099	6	62,093
DFVIPS	10,696	118,302	96,901	-	96,901	3	96,898
DSGIBA	43,021	1,010,452	869,894	-	869,894	13	869,881
FQB	148,916	1,683,943	1,460,868	-	1,460,868	45	1,460,823
FVU2	9,616	100,766	81,352	-	81,352	3	81,349
FAMP	598,008	9,425,747	8,563,481	-	8,563,481	1,747	8,561,734
FCS	34,467	1,496,672	1,296,980	-	1,296,980	21	1,296,959
FEIP	1,648,536	36,871,508	38,839,499	-	38,839,499	5,241	38,834,258
FEMS	29,968	394,711	296,379	-	296,379	3	296,376
FF10S	32,494	422,252	374,983	15	374,998	-	374,998
FF20S	68,308	907,405	786,230	-	786,230	7	786,223
FF30S	143,283	2,140,628	1,960,106	-	1,960,106	134	1,959,972
FGP	1,143,547	78,597,556	81,775,036	-	81,775,036	5,768	81,769,268
FHIP	1,375,670	7,298,665	6,066,704	143	6,066,847	-	6,066,847
FIGBS	161,871	2,091,295	1,723,923	1,687	1,725,610	-	1,725,610
FMCS	177,013	6,042,736	5,708,664	-	5,708,664	412	5,708,252
FNRS2	92,678	2,082,411	2,319,724	-	2,319,724	11,955	2,307,769
FOP	161,790	3,075,422	3,510,848	-	3,510,848	134	3,510,714
FOS	179,162	3,868,173	3,866,319	-	3,866,319	220	3,866,099
FRESS	4,457	93,296	73,362	2	73,364	-	73,364
FVSS	64,321	911,553	921,081	-	921,081	29	921,052
FVSS2	2,905	42,044	42,240	-	42,240	3	42,237
FTVDM2	49,123	460,388	366,460	-	366,460	3	366,457
FTVFA2	42,293	234,059	186,511	2	186,513	-	186,513
FTVGI2	57,306	880,928	715,183	-	715,183	669	714,514
FTVIS2	78,337	1,187,255	1,153,898	-	1,153,898	1,317	1,152,581
FTVRDI	13,421	416,337	378,214	-	378,214	8	378,206
FTVSVI	183,128	2,831,559	2,439,265	-	2,439,265	145	2,439,120
TIF	2,765	38,967	34,391	11	34,402	-	34,402
TIF2	35,891	515,092	436,791	-	436,791	139	436,652

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GVGMNS	1,611	20,203	16,090	1	16,091	-	16,091
GVMSAS	4,531	42,978	39,920	5	39,925	-	39,925
RVARS	2,058	54,950	52,540	7	52,547	-	52,547
ACEG	3,530	255,974	151,216	-	151,216	25	151,191
AVMCCI	3,242	28,631	27,818	-	27,818	2	27,816
IVBRA1	32,789	333,262	266,899	-	266,899	8	266,891
IVCPBI	500,471	2,938,431	2,782,619	-	2,782,619	706	2,781,913
OVAG	31,748	2,633,264	1,762,316	1,073	1,763,389	-	1,763,389
OVGS	565,297	21,775,744	17,580,737	-	17,580,737	671	17,580,066
OVIG	108,595	250,497	182,439	3	182,442	-	182,442
OVMS	302,592	4,251,514	4,212,079	-	4,212,079	320	4,211,759
OVSB	36,204	175,654	142,644	12	142,656	-	142,656
OVSC	39,883	964,753	920,508	-	920,508	38	920,470
WRASP	112,239	1,028,512	881,077	-	881,077	9	881,068
WRHIP	182,073	607,628	513,446	8	513,454	-	513,454
WRMCG	63,772	841,169	603,919	-	603,919	394	603,525
JABS	46,143	2,057,721	1,959,700	-	1,959,700	1,116	1,958,584
JACAS	124,091	4,903,402	3,779,807	-	3,779,807	88	3,779,719
JAEI	3,942	307,106	274,267	-	274,267	6	274,261
JAGTS	341,361	5,311,518	3,553,567	974	3,554,541	-	3,554,541
JAIGS	62,382	1,783,331	2,293,149	-	2,293,149	217	2,292,932
LOVTRC	12,316	203,500	171,802	2	171,804	-	171,804
MNDIC	38,366	765,744	433,919	-	433,919	5	433,914
MV2IGI	7,772	182,672	149,915	-	149,915	14	149,901
MV3MVI	50,437	533,829	463,516	-	463,516	3	463,513
MVFIC	160,605	3,220,459	3,461,035	-	3,461,035	33	3,461,002
MVIGIC	16,338	239,180	218,106	-	218,106	2	218,104
MSEM	67,750	500,323	364,497	6	364,503	-	364,503
MSVFI	59,156	657,731	499,867	-	499,867	14	499,853
MSVRE	40,727	749,492	528,633	-	528,633	30	528,603
DTRTFB	7,371	72,946	61,328	4	61,332	-	61,332
EIF	69,167	1,304,330	1,336,298	-	1,336,298	5,352	1,330,946
GBF	376,624	4,152,025	3,502,607	798	3,503,405	-	3,503,405
GEM	88,239	1,095,308	903,569	-	903,569	33	903,536
GIG	327,835	3,383,988	2,976,739	-	2,976,739	291	2,976,448
GVAAA2	135,024	3,401,633	3,364,802	342	3,365,144	-	3,365,144
GVABD2	27,046	315,435	282,358	-	282,358	1	282,357
GVAGG2	66,990	2,223,028	2,139,647	-	2,139,647	14	2,139,633
GVAGI2	15,596	842,251	857,645	-	857,645	2	857,643
GVAGR2	29,700	2,864,326	2,615,048	-	2,615,048	46	2,615,002
GVDMA	591,120	6,464,216	4,610,734	-	4,610,734	56	4,610,678
GVDMC	48,957	510,251	404,878	8	404,886	-	404,886
GVEX1	802,597	9,167,580	5,931,192	-	5,931,192	81	5,931,111
GVIDA	217,431	2,493,328	1,880,780	-	1,880,780	32	1,880,748
GVIDC	19,437	193,595	169,489	-	169,489	7	169,482
GVIDM	263,871	2,801,738	1,989,588	-	1,989,588	506	1,989,082
GVIX2	74,456	750,643	684,991	-	684,991	5	684,986
HIBF	129,465	835,282	704,292	2	704,294	-	704,294
IDPG	21	234	187	8	195	-	195
IDPGI	6	61	55	3	58	-	58
MCIF	297,572	6,271,232	5,162,878	-	5,162,878	98	5,162,780
MSBF	92,100	845,524	792,981	-	792,981	41	792,940
NCPG	5,499	62,629	60,980	5	60,985	-	60,985

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NCPGI	861	9,823	9,015	-	9,015	3	9,012
NVAMV1	350,689	5,339,683	5,824,944	-	5,824,944	957	5,823,987
NVAMVX	168,494	2,462,812	2,793,634	-	2,793,634	59	2,793,575
NVBX	13,506	139,558	121,150	3	121,153	-	121,153
NVCBD1	50,903	548,403	457,110	-	457,110	7	457,103
NVCCA1	67,175	711,617	669,058	-	669,058	153	668,905
NVCCN1	5,921	63,690	57,846	-	57,846	136	57,710
NVCMA1	68,767	649,132	643,655	7	643,662	-	643,662
NVCMC1	9,971	105,864	101,706	7	101,713	-	101,713
NVCMD1	88,503	949,391	908,036	-	908,036	130	907,906
NVCRA1	34,576	370,183	380,685	-	380,685	129	380,556
NVCRB1	36,751	394,737	382,576	1	382,577	-	382,577
NVDBL2	7,434	88,988	86,081	-	86,081	5	86,076
NVDCA2	8,114	121,998	87,310	-	87,310	17	87,293
NVDCAP	12,886	192,932	137,883	-	137,883	4	137,879
NVFIII	698	6,418	6,484	6	6,490	-	6,490
NVGEII	1,217	19,540	16,301	2	16,303	-	16,303
NVIDMP	59,933	601,834	448,897	171	449,068	-	449,068
NVIX	53,915	527,433	497,092	-	497,092	4	497,088
NVLCP1	64,995	747,609	620,705	-	620,705	11	620,694
NVMIG1	385,560	4,005,970	2,641,086	-	2,641,086	56	2,641,030
NVMIVX	42,562	421,566	443,068	3	443,071	-	443,071
NVMLG1	445,643	3,833,535	3,106,135	-	3,106,135	11	3,106,124
NVMMG1	4,838,863	46,132,785	25,162,085	7,213	25,169,298	-	25,169,298
NVMMV2	2,437,216	23,008,180	20,716,336	-	20,716,336	550	20,715,786
NVNMO1	1,230,537	13,004,016	13,597,430	-	13,597,430	1,063	13,596,367
NVNSR1	13,902	190,138	157,237	-	157,237	7	157,230
NVOLG1	4,655,089	85,204,230	80,393,393	-	80,393,393	6,461	80,386,932
NVRE1	752,701	5,295,715	5,148,472	-	5,148,472	1,260	5,147,212
NVSIX2	73,237	621,705	506,802	-	506,802	4	506,798
NVSTB2	9,822	100,518	92,621	-	92,621	2	92,619
NVTIV3	3,799	36,545	39,814	23	39,837	-	39,837
SAM	14,614,842	14,614,842	14,614,842	-	14,614,842	802	14,614,040
SCF	1,016,961	19,024,443	16,434,094	-	16,434,094	1,183	16,432,911
SCGF	115,568	1,927,235	1,349,832	-	1,349,832	27	1,349,805
SCVF	409,412	4,121,880	3,467,722	-	3,467,722	352	3,467,370
TRF	2,587,722	36,739,563	56,929,893	-	56,929,893	932	56,928,961
AMCG	83,239	2,155,538	1,876,215	-	1,876,215	26	1,876,189
AMINS	3,688	30,537	23,417	-	23,417	-	23,417
AMMCGS	8,586	246,770	166,822	-	166,822	2	166,820
AMSRS	169,304	4,452,090	4,537,346	-	4,537,346	1,123	4,536,223
AMTB	144,623	1,517,653	1,379,708	-	1,379,708	380	1,379,328
NOTB3	2,190	15,240	9,242	-	9,242	5	9,237
NOTG3	586	4,936	3,180	-	3,180	8	3,172
NOTMG3	45	169	98	2	100	-	100
PMVAAA	35,615	367,270	307,003	-	307,003	6	306,997
PMVFBA	7,446	74,044	54,431	2	54,433	-	54,433
PMVLDA	92,918	947,686	880,861	-	880,861	14	880,847
PMVRSA	57,726	475,040	397,734	-	397,734	10	397,724
PVSTA	1,283	12,922	12,960	4	12,964	-	12,964
PVEIB	26,926	725,041	728,883	-	728,883	10,378	718,505
PVGOB	137,926	1,583,146	1,306,163	-	1,306,163	25	1,306,138
PVTIGB	17,499	240,649	225,563	-	225,563	152	225,411

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
TRHS2	83,780	4,036,545	4,400,120	-	4,400,120	5,346	4,394,774
TRLT2	9,255	44,426	42,293	4	42,297	-	42,297
VWBF	83,323	688,847	594,923	-	594,923	4	594,919
VWEM	224,469	2,791,835	1,952,879	-	1,952,879	198	1,952,681
VWHA	114,518	2,616,790	3,251,180	-	3,251,180	937	3,250,243
VRVDRI	3,608	86,245	65,127	1	65,128	-	65,128

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ALVDAA	ALVGIA	ALVIVB	ALVSVA	SVDF	SVOF	WFVSCG	ACVB
Reinvested dividends	$8	6,915	2,885	10,073	-	-	-	59,327
Mortality and expense risk charges (note 3)	(2)	(2,142)	(354)	(3,849)	(3,689)	(11,824)	(2,558)	(34,257)

Net investment income (loss)	6	4,773	2,531	6,224	(3,689)	(11,824)	(2,558)	25,070

Realized gain (loss) on investments	(23)	2,175	(774)	40,589	(6,825)	9,110	(21,039)	6,322
Change in unrealized gain (loss) on investments	(144)	(109,871)	(13,954)	(362,348)	(537,620)	(712,687)	(326,589)	(1,831,544)

Net gain (loss) on investments	(167)	(107,696)	(14,728)	(321,759)	(544,445)	(703,577)	(347,628)	(1,825,222)

Reinvested capital gains	85	78,701	-	135,835	213,406	306,987	85,952	770,202

Net increase (decrease) in contract owners’ equity resulting from operations	$(76)	(24,222)	(12,197)	(179,700)	(334,728)	(408,414)	(264,234)	(1,029,950)

Investment Activity*:	ACVCA	ACVI	ACVIG	ACVIP2	ACVMV1	ACVU1	AMVBC4	BRVHYI
Reinvested dividends	$-	8,709	29,117	48,073	30,400	-	2,060	29,231
Mortality and expense risk charges (note 3)	(629)	(2,916)	(7,619)	(4,460)	(6,352)	(1,568)	(76)	(2,799)

Net investment income (loss)	(629)	5,793	21,498	43,613	24,048	(1,568)	1,984	26,432

Realized gain (loss) on investments	(458)	(3,870)	(14,332)	(234)	4,918	2,157	9	(2,342)
Change in unrealized gain (loss) on investments	(44,929)	(286,350)	(651,086)	(181,010)	(235,178)	(89,780)	(2,265)	(89,252)

Net gain (loss) on investments	(45,387)	(290,220)	(665,418)	(181,244)	(230,260)	(87,623)	(2,256)	(91,594)

Reinvested capital gains	12,563	91,671	398,617	4,965	173,920	17,593	4	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,453)	(192,756)	(245,303)	(132,666)	(32,292)	(71,598)	(268)	(65,162)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MLVGA2	DCAP	DGI	DSC	DSIF	DSRG	DVSCS	DWVSVS
Reinvested dividends	$-	-	14,947	-	693,798	48,603	18,304	1,204
Mortality and expense risk charges (note 3)	(8,962)	(3)	(8,013)	(1,540)	(238,082)	(47,443)	(10,334)	(1,183)

Net investment income (loss)	(8,962)	(3)	6,934	(1,540)	455,716	1,160	7,970	21

Realized gain (loss) on investments	(7,097)	-	11	(2,422)	2,601,764	339,502	(8,736)	26,693
Change in unrealized gain (loss) on investments	(340,750)	-	(706,545)	(114,347)	(18,939,489)	(3,616,991)	(644,305)	(74,019)

Net gain (loss) on investments	(347,847)	-	(706,534)	(116,769)	(16,337,725)	(3,277,489)	(653,041)	(47,326)

Reinvested capital gains	23,043	-	371,512	60,382	4,471,278	665,660	245,096	16,056

Net increase (decrease) in contract owners’ equity resulting from operations	$(333,766)	(3)	(328,088)	(57,927)	(11,410,731)	(2,610,669)	(399,975)	(31,249)

Investment Activity*:	DFVGMI	DFVIPS	DSGIBA	FQB	FVU2	FAMP	FCS	FEIP
Reinvested dividends	$937	8,279	26,850	42,932	1,534	189,598	5,794	748,697
Mortality and expense risk charges (note 3)	(317)	(800)	(4,045)	(10,851)	(416)	(56,332)	(7,064)	(197,992)

Net investment income (loss)	620	7,479	22,805	32,081	1,118	133,266	(1,270)	550,705

Realized gain (loss) on investments	107	4,789	(2,362)	(17,681)	2,064	(146,283)	9,618	728,147
Change in unrealized gain (loss) on investments	(9,671)	(31,976)	(227,366)	(211,588)	(35,371)	(2,731,363)	(543,207)	(4,982,428)

Net gain (loss) on investments	(9,564)	(27,187)	(229,728)	(229,269)	(33,307)	(2,877,646)	(533,589)	(4,254,281)

Reinvested capital gains	915	-	77,900	25,518	19,233	751,818	68,754	1,314,110

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,029)	(19,708)	(129,023)	(171,670)	(12,956)	(1,992,562)	(466,105)	(2,389,466)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FEMS	FF10S	FF20S	FF30S	FGP	FHIP	FIGBS	FMCS
Reinvested dividends	$4,909	8,289	18,177	37,658	569,674	325,828	40,682	24,113
Mortality and expense risk charges (note 3)	(1,602)	(1,991)	(4,828)	(10,345)	(460,780)	(31,476)	(8,592)	(28,965)

Net investment income (loss)	3,307	6,298	13,349	27,313	108,894	294,352	32,090	(4,852)

Realized gain (loss) on investments	(7,338)	(454)	(10,257)	18,147	3,651,712	(93,483)	(86,574)	30,533
Change in unrealized gain (loss) on investments	(77,237)	(93,035)	(291,819)	(568,800)	(38,817,149)	(1,047,577)	(388,611)	(1,508,646)

Net gain (loss) on investments	(84,575)	(93,489)	(302,076)	(550,653)	(35,165,437)	(1,141,060)	(475,185)	(1,478,113)

Reinvested capital gains	-	24,279	102,524	132,374	6,865,689	-	121,921	397,361

Net increase (decrease) in contract owners’ equity resulting from operations	$(81,268)	(62,912)	(186,203)	(390,966)	(28,190,854)	(846,708)	(321,174)	(1,085,604)

Investment Activity*:	FNRS2	FOP	FOS	FRESS	FVSS	FVSS2	FTVDM2	FTVFA2
Reinvested dividends	$44,483	39,756	40,073	1,059	9,986	380	11,533	3,055
Mortality and expense risk charges (note 3)	(8,796)	(15,493)	(21,587)	(414)	(6,140)	(77)	(1,993)	(981)

Net investment income (loss)	35,687	24,263	18,486	645	3,846	303	9,540	2,074

Realized gain (loss) on investments	344,634	147,269	59,064	4,412	30,795	(1,114)	(8,354)	(5,183)
Change in unrealized gain (loss) on investments	195,752	(1,436,767)	(1,486,949)	(36,597)	(176,459)	196	(147,172)	(51,478)

Net gain (loss) on investments	540,386	(1,289,498)	(1,427,885)	(32,185)	(145,664)	(918)	(155,526)	(56,661)

Reinvested capital gains	-	35,441	39,439	1,803	46,284	1,614	33,325	18,363

Net increase (decrease) in contract owners’ equity resulting from operations	$576,073	(1,229,794)	(1,369,960)	(29,737)	(95,534)	999	(112,661)	(36,224)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FTVGI2	FTVIS2	FTVRDI	FTVSVI	TIF	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$-	61,596	4,025	31,730	1,170	13,447	-	1,373
Mortality and expense risk charges (note 3)	(3,834)	(6,150)	-	(12,350)	(158)	(1,827)	(96)	(128)

Net investment income (loss)	(3,834)	55,446	4,025	19,380	1,012	11,620	(96)	1,245

Realized gain (loss) on investments	(116,308)	(7,815)	2,437	(81,277)	(288)	(7,758)	471	(62)
Change in unrealized gain (loss) on investments	72,696	(154,133)	(96,437)	(698,574)	(3,780)	(42,771)	(5,482)	(2,958)

Net gain (loss) on investments	(43,612)	(161,948)	(94,000)	(779,851)	(4,068)	(50,529)	(5,011)	(3,020)

Reinvested capital gains	-	25,002	46,166	455,626	-	-	657	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,446)	(81,500)	(43,809)	(304,845)	(3,056)	(38,909)	(4,450)	(1,775)

Investment Activity*:	RVARS	ACEG	AVMCCI	IVBRA1	IVCPBI	OVAG	OVGS	OVIG
Reinvested dividends	$535	-	18	21,429	16,821	-	-	-
Mortality and expense risk charges (note 3)	(280)	(631)	(95)	(1,530)	(11,919)	(12,254)	(97,958)	(962)

Net investment income (loss)	255	(631)	(77)	19,899	4,902	(12,254)	(97,958)	(962)

Realized gain (loss) on investments	3,005	14,903	4,997	(11,119)	(6,515)	88,148	(25,528)	(26,574)
Change in unrealized gain (loss) on investments	(5,717)	(138,695)	(10,218)	(70,793)	(155,812)	(1,527,233)	(11,925,283)	(90,704)

Net gain (loss) on investments	(2,712)	(123,792)	(5,221)	(81,912)	(162,327)	(1,439,085)	(11,950,811)	(117,278)

Reinvested capital gains	465	46,603	1,057	9,985	1,824	538,985	3,418,024	36,199

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,992)	(77,820)	(4,241)	(52,028)	(155,601)	(912,354)	(8,630,745)	(82,041)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	OVMS	OVSB	OVSC	WRASP	WRHIP	WRMCG	JABS	JACAS
Reinvested dividends	$62,995	-	5,288	14,546	35,854	-	21,101	2,190
Mortality and expense risk charges (note 3)	(23,251)	(676)	(4,925)	(5,020)	(2,757)	(3,759)	(11,250)	(21,831)

Net investment income (loss)	39,744	(676)	363	9,526	33,097	(3,759)	9,851	(19,641)

Realized gain (loss) on investments	18,088	(3,588)	23,694	(6,735)	(5,891)	3,973	103,333	322,322
Change in unrealized gain (loss) on investments	(1,327,829)	(15,865)	(331,801)	(243,510)	(96,101)	(481,492)	(652,964)	(3,223,699)

Net gain (loss) on investments	(1,309,741)	(19,453)	(308,107)	(250,245)	(101,992)	(477,519)	(549,631)	(2,901,377)

Reinvested capital gains	343,269	-	114,743	74,019	-	160,166	67,973	737,440

Net increase (decrease) in contract owners’ equity resulting from operations	$(926,728)	(20,129)	(193,001)	(166,700)	(68,895)	(321,112)	(471,807)	(2,183,578)

Investment Activity*:	JAEI	JAGTS	JAIGS	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC
Reinvested dividends	$547	-	39,013	6,031	-	173	4,650	48,925
Mortality and expense risk charges (note 3)	(1,395)	(21,386)	(11,869)	(931)	(2,488)	(829)	(2,283)	(15,102)

Net investment income (loss)	(848)	(21,386)	27,144	5,100	(2,488)	(656)	2,367	33,823

Realized gain (loss) on investments	3,110	132,678	143,134	(891)	(15,245)	22,587	(2,663)	47,933
Change in unrealized gain (loss) on investments	(101,307)	(3,210,592)	(424,709)	(34,136)	(337,610)	(113,794)	(82,703)	(527,411)

Net gain (loss) on investments	(98,197)	(3,077,914)	(281,575)	(35,027)	(352,855)	(91,207)	(85,366)	(479,478)

Reinvested capital gains	44,230	781,559	-	399	144,210	22,352	38,766	208,518

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,815)	(2,317,741)	(254,431)	(29,528)	(211,133)	(69,511)	(44,233)	(237,137)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MVIGIC	MSEM	MSVFI	MSVRE	DTRTFB	EIF	GBF	GEM
Reinvested dividends	$1,332	29,356	21,222	7,552	1,860	20,352	76,951	8,953
Mortality and expense risk charges (note 3)	(1,080)	(1,934)	(2,449)	(2,651)	(316)	(6,154)	(18,550)	(4,379)

Net investment income (loss)	252	27,422	18,773	4,901	1,544	14,198	58,401	4,574

Realized gain (loss) on investments	430	(19,749)	(7,687)	(2,455)	(543)	26,904	(88,459)	10,715
Change in unrealized gain (loss) on investments	(51,032)	(99,723)	(108,738)	(335,126)	(10,473)	(239,642)	(518,253)	(323,547)

Net gain (loss) on investments	(50,602)	(119,472)	(116,425)	(337,581)	(11,016)	(212,738)	(606,712)	(312,832)

Reinvested capital gains	12,636	-	9,475	132,148	-	137,623	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,714)	(92,050)	(88,177)	(200,532)	(9,472)	(60,917)	(548,311)	(308,258)

Investment Activity*:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC
Reinvested dividends	$115,133	-	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	(14,253)	(18,535)	(1,568)	(10,881)	(4,130)	(15,044)	(23,433)	(2,943)

Net investment income (loss)	100,880	(18,535)	(1,568)	(10,881)	(4,130)	(15,044)	(23,433)	(2,943)

Realized gain (loss) on investments	3,972	47,053	(1,985)	44,670	5,556	188,623	73,427	(8,083)
Change in unrealized gain (loss) on investments	(1,035,785)	(787,623)	(47,669)	(930,514)	(191,963)	(1,803,209)	(2,777,133)	(142,874)

Net gain (loss) on investments	(1,031,813)	(740,570)	(49,654)	(885,844)	(186,407)	(1,614,586)	(2,703,706)	(150,957)

Reinvested capital gains	385,848	140,250	6,072	135,359	20,903	362,814	1,626,845	78,029

Net increase (decrease) in contract owners’ equity resulting from operations	$(545,085)	(618,855)	(45,150)	(761,366)	(169,634)	(1,266,816)	(1,100,294)	(75,871)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	GVEX1	GVIDA	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI
Reinvested dividends	$78,205	-	-	-	25,515	40,682	-	-
Mortality and expense risk charges (note 3)	(31,190)	(10,930)	(875)	(8,336)	(3,413)	(3,029)	-	-

Net investment income (loss)	47,015	(10,930)	(875)	(8,336)	22,102	37,653	-	-

Realized gain (loss) on investments	24,645	(9,986)	(1,481)	(98,034)	4,017	(8,456)	(17)	-
Change in unrealized gain (loss) on investments	(5,417,598)	(977,867)	(37,056)	(1,004,274)	(146,233)	(131,063)	(68)	(7)

Net gain (loss) on investments	(5,392,953)	(987,853)	(38,537)	(1,102,308)	(142,216)	(139,519)	(85)	(7)

Reinvested capital gains	3,990,977	534,389	13,713	649,239	-	-	39	6

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,354,961)	(464,394)	(25,699)	(461,405)	(120,114)	(101,866)	(46)	(1)

Investment Activity*:	MCIF	MSBF	NCPG	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1
Reinvested dividends	$63,962	29,897	-	-	69,910	37,282	2,924	11,237
Mortality and expense risk charges (note 3)	(28,100)	(4,265)	(173)	(38)	(28,286)	(12,558)	(835)	(2,825)

Net investment income (loss)	35,862	25,632	(173)	(38)	41,624	24,724	2,089	8,412

Realized gain (loss) on investments	48,191	(765)	(232)	(41)	71,183	70,978	(16,292)	(24,022)
Change in unrealized gain (loss) on investments	(2,365,904)	(50,921)	(1,759)	(818)	(1,040,137)	(494,069)	(14,536)	(65,545)

Net gain (loss) on investments	(2,317,713)	(51,686)	(1,991)	(859)	(968,954)	(423,091)	(30,828)	(89,567)

Reinvested capital gains	1,391,466	-	-	-	812,861	366,365	949	502

Net increase (decrease) in contract owners’ equity resulting from operations	$(890,385)	(26,054)	(2,164)	(897)	(114,469)	(32,002)	(27,790)	(80,653)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	(3,601)	(310)	(3,484)	(589)	(4,668)	(1,811)	(2,081)	(497)

Net investment income (loss)	(3,601)	(310)	(3,484)	(589)	(4,668)	(1,811)	(2,081)	(497)

Realized gain (loss) on investments	(15,479)	(2,004)	3,329	(910)	(14,242)	5,613	4,330	(91,425)
Change in unrealized gain (loss) on investments	(133,320)	(6,927)	(123,215)	(20,212)	(176,292)	(54,696)	(82,971)	(46,549)

Net gain (loss) on investments	(148,799)	(8,931)	(119,886)	(21,122)	(190,534)	(49,083)	(78,641)	(137,974)

Reinvested capital gains	30,627	1,548	12,595	3,047	28,447	1,482	13,419	80,831

Net increase (decrease) in contract owners’ equity resulting from operations	$(121,773)	(7,693)	(110,775)	(18,664)	(166,755)	(49,412)	(67,303)	(57,640)

Investment Activity*:	NVDCA2	NVDCAP	NVFIII	NVGEII	NVIDMP	NVIX	NVLCP1	NVMIG1
Reinvested dividends	$-	-	120	259	-	18,818	17,720	-
Mortality and expense risk charges (note 3)	(585)	(772)	(39)	(86)	(2,593)	(2,366)	(4,039)	(15,707)

Net investment income (loss)	(585)	(772)	81	173	(2,593)	16,452	13,681	(15,707)

Realized gain (loss) on investments	(2,192)	3,082	(874)	(89)	(32,826)	(3,679)	(44,161)	(231,876)
Change in unrealized gain (loss) on investments	(50,396)	(85,726)	224	(3,559)	(198,679)	(87,169)	(103,526)	(1,649,998)

Net gain (loss) on investments	(52,588)	(82,644)	(650)	(3,648)	(231,505)	(90,848)	(147,687)	(1,881,874)

Reinvested capital gains	32,163	49,589	-	-	146,562	-	9,708	114,097

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,010)	(33,827)	(569)	(3,475)	(87,536)	(74,396)	(124,298)	(1,783,484)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1
Reinvested dividends	$16,159	169,147	-	291,140	56,617	870	782,935	92,668
Mortality and expense risk charges (note 3)	(2,137)	(15,148)	(144,997)	(106,802)	(70,811)	(852)	(424,127)	(31,157)

Net investment income (loss)	14,022	153,999	(144,997)	184,338	(14,194)	18	358,808	61,511

Realized gain (loss) on investments	3,983	(174,980)	(1,436,468)	(343,568)	281,839	(208)	207,603	205,527
Change in unrealized gain (loss) on investments	(46,368)	(1,109,156)	(22,326,532)	(2,121,270)	(4,934,309)	(59,183)	(30,926,283)	(3,054,282)

Net gain (loss) on investments	(42,385)	(1,284,136)	(23,763,000)	(2,464,838)	(4,652,470)	(59,391)	(30,718,680)	(2,848,755)

Reinvested capital gains	-	602,176	7,793,559	1,580,186	1,611,276	11,471	5,786,954	444,717

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,363)	(527,961)	(16,114,438)	(700,314)	(3,055,388)	(47,902)	(24,572,918)	(2,342,527)

Investment Activity*:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCGF	SCVF	TRF
Reinvested dividends	$4,457	2,478	1,350	181,555	79,878	-	12,484	682,302
Mortality and expense risk charges (note 3)	(2,442)	(919)	(205)	(60,307)	(87,988)	(6,600)	(18,326)	(306,604)

Net investment income (loss)	2,015	1,559	1,145	121,248	(8,110)	(6,600)	(5,842)	375,698

Realized gain (loss) on investments	3,213	(11,548)	(81)	-	(195,109)	(3,918)	(188,377)	1,828,145
Change in unrealized gain (loss) on investments	(192,774)	(4,266)	(3,358)	-	(7,841,878)	(969,534)	(918,466)	(14,213,636)

Net gain (loss) on investments	(189,561)	(15,814)	(3,439)	-	(8,036,987)	(973,452)	(1,106,843)	(12,385,491)

Reinvested capital gains	58,126	-	-	303	3,942,075	226,118	553,451	6,049,762

Net increase (decrease) in contract owners’ equity resulting from operations	$(129,420)	(14,255)	(2,294)	121,551	(4,103,022)	(753,934)	(559,234)	(5,960,031)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AMCG	AMINS	AMMCGS	AMRS	AMSRS	AMTB	NOTB3	NOTG3
Reinvested dividends	$-	389	-	-	21,338	53,905	1,873	298
Mortality and expense risk charges (note 3)	(7,084)	-	(802)	-	(10,271)	(5,760)	(49)	(18)

Net investment income (loss)	(7,084)	389	(802)	-	11,067	48,145	1,824	280

Realized gain (loss) on investments	34,925	(2)	7,166	760	21,941	(4,968)	(169)	(13)
Change in unrealized gain (loss) on investments	(1,196,361)	(17,141)	(109,724)	(1,034)	(1,544,626)	(124,684)	(7,002)	(2,244)

Net gain (loss) on investments	(1,161,436)	(17,143)	(102,558)	(274)	(1,522,685)	(129,652)	(7,171)	(2,257)

Reinvested capital gains	381,582	9,821	38,137	-	453,209	-	3,970	1,391

Net increase (decrease) in contract owners’ equity resulting from operations	$(786,938)	(6,933)	(65,223)	(274)	(1,058,409)	(81,507)	(1,377)	(586)

Investment Activity*:	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PVSTA	PVEIB	PVGOB
Reinvested dividends	$15	22,675	1,072	15,642	60,681	80	10,470	-
Mortality and expense risk charges (note 3)	-	(1,470)	(357)	(3,186)	(1,581)	(13)	(3,620)	(7,690)

Net investment income (loss)	15	21,205	715	12,456	59,100	67	6,850	(7,690)

Realized gain (loss) on investments	(2)	(1,481)	(9,012)	(13,959)	(9,095)	-	25,323	24,960
Change in unrealized gain (loss) on investments	(82)	(77,683)	(8,781)	(64,954)	(79,563)	39	(119,711)	(893,432)

Net gain (loss) on investments	(84)	(79,164)	(17,793)	(78,913)	(88,658)	39	(94,388)	(868,472)

Reinvested capital gains	56	21,986	-	-	-	-	60,655	272,511

Net increase (decrease) in contract owners’ equity resulting from operations	$(13)	(35,973)	(17,078)	(66,457)	(29,558)	106	(26,883)	(603,651)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PVTIGB	TRHS2	TRLT2	VWBF	VWEM	VWHA	VRVDRI	OVB
Reinvested dividends	$3,524	-	724	26,597	5,698	55,859	992	101,729
Mortality and expense risk charges (note 3)	(1,048)	(22,289)	-	(3,346)	(10,471)	(16,539)	(351)	(6,659)

Net investment income (loss)	2,476	(22,289)	724	23,251	(4,773)	39,320	641	95,070

Realized gain (loss) on investments	(2,236)	331,481	(3)	(9,631)	(26,778)	197,082	(128)	(528,596)
Change in unrealized gain (loss) on investments	(65,710)	(1,150,206)	(2,923)	(63,211)	(1,054,798)	(52,002)	(26,727)	88,947

Net gain (loss) on investments	(67,946)	(818,725)	(2,926)	(72,842)	(1,081,576)	145,080	(26,855)	(439,649)

Reinvested capital gains	25,224	74,483	67	-	395,402	-	1,851	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,246)	(766,531)	(2,135)	(49,591)	(690,947)	184,400	(24,363)	(344,579)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVDAA		ALVGIA		ALVIVB		ALVSVA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6	-	4,773	1,813	2,531	1,074	6,224	4,466
Realized gain (loss) on investments	(23)	40	2,175	3,624	(774)	177	40,589	25,235
Change in unrealized gain (loss) on investments	(144)	70	(109,871)	104,075	(13,954)	2,911	(362,348)	277,918
Reinvested capital gains	85	-	78,701	-	-	-	135,835	-

Net increase (decrease) in contract owners’ equity resulting from operations	(76)	110	(24,222)	109,512	(12,197)	4,162	(179,700)	307,619

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	149	168	19,722	14,765	1,064	-	28,266	27,255
Transfers between funds	144,398	6,269	33,874	13,001	67	84,424	(209,690)	176,434
Surrenders (notes 2, 3, 4, 5 and 6)	(150,577)	(502)	(42,455)	(32,380)	(4,567)	(4,724)	(63,724)	(84,949)
Adjustments to maintain reserves	(15)	17	(62)	19	2	(3)	(11)	16

Net equity transactions	(6,045)	5,952	11,079	(4,595)	(3,434)	79,697	(245,159)	118,756

Net change in contract owners’ equity	(6,121)	6,062	(13,143)	104,917	(15,631)	83,859	(424,859)	426,375
Contract owners’ equity at beginning of period	6,330	268	505,486	400,569	83,859	-	1,288,809	862,434

Contract owners’ equity at end of period	$209	6,330	492,343	505,486	68,228	83,859	863,950	1,288,809

CHANGE IN UNITS:
Beginning units	380	18	9,858	9,985	8,354	-	18,510	16,852
Units purchased	27	409	1,168	1,048	118	8,832	2,287	3,525
Units surrendered	(391)	(47)	(955)	(1,175)	(548)	(478)	(6,010)	(1,867)

Ending units	16	380	10,071	9,858	7,924	8,354	14,787	18,510

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SVDF		SVOF		WFVSCG		ACVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,689)	(6,911)	(11,824)	(12,533)	(2,558)	(3,731)	25,070	1,605
Realized gain (loss) on investments	(6,825)	87,982	9,110	67,448	(21,039)	37,022	6,322	126,548
Change in unrealized gain (loss) on investments	(537,620)	(210,347)	(712,687)	230,847	(326,589)	(71,588)	(1,831,544)	407,623
Reinvested capital gains	213,406	81,564	306,987	87,776	85,952	78,724	770,202	263,950

Net increase (decrease) in contract owners’ equity resulting from operations	(334,728)	(47,712)	(408,414)	373,538	(264,234)	40,427	(1,029,950)	799,726

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,727	7,069	1,065	3,228	7,262	48,758	74,264	87,553
Transfers between funds	22,943	(36,233)	(4)	(11,881)	(91,996)	18,567	(78,719)	(47,403)
Surrenders (notes 2, 3, 4, 5 and 6)	(15,135)	(220,188)	(65,135)	(38,168)	(34,641)	(50,320)	(347,051)	(512,165)
Adjustments to maintain reserves	120	2,555	146	(23,068)	8	52	(335)	172

Net equity transactions	15,655	(246,797)	(63,928)	(69,889)	(119,367)	17,057	(351,841)	(471,843)

Net change in contract owners’ equity	(319,073)	(294,509)	(472,342)	303,649	(383,601)	57,484	(1,381,791)	327,883
Contract owners’ equity at beginning of period	872,869	1,167,378	1,919,170	1,615,521	802,991	745,507	5,905,061	5,577,178

Contract owners’ equity at end of period	$553,796	872,869	1,446,828	1,919,170	419,390	802,991	4,523,270	5,905,061

CHANGE IN UNITS:
Beginning units	8,668	11,375	31,262	32,172	11,907	11,808	133,333	142,764
Units purchased	610	232	153	47	415	1,674	2,264	3,963
Units surrendered	(327)	(2,939)	(1,518)	(957)	(2,795)	(1,575)	(8,566)	(13,394)

Ending units	8,951	8,668	29,897	31,262	9,527	11,907	127,031	133,333

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVCA		ACVI		ACVIG		ACVIP2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(629)	(10,090)	5,793	(2,544)	21,498	11,379	43,613	17,443
Realized gain (loss) on investments	(458)	611,464	(3,870)	4,710	(14,332)	13,869	(234)	4,689
Change in unrealized gain (loss) on investments	(44,929)	(512,887)	(286,350)	35,687	(651,086)	84,258	(181,010)	14,000
Reinvested capital gains	12,563	234,864	91,671	20,998	398,617	268,997	4,965	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,453)	323,351	(192,756)	58,851	(245,303)	378,503	(132,666)	36,132

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	498	16,099	3,022	3,001	36,302	47,895	30,132	30,702
Transfers between funds	-	(2,077,835)	4,818	621	(42,252)	8,859	523,687	183,983
Surrenders (notes 2, 3, 4, 5 and 6)	(1,313)	(26,592)	(40,035)	(12,474)	(131,912)	(176,979)	(284,752)	(50,066)
Adjustments to maintain reserves	51	(22,538)	172	(25,688)	(94)	43	(10)	(3)

Net equity transactions	(764)	(2,110,866)	(32,023)	(34,540)	(137,956)	(120,182)	269,057	164,616

Net change in contract owners’ equity	(34,217)	(1,787,515)	(224,779)	24,311	(383,259)	258,321	136,391	200,748
Contract owners’ equity at beginning of period	117,088	1,904,603	768,282	743,971	1,938,326	1,680,005	715,443	514,695

Contract owners’ equity at end of period	$82,871	117,088	543,503	768,282	1,555,067	1,938,326	851,834	715,443

CHANGE IN UNITS:
Beginning units	605	37,563	25,642	26,458	44,127	46,981	37,790	28,701
Units purchased	8	467	343	141	2,899	2,468	24,643	13,895
Units surrendered	(16)	(37,425)	(1,183)	(957)	(6,450)	(5,322)	(10,268)	(4,806)

Ending units	597	605	24,802	25,642	40,576	44,127	52,165	37,790

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVMV1		ACVU1		AMVBC4		BRVHYI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$24,048	9,096	(1,568)	(1,869)	1,984	-	26,432	28,325
Realized gain (loss) on investments	4,918	28,801	2,157	5,488	9	-	(2,342)	5,807
Change in unrealized gain (loss) on investments	(235,178)	245,739	(89,780)	22,428	(2,265)	-	(89,252)	(2,946)
Reinvested capital gains	173,920	-	17,593	13,032	4	-	-	1,689

Net increase (decrease) in contract owners’ equity resulting from operations	(32,292)	283,636	(71,598)	39,079	(268)	-	(65,162)	32,875

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	26,811	70,765	-	-	151	-	7,270	5,602
Transfers between funds	235,318	(127,664)	1,035	(4,221)	150,911	-	41,180	(42,223)
Surrenders (notes 2, 3, 4, 5 and 6)	(159,246)	(252,131)	(2,297)	(2,288)	(180)	-	(22,688)	(74,161)
Adjustments to maintain reserves	50	(20)	35	(53)	2	-	567	(432)

Net equity transactions	102,933	(309,050)	(1,227)	(6,562)	150,884	-	26,329	(111,214)

Net change in contract owners’ equity	70,641	(25,414)	(72,825)	32,517	150,616	-	(38,833)	(78,339)
Contract owners’ equity at beginning of period	1,374,753	1,400,167	214,669	182,152	-	-	597,139	675,478

Contract owners’ equity at end of period	$1,445,394	1,374,753	141,844	214,669	150,616	-	558,306	597,139

CHANGE IN UNITS:
Beginning units	28,736	35,934	3,342	3,458	-	-	46,618	55,269
Units purchased	6,335	1,412	-	-	15,287	-	4,437	2,438
Units surrendered	(4,441)	(8,610)	(42)	(116)	(18)	-	(2,193)	(11,089)

Ending units	30,630	28,736	3,300	3,342	15,269	-	48,862	46,618

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MLVGA2		DCAP		DGI		DSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(8,962)	5,192	(3)	335	6,934	651	(1,540)	(1,483)
Realized gain (loss) on investments	(7,097)	33,286	-	1,587,587	11	44,497	(2,422)	(2,210)
Change in unrealized gain (loss) on investments	(340,750)	(191,848)	-	(853,855)	(706,545)	269,274	(114,347)	50,106
Reinvested capital gains	23,043	267,604	-	532,329	371,512	129,681	60,382	-

Net increase (decrease) in contract owners’ equity resulting from operations	(333,766)	114,234	(3)	1,266,396	(328,088)	444,103	(57,927)	46,413

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	61,630	59,083	(29)	68,200	26,600	24,798	11,833	10,398
Transfers between funds	155,666	56,449	214	(6,199,232)	26,700	11,916	(500)	17,438
Surrenders (notes 2, 3, 4, 5 and 6)	(213,581)	(196,512)	(182)	(315,116)	(98,665)	(125,339)	(15,645)	(24,655)
Adjustments to maintain reserves	(3,558)	38	-	(269)	(28)	(9)	(25)	21

Net equity transactions	157	(80,942)	3	(6,446,417)	(45,393)	(88,634)	(4,337)	3,202

Net change in contract owners’ equity	(333,609)	33,292	-	(5,180,021)	(373,481)	355,469	(62,264)	49,615
Contract owners’ equity at beginning of period	1,960,519	1,927,227	-	5,180,021	2,153,438	1,797,969	341,097	291,482

Contract owners’ equity at end of period	$1,626,910	1,960,519	-	-	1,779,957	2,153,438	278,833	341,097

CHANGE IN UNITS:
Beginning units	76,589	79,733	-	97,929	33,410	35,089	8,453	8,427
Units purchased	11,363	7,211	-	1,989	1,269	2,672	479	1,659
Units surrendered	(11,961)	(10,355)	-	(99,918)	(2,189)	(4,351)	(605)	(1,633)

Ending units	75,991	76,589	-	-	32,490	33,410	8,327	8,453

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DSIF		DSRG		DVSCS		DWVSVS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$455,716	384,906	1,160	24,355	7,970	3,756	21	321
Realized gain (loss) on investments	2,601,764	2,805,344	339,502	402,078	(8,736)	58,640	26,693	5,470
Change in unrealized gain (loss) on investments	(18,939,489)	8,286,194	(3,616,991)	1,802,934	(644,305)	451,784	(74,019)	83,110
Reinvested capital gains	4,471,278	2,502,517	665,660	235,490	245,096	34,142	16,056	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,410,731)	13,978,961	(2,610,669)	2,464,857	(399,975)	548,322	(31,249)	88,901

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	984,513	1,002,790	217,508	230,482	31,779	35,229	2,527	1,944
Transfers between funds	(248,691)	(259,632)	(23,380)	37,697	(32,162)	(216,305)	(152,943)	63,733
Surrenders (notes 2, 3, 4, 5 and 6)	(4,174,664)	(4,445,784)	(808,234)	(937,206)	(170,707)	(178,797)	(13,598)	(25,500)
Adjustments to maintain reserves	(285)	(24,960)	(171)	(1,123)	(25)	21	14	(11)

Net equity transactions	(3,439,127)	(3,727,586)	(614,277)	(670,150)	(171,115)	(359,852)	(164,000)	40,166

Net change in contract owners’ equity	(14,849,858)	10,251,375	(3,224,946)	1,794,707	(571,090)	188,470	(195,249)	129,067
Contract owners’ equity at beginning of period	62,352,334	52,100,959	11,461,936	9,667,229	2,387,625	2,199,155	407,615	278,548

Contract owners’ equity at end of period	$47,502,476	62,352,334	8,236,990	11,461,936	1,816,535	2,387,625	212,366	407,615

CHANGE IN UNITS:
Beginning units	509,290	548,003	116,545	123,939	42,049	48,520	17,155	15,625
Units purchased	17,353	23,977	4,864	9,104	1,295	1,647	1,069	2,815
Units surrendered	(56,716)	(62,690)	(11,546)	(16,498)	(4,754)	(8,118)	(7,976)	(1,285)

Ending units	469,927	509,290	109,863	116,545	38,590	42,049	10,248	17,155

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVGMI		DFVIPS		DSGIBA		FQB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$620	660	7,479	7,225	22,805	12,489	32,081	29,446
Realized gain (loss) on investments	107	183	4,789	20,985	(2,362)	(1,002)	(17,681)	6,231
Change in unrealized gain (loss) on investments	(9,671)	5,397	(31,976)	(17,429)	(227,366)	45,213	(211,588)	(86,419)
Reinvested capital gains	915	2,237	-	1,533	77,900	9,591	25,518	14,523

Net increase (decrease) in contract owners’ equity resulting from operations	(8,029)	8,477	(19,708)	12,314	(129,023)	66,291	(171,670)	(36,219)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	892	891	1,313	1,396	5,576	4,716	19,612	18,040
Transfers between funds	-	-	23,523	377	330,628	(34,047)	184,892	5,220
Surrenders (notes 2, 3, 4, 5 and 6)	(1,303)	(1,169)	(96,266)	(109,609)	(12,570)	(6,271)	(201,233)	(126,167)
Adjustments to maintain reserves	(12)	3	(3)	(2)	(16)	6	(35)	(28)

Net equity transactions	(423)	(275)	(71,433)	(107,838)	323,618	(35,596)	3,236	(102,935)

Net change in contract owners’ equity	(8,452)	8,202	(91,141)	(95,524)	194,595	30,695	(168,434)	(139,154)
Contract owners’ equity at beginning of period	70,545	62,343	188,039	283,563	675,286	644,591	1,629,257	1,768,411

Contract owners’ equity at end of period	$62,093	70,545	96,898	188,039	869,881	675,286	1,460,823	1,629,257

CHANGE IN UNITS:
Beginning units	4,734	4,754	14,868	23,554	42,981	45,291	81,539	86,638
Units purchased	66	62	3,383	577	23,525	578	11,460	2,473
Units surrendered	(97)	(82)	(9,456)	(9,263)	(1,061)	(2,888)	(12,633)	(7,572)

Ending units	4,703	4,734	8,795	14,868	65,445	42,981	80,366	81,539

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVU2		FAMP		FCS		FEIP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,118	1,174	133,266	131,734	(1,270)	(6,594)	550,705	580,506
Realized gain (loss) on investments	2,064	2,156	(146,283)	260,010	9,618	22,225	728,147	1,462,124
Change in unrealized gain (loss) on investments	(35,371)	12,141	(2,731,363)	672,703	(543,207)	144,480	(4,982,428)	2,340,684
Reinvested capital gains	19,233	-	751,818	71,004	68,754	180,674	1,314,110	4,659,578

Net increase (decrease) in contract owners’ equity resulting from operations	(12,956)	15,471	(1,992,562)	1,135,451	(466,105)	340,785	(2,389,466)	9,042,892

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,235	4,067	268,236	306,007	32,653	91,809	916,492	1,092,827
Transfers between funds	(12,978)	1,518	(156,697)	1,838,082	34,323	260,785	(98,700)	(65,317)
Surrenders (notes 2, 3, 4, 5 and 6)	2,185	(1,122)	(2,591,170)	(1,080,630)	(35,329)	(33,235)	(3,644,661)	(4,740,874)
Adjustments to maintain reserves	1	1	(114)	(6,485)	(47)	13	102	(39,742)

Net equity transactions	(6,557)	4,464	(2,479,745)	1,056,974	31,600	319,372	(2,826,767)	(3,753,106)

Net change in contract owners’ equity	(19,513)	19,935	(4,472,307)	2,192,425	(434,505)	660,157	(5,216,233)	5,289,786
Contract owners’ equity at beginning of period	100,862	80,927	13,034,041	10,841,616	1,731,464	1,071,307	44,050,491	38,760,705

Contract owners’ equity at end of period	$81,349	100,862	8,561,734	13,034,041	1,296,959	1,731,464	38,834,258	44,050,491

CHANGE IN UNITS:
Beginning units	7,832	7,410	251,612	186,706	94,784	74,520	316,423	360,367
Units purchased	830	1,709	7,128	92,062	7,370	22,572	13,025	21,362
Units surrendered	(1,301)	(1,287)	(103,180)	(27,156)	(5,237)	(2,308)	(38,038)	(65,306)

Ending units	7,361	7,832	155,560	251,612	96,917	94,784	291,410	316,423

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FEMS		FF10S		FF20S		FF30S
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,307	6,172	6,298	2,245	13,349	5,348	27,313	12,590
Realized gain (loss) on investments	(7,338)	21,351	(454)	16,229	(10,257)	14,213	18,147	18,560
Change in unrealized gain (loss) on investments	(77,237)	(84,814)	(93,035)	(11,492)	(291,819)	18,452	(568,800)	69,851
Reinvested capital gains	-	43,398	24,279	14,104	102,524	60,831	132,374	74,397

Net increase (decrease) in contract owners’ equity resulting from operations	(81,268)	(13,893)	(62,912)	21,086	(186,203)	98,844	(390,966)	175,398

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	12,245	13,306	2,672	71,418	29,118	35,825	43,084	42,261
Transfers between funds	(20,986)	91,753	(5,463)	(7,832)	(153,705)	9,306	156,068	561,229
Surrenders (notes 2, 3, 4, 5 and 6)	(12,199)	(20,126)	(16,419)	(87,752)	(65,540)	(105,769)	(90,215)	(51,503)
Adjustments to maintain reserves	(14)	10	14	(9)	(2)	8	(37)	6

Net equity transactions	(20,954)	84,943	(19,196)	(24,175)	(190,129)	(60,630)	108,900	551,993

Net change in contract owners’ equity	(102,222)	71,050	(82,108)	(3,089)	(376,332)	38,214	(282,066)	727,391
Contract owners’ equity at beginning of period	398,598	327,548	457,106	460,195	1,162,555	1,124,341	2,242,038	1,514,647

Contract owners’ equity at end of period	$296,376	398,598	374,998	457,106	786,223	1,162,555	1,959,972	2,242,038

CHANGE IN UNITS:
Beginning units	29,407	23,496	17,803	18,901	39,348	41,470	65,924	49,877
Units purchased	3,650	6,951	243	3,346	2,540	3,580	7,744	20,771
Units surrendered	(5,498)	(1,040)	(1,077)	(4,444)	(10,096)	(5,702)	(3,938)	(4,724)

Ending units	27,559	29,407	16,969	17,803	31,792	39,348	69,730	65,924

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FGP		FHIP		FIGBS		FMCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$108,894	(562,759)	294,352	353,042	32,090	39,480	(4,852)	1,493
Realized gain (loss) on investments	3,651,712	7,020,926	(93,483)	(39,474)	(86,574)	17,673	30,533	113,081
Change in unrealized gain (loss) on investments	(38,817,149)	(6,870,865)	(1,047,577)	(33,184)	(388,611)	(161,431)	(1,508,646)	299,136
Reinvested capital gains	6,865,689	22,736,151	-	-	121,921	71,530	397,361	1,115,101

Net increase (decrease) in contract owners’ equity resulting from operations	(28,190,854)	22,323,453	(846,708)	280,384	(321,174)	(32,748)	(1,085,604)	1,528,811

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,536,836	1,685,790	236,093	245,952	36,408	37,834	149,306	145,267
Transfers between funds	(296,894)	(608,466)	(66,609)	100,935	(375,630)	25,941	(234,102)	(69,105)
Surrenders (notes 2, 3, 4, 5 and 6)	(6,834,173)	(10,214,994)	(551,864)	(647,017)	(196,307)	(181,482)	(483,397)	(499,552)
Adjustments to maintain reserves	(992)	(46,641)	26	(6,635)	(46)	(17)	1,050	62

Net equity transactions	(5,595,223)	(9,184,311)	(382,354)	(306,765)	(535,575)	(117,724)	(567,143)	(423,328)

Net change in contract owners’ equity	(33,786,077)	13,139,142	(1,229,062)	(26,381)	(856,749)	(150,472)	(1,652,747)	1,105,483
Contract owners’ equity at beginning of period	115,555,345	102,416,203	7,295,909	7,322,290	2,582,359	2,732,831	7,360,999	6,255,516

Contract owners’ equity at end of period	$81,769,268	115,555,345	6,066,847	7,295,909	1,725,610	2,582,359	5,708,252	7,360,999

CHANGE IN UNITS:
Beginning units	488,388	542,351	126,707	132,097	130,864	137,001	88,946	94,515
Units purchased	12,803	21,236	6,901	12,380	12,432	9,564	4,578	3,955
Units surrendered	(43,428)	(75,199)	(15,049)	(17,770)	(42,475)	(15,701)	(12,160)	(9,524)

Ending units	457,763	488,388	118,559	126,707	100,821	130,864	81,364	88,946

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FNRS2		FOP		FOS		FRESS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$35,687	18,269	24,263	4,633	18,486	(4,250)	645	347
Realized gain (loss) on investments	344,634	(126,095)	147,269	204,680	59,064	146,570	4,412	5,879
Change in unrealized gain (loss) on investments	195,752	487,812	(1,436,767)	276,609	(1,486,949)	379,398	(36,597)	16,188
Reinvested capital gains	-	-	35,441	361,967	39,439	392,239	1,803	439

Net increase (decrease) in contract owners’ equity resulting from operations	576,073	379,986	(1,229,794)	847,889	(1,369,960)	913,957	(29,737)	22,853

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	255,272	65,669	5,344	5,225	205,268	297,002	2,309	4,219
Transfers between funds	499,491	235,694	(37,841)	(64,591)	2,813	(45,822)	12,675	9,532
Surrenders (notes 2, 3, 4, 5 and 6)	(232,223)	(148,994)	(203,639)	(555,346)	(507,543)	(508,455)	(4,167)	(13,495)
Adjustments to maintain reserves	1,733	18	31	(5,193)	(165)	30	9	(3)

Net equity transactions	524,273	152,387	(236,105)	(619,905)	(299,627)	(257,245)	10,826	253

Net change in contract owners’ equity	1,100,346	532,373	(1,465,899)	227,984	(1,669,587)	656,712	(18,911)	23,106
Contract owners’ equity at beginning of period	1,207,423	675,050	4,976,613	4,748,629	5,535,686	4,878,974	92,275	69,169

Contract owners’ equity at end of period	$2,307,769	1,207,423	3,510,714	4,976,613	3,866,099	5,535,686	73,364	92,275

CHANGE IN UNITS:
Beginning units	74,766	64,509	90,173	105,502	327,130	343,121	6,143	6,354
Units purchased	42,741	26,917	828	1,650	33,229	37,221	2,285	1,559
Units surrendered	(29,342)	(16,660)	(7,487)	(16,979)	(55,758)	(53,212)	(1,647)	(1,770)

Ending units	88,165	74,766	83,514	90,173	304,601	327,130	6,781	6,143

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVSS		FVSS2		FTVDM2		FTVFA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$3,846	9,911	303	-	9,540	2,200	2,074	2,510
Realized gain (loss) on investments	30,795	35,175	(1,114)	-	(8,354)	14,252	(5,183)	(5,430)
Change in unrealized gain (loss) on investments	(176,459)	139,855	196	-	(147,172)	(60,879)	(51,478)	25,114
Reinvested capital gains	46,284	99,141	1,614	-	33,325	11,310	18,363	-

Net increase (decrease) in contract owners’ equity resulting from operations	(95,534)	284,082	999	-	(112,661)	(33,117)	(36,224)	22,194

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,188	56,331	-	-	13,910	14,955	11,105	10,531
Transfers between funds	(107,249)	270,808	41,474	-	(4,292)	(1,739)	4,648	(5,477)
Surrenders (notes 2, 3, 4, 5 and 6)	(146,392)	(181,403)	(233)	-	(45,026)	(26,030)	(14,785)	(12,705)
Adjustments to maintain reserves	12	2	(3)	-	1	(5)	4	(1)

Net equity transactions	(236,441)	145,738	41,238	-	(35,407)	(12,819)	972	(7,652)

Net change in contract owners’ equity	(331,975)	429,820	42,237	-	(148,068)	(45,936)	(35,252)	14,542
Contract owners’ equity at beginning of period	1,253,027	823,207	-	-	514,525	560,461	221,765	207,223

Contract owners’ equity at end of period	$921,052	1,253,027	42,237	-	366,457	514,525	186,513	221,765

CHANGE IN UNITS:
Beginning units	26,130	22,769	-	-	36,257	37,053	10,730	11,163
Units purchased	1,630	7,663	4,395	-	2,896	2,894	926	1,252
Units surrendered	(7,066)	(4,302)	(24)	-	(5,885)	(3,690)	(857)	(1,685)

Ending units	20,694	26,130	4,371	-	33,268	36,257	10,799	10,730

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVGI2		FTVIS2		FTVRDI		FTVSVI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,834)	(5,275)	55,446	54,694	4,025	31,045	19,380	18,719
Realized gain (loss) on investments	(116,308)	(22,467)	(7,815)	(2,072)	2,437	1,454,868	(81,277)	(49,607)
Change in unrealized gain (loss) on investments	72,696	(37,163)	(154,133)	143,375	(96,437)	(571,422)	(698,574)	549,205
Reinvested capital gains	-	-	25,002	-	46,166	152,518	455,626	72,463

Net increase (decrease) in contract owners’ equity resulting from operations	(47,446)	(64,905)	(81,500)	195,997	(43,809)	1,067,009	(304,845)	590,780

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	30,050	31,003	48,578	53,183	2,561	106,015	42,315	42,027
Transfers between funds	(80,325)	43,452	(7,569)	(33,301)	14,390	(4,695,643)	(86,399)	125,194
Surrenders (notes 2, 3, 4, 5 and 6)	(304,631)	(54,455)	(168,299)	(104,545)	(13,418)	(472,902)	(230,467)	(113,047)
Adjustments to maintain reserves	(674)	(1)	(1,325)	(1)	(40)	36	(34)	16

Net equity transactions	(355,580)	19,999	(128,615)	(84,664)	3,493	(5,062,494)	(274,585)	54,190

Net change in contract owners’ equity	(403,026)	(44,906)	(210,115)	111,333	(40,316)	(3,995,485)	(579,430)	644,970
Contract owners’ equity at beginning of period	1,117,540	1,162,446	1,362,696	1,251,363	418,522	4,414,007	3,018,550	2,373,580

Contract owners’ equity at end of period	$714,514	1,117,540	1,152,581	1,362,696	378,206	418,522	2,439,120	3,018,550

CHANGE IN UNITS:
Beginning units	122,131	120,198	56,464	60,300	5,919	86,192	45,870	45,146
Units purchased	10,940	10,818	5,703	3,952	297	1,857	1,637	4,019
Units surrendered	(50,567)	(8,885)	(11,372)	(7,788)	(250)	(82,130)	(6,162)	(3,295)

Ending units	82,504	122,131	50,795	56,464	5,966	5,919	41,345	45,870

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TIF		TIF2		GVGMNS		GVMSAS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,012	675	11,620	7,070	(96)	(224)	1,245	62
Realized gain (loss) on investments	(288)	192	(7,758)	(4,281)	471	1,334	(62)	829
Change in unrealized gain (loss) on investments	(3,780)	784	(42,771)	17,452	(5,482)	758	(2,958)	(672)
Reinvested capital gains	-	-	-	-	657	4,623	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,056)	1,651	(38,909)	20,241	(4,450)	6,491	(1,775)	219

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	16,352	13,832	-	254	-	118
Transfers between funds	-	-	10,873	(53,363)	(38,077)	20,324	35,200	127
Surrenders (notes 2, 3, 4, 5 and 6)	(3,942)	(1,156)	(30,383)	(17,844)	(597)	(10,399)	(604)	(158)
Adjustments to maintain reserves	17	8	1	(7)	2	(6)	4	(2)

Net equity transactions	(3,925)	(1,148)	(3,157)	(57,382)	(38,672)	10,173	34,600	85

Net change in contract owners’ equity	(6,981)	503	(42,066)	(37,141)	(43,122)	16,664	32,825	304
Contract owners’ equity at beginning of period	41,383	40,880	478,718	515,859	59,213	42,549	7,100	6,796

Contract owners’ equity at end of period	$34,402	41,383	436,652	478,718	16,091	59,213	39,925	7,100

CHANGE IN UNITS:
Beginning units	1,513	1,555	49,423	55,282	3,546	2,962	626	625
Units purchased	-	-	3,847	2,627	-	1,257	3,216	15
Units surrendered	(150)	(42)	(4,287)	(8,486)	(2,348)	(673)	(57)	(14)

Ending units	1,363	1,513	48,983	49,423	1,198	3,546	3,785	626

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVARS		ACEG		AVMCCI		IVBRA1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$255	(377)	(631)	(1,573)	(77)	(32)	19,899	10,009
Realized gain (loss) on investments	3,005	1,344	14,903	49,523	4,997	(14)	(11,119)	(128)
Change in unrealized gain (loss) on investments	(5,717)	1,400	(138,695)	(44,204)	(10,218)	7,710	(70,793)	10,168
Reinvested capital gains	465	1,861	46,603	41,286	1,057	-	9,985	11,834

Net increase (decrease) in contract owners’ equity resulting from operations	(1,992)	4,228	(77,820)	45,032	(4,241)	7,664	(52,028)	31,883

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	903	2,052	2,134	4,245	4,042	1,316	184,062	22,807
Transfers between funds	(25,437)	12,933	(68,388)	(155,203)	(10,022)	(14)	171	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,499)	(2,993)	(13,030)	(23,150)	(4,189)	(522)	(248,601)	(29,533)
Adjustments to maintain reserves	-	-	(21)	(11)	(13)	9	(12)	2

Net equity transactions	(26,033)	11,992	(79,305)	(174,119)	(10,182)	789	(64,380)	(6,724)

Net change in contract owners’ equity	(28,025)	16,220	(157,125)	(129,087)	(14,423)	8,453	(116,408)	25,159
Contract owners’ equity at beginning of period	80,572	64,352	308,316	437,403	42,239	33,786	383,299	358,140

Contract owners’ equity at end of period	$52,547	80,572	151,191	308,316	27,816	42,239	266,891	383,299

CHANGE IN UNITS:
Beginning units	6,620	5,688	7,506	11,929	1,757	1,724	25,164	25,632
Units purchased	1,159	1,777	269	248	1,312	58	13,059	1,978
Units surrendered	(3,285)	(845)	(2,442)	(4,671)	(1,710)	(25)	(17,661)	(2,446)

Ending units	4,494	6,620	5,333	7,506	1,359	1,757	20,562	25,164

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVCPBI		MSVMV		OVAG		OVGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,902	-	-	-	(12,254)	(17,855)	-	3,629
Realized gain (loss) on investments	(6,515)	-	-	127	88,148	222,330	-	266,517
Change in unrealized gain (loss) on investments	(155,812)	-	-	-	(1,527,233)	(5,515)	-	(63,894)
Reinvested capital gains	1,824	-	-	-	538,985	282,362	-	64,472

Net increase (decrease) in contract owners’ equity resulting from operations	(155,601)	-	-	127	(912,354)	481,322	-	270,724

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	84,601	-	-	-	35,428	36,035	-	9,933
Transfers between funds	3,002,033	-	-	-	(303,454)	16,259	-	(1,145,859)
Surrenders (notes 2, 3, 4, 5 and 6)	(149,144)	-	-	(127)	(150,570)	(276,178)	-	(166,389)
Adjustments to maintain reserves	24	-	-	-	(154)	3	-	(43)

Net equity transactions	2,937,514	-	-	(127)	(418,750)	(223,881)	-	(1,302,358)

Net change in contract owners’ equity	2,781,913	-	-	-	(1,331,104)	257,441	-	(1,031,634)
Contract owners’ equity at beginning of period	-	-	-	-	3,094,493	2,837,052	-	1,031,634

Contract owners’ equity at end of period	$2,781,913	-	-	-	1,763,389	3,094,493	-	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	112,976	122,828	-	33,220
Units purchased	319,719	-	-	-	17,968	4,650	-	1,194
Units surrendered	(26,283)	-	-	-	(35,968)	(14,502)	-	(34,414)

Ending units	293,436	-	-	-	94,976	112,976	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVGS		OVIG		OVMS		OVSB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(97,958)	(136,328)	(962)	(1,738)	39,744	53,245	(676)	7,585
Realized gain (loss) on investments	(25,528)	742,904	(26,574)	30,667	18,088	91,003	(3,588)	(250)
Change in unrealized gain (loss) on investments	(11,925,283)	1,758,946	(90,704)	(19,649)	(1,327,829)	109,131	(15,865)	(14,216)
Reinvested capital gains	3,418,024	1,393,607	36,199	24,521	343,269	278,281	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,630,745)	3,759,129	(82,041)	33,801	(926,728)	531,660	(20,129)	(6,881)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	378,085	407,291	1,758	3,128	150,575	177,366	7,275	7,194
Transfers between funds	(140,096)	(482,524)	(57,291)	(3,336)	7,593	11,868	(1,969)	10,324
Surrenders (notes 2, 3, 4, 5 and 6)	(1,221,020)	(2,299,238)	(12,506)	(50,896)	(516,891)	(719,059)	(18,784)	(7,815)
Adjustments to maintain reserves	126	(51,460)	(18)	9	38	(5,826)	16	4

Net equity transactions	(982,905)	(2,425,931)	(68,057)	(51,095)	(358,685)	(535,651)	(13,462)	9,707

Net change in contract owners’ equity	(9,613,650)	1,333,198	(150,098)	(17,294)	(1,285,413)	(3,991)	(33,591)	2,826
Contract owners’ equity at beginning of period	27,193,716	25,860,518	332,540	349,834	5,497,172	5,501,163	176,247	173,421

Contract owners’ equity at end of period	$17,580,066	27,193,716	182,442	332,540	4,211,759	5,497,172	142,656	176,247

CHANGE IN UNITS:
Beginning units	199,554	218,105	21,399	24,708	96,127	108,134	15,026	14,219
Units purchased	8,967	7,551	10,186	1,362	5,094	7,171	840	1,803
Units surrendered	(17,454)	(26,102)	(15,392)	(4,671)	(12,274)	(19,178)	(2,073)	(996)

Ending units	191,067	199,554	16,193	21,399	88,947	96,127	13,793	15,026

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSC		WRASP		WRHIP		WRMCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$363	(1,480)	9,526	11,491	33,097	29,262	(3,759)	(5,675)
Realized gain (loss) on investments	23,694	22,928	(6,735)	7,544	(5,891)	(1,730)	3,973	70,990
Change in unrealized gain (loss) on investments	(331,801)	128,926	(243,510)	(29,695)	(96,101)	298	(481,492)	(30,143)
Reinvested capital gains	114,743	73,833	74,019	111,569	-	-	160,166	128,011

Net increase (decrease) in contract owners’ equity resulting from operations	(193,001)	224,207	(166,700)	100,909	(68,895)	27,830	(321,112)	163,183

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,653	20,693	37,701	37,123	6,129	8,592	54,117	24,384
Transfers between funds	(40,429)	18,786	(22,411)	(18,983)	96,483	4,769	(74,795)	56,013
Surrenders (notes 2, 3, 4, 5 and 6)	(83,103)	(58,101)	(78,212)	(64,765)	(22,838)	(36,672)	(138,792)	(159,800)
Adjustments to maintain reserves	(129)	62	(24)	21	-	(3)	(6)	(7)

Net equity transactions	(102,008)	(18,560)	(62,946)	(46,604)	79,774	(23,314)	(159,476)	(79,410)

Net change in contract owners’ equity	(295,009)	205,647	(229,646)	54,305	10,879	4,516	(480,588)	83,773
Contract owners’ equity at beginning of period	1,215,479	1,009,832	1,110,714	1,056,409	502,575	498,059	1,084,113	1,000,340

Contract owners’ equity at end of period	$920,470	1,215,479	881,068	1,110,714	513,454	502,575	603,525	1,084,113

CHANGE IN UNITS:
Beginning units	15,891	16,144	45,591	47,675	30,323	31,725	26,394	28,209
Units purchased	509	1,485	2,419	2,870	7,344	2,065	3,162	3,064
Units surrendered	(2,033)	(1,738)	(5,361)	(4,954)	(2,709)	(3,467)	(8,201)	(4,879)

Ending units	14,367	15,891	42,649	45,591	34,958	30,323	21,355	26,394

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JABS		JACAS		JAEI		JAGTS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$9,851	4,498	(19,641)	(32,318)	(848)	(644)	(21,386)	(25,351)
Realized gain (loss) on investments	103,333	139,143	322,322	359,672	3,110	21,373	132,678	679,577
Change in unrealized gain (loss) on investments	(652,964)	195,339	(3,223,699)	155,742	(101,307)	3,391	(3,210,592)	(504,176)
Reinvested capital gains	67,973	16,607	737,440	842,388	44,230	28,353	781,559	871,492

Net increase (decrease) in contract owners’ equity resulting from operations	(471,807)	355,587	(2,183,578)	1,325,484	(54,815)	52,473	(2,317,741)	1,021,542

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	24,259	35,304	72,520	128,355	13,395	5,553	53,226	65,106
Transfers between funds	33,919	103,418	(473,361)	(184,897)	(2,508)	(32,135)	(603,719)	(72,325)
Surrenders (notes 2, 3, 4, 5 and 6)	(294,458)	(116,048)	(639,745)	(547,435)	(17,540)	(51,134)	(215,893)	(604,556)
Adjustments to maintain reserves	34	(2)	(167)	74	(26)	1	(178)	9

Net equity transactions	(236,246)	22,672	(1,040,753)	(603,903)	(6,679)	(77,715)	(766,564)	(611,766)

Net change in contract owners’ equity	(708,053)	378,259	(3,224,331)	721,581	(61,494)	(25,242)	(3,084,305)	409,776
Contract owners’ equity at beginning of period	2,666,637	2,288,378	7,004,050	6,282,469	335,755	360,997	6,638,846	6,229,070

Contract owners’ equity at end of period	$1,958,584	2,666,637	3,779,719	7,004,050	274,261	335,755	3,554,541	6,638,846

CHANGE IN UNITS:
Beginning units	54,321	53,935	125,075	136,791	15,706	19,633	172,644	189,428
Units purchased	5,159	7,106	4,973	6,083	1,005	324	14,329	10,175
Units surrendered	(11,383)	(6,720)	(27,408)	(17,799)	(1,371)	(4,251)	(39,183)	(26,959)

Ending units	48,097	54,321	102,640	125,075	15,340	15,706	147,790	172,644

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAIGS		LOVTRC		MNDIC		MV2IGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$27,144	15,100	5,100	2,426	(2,488)	(4,094)	(656)	(106)
Realized gain (loss) on investments	143,134	38,547	(891)	34	(15,245)	50,499	22,587	4,470
Change in unrealized gain (loss) on investments	(424,709)	289,484	(34,136)	(4,900)	(337,610)	(151,916)	(113,794)	35,073
Reinvested capital gains	-	-	399	1,178	144,210	121,295	22,352	53,038

Net increase (decrease) in contract owners’ equity resulting from operations	(254,431)	343,131	(29,528)	(1,262)	(211,133)	15,784	(69,511)	92,475

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	79,757	82,821	5,582	4,075	61,013	71,157	14,998	4,438
Transfers between funds	(316,382)	68,441	(1,372)	39,163	(31,608)	(37,851)	(194,680)	(6,052)
Surrenders (notes 2, 3, 4, 5 and 6)	(237,856)	(191,142)	(8,322)	(7,330)	(103,160)	(128,548)	(50,310)	(6,425)
Adjustments to maintain reserves	(57)	9	(9)	17	(28)	(8)	8	(23)

Net equity transactions	(474,538)	(39,871)	(4,121)	35,925	(73,783)	(95,250)	(229,984)	(8,062)

Net change in contract owners’ equity	(728,969)	303,260	(33,649)	34,663	(284,916)	(79,466)	(299,495)	84,413
Contract owners’ equity at beginning of period	3,021,901	2,718,641	205,453	170,790	718,830	798,296	449,396	364,983

Contract owners’ equity at end of period	$2,292,932	3,021,901	171,804	205,453	433,914	718,830	149,901	449,396

CHANGE IN UNITS:
Beginning units	144,981	147,441	17,601	14,523	19,804	22,300	15,652	15,971
Units purchased	8,810	19,241	665	3,712	2,346	1,903	1,072	541
Units surrendered	(32,432)	(21,701)	(1,054)	(634)	(5,044)	(4,399)	(10,122)	(860)

Ending units	121,359	144,981	17,212	17,601	17,106	19,804	6,602	15,652

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MV3MVI		MVFIC		MVIGIC		MSEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,367	527	33,823	31,013	252	64	27,422	24,122
Realized gain (loss) on investments	(2,663)	134	47,933	109,305	430	2,712	(19,749)	(2,780)
Change in unrealized gain (loss) on investments	(82,703)	12,390	(527,411)	562,539	(51,032)	4,791	(99,723)	(34,295)
Reinvested capital gains	38,766	776	208,518	78,956	12,636	10,069	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,233)	13,827	(237,137)	781,813	(37,714)	17,636	(92,050)	(12,953)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	837	41,602	30,097	38,486	1,790	3,297	17,023	18,684
Transfers between funds	369,156	135,096	242,175	(95,940)	9,208	83,645	(14,322)	4,890
Surrenders (notes 2, 3, 4, 5 and 6)	(51,452)	(1,318)	(279,245)	(304,294)	(1,503)	(7,164)	(44,344)	(50,625)
Adjustments to maintain reserves	4	(6)	(54)	42	(10)	5	22	4

Net equity transactions	318,545	175,374	(7,027)	(361,706)	9,485	79,783	(41,621)	(27,047)

Net change in contract owners’ equity	274,312	189,201	(244,164)	420,107	(28,229)	97,419	(133,671)	(40,000)
Contract owners’ equity at beginning of period	189,201	-	3,705,166	3,285,059	246,333	148,914	498,174	538,174

Contract owners’ equity at end of period	$463,513	189,201	3,461,002	3,705,166	218,104	246,333	364,503	498,174

CHANGE IN UNITS:
Beginning units	10,573	-	62,829	69,661	17,992	11,825	13,014	13,742
Units purchased	21,739	10,651	6,006	1,778	1,232	6,762	1,180	1,305
Units surrendered	(3,773)	(78)	(6,426)	(8,610)	(398)	(595)	(2,429)	(2,033)

Ending units	28,539	10,573	62,409	62,829	18,826	17,992	11,765	13,014

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MSVFI		MSVRE		DTRTFB		EIF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$18,773	20,598	4,901	10,299	1,544	920	14,198	10,646
Realized gain (loss) on investments	(7,687)	222	(2,455)	(503)	(543)	16	26,904	19,792
Change in unrealized gain (loss) on investments	(108,738)	(63,751)	(335,126)	207,752	(10,473)	(1,350)	(239,642)	166,994
Reinvested capital gains	9,475	38,614	132,148	-	-	147	137,623	13,214

Net increase (decrease) in contract owners’ equity resulting from operations	(88,177)	(4,317)	(200,532)	217,548	(9,472)	(267)	(60,917)	210,646

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,936	6,664	11,431	11,660	8,405	1,136	26,163	15,760
Transfers between funds	(1,875)	29,799	(2,061)	(2,241)	11,971	38,540	66,541	123,714
Surrenders (notes 2, 3, 4, 5 and 6)	(16,983)	(11,527)	(30,159)	(147,586)	(1,413)	(507)	(72,328)	(52,184)
Adjustments to maintain reserves	(38)	11	(30)	(552)	2	4	189	26

Net equity transactions	(11,960)	24,947	(20,819)	(138,719)	18,965	39,173	20,565	87,316

Net change in contract owners’ equity	(100,137)	20,630	(221,351)	78,829	9,493	38,906	(40,352)	297,962
Contract owners’ equity at beginning of period	599,990	579,360	749,954	671,125	51,839	12,933	1,371,298	1,073,336

Contract owners’ equity at end of period	$499,853	599,990	528,603	749,954	61,332	51,839	1,330,946	1,371,298

CHANGE IN UNITS:
Beginning units	30,886	29,587	9,437	12,611	4,710	1,164	27,616	26,048
Units purchased	1,766	2,751	148	110	1,886	3,592	2,886	3,237
Units surrendered	(2,438)	(1,452)	(391)	(3,284)	(143)	(46)	(2,565)	(1,669)

Ending units	30,214	30,886	9,194	9,437	6,453	4,710	27,937	27,616

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GBF		GEM		GIG		GVAAA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$58,401	50,788	4,574	6,700	100,880	78,507	(18,535)	26,333
Realized gain (loss) on investments	(88,459)	(44,067)	10,715	31,984	3,972	54,747	47,053	51,065
Change in unrealized gain (loss) on investments	(518,253)	(125,841)	(323,547)	(143,990)	(1,035,785)	290,831	(787,623)	479,310
Reinvested capital gains	-	-	-	-	385,848	-	140,250	26,423

Net increase (decrease) in contract owners’ equity resulting from operations	(548,311)	(119,120)	(308,258)	(105,306)	(545,085)	424,085	(618,855)	583,131

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	164,715	171,936	40,683	36,500	82,401	91,942	68,934	73,066
Transfers between funds	23,808	40,178	(11,763)	9,150	(13,204)	76,515	(18,841)	(55,565)
Surrenders (notes 2, 3, 4, 5 and 6)	(431,781)	(549,358)	(80,263)	(85,196)	(328,416)	(323,271)	(589,714)	(307,251)
Adjustments to maintain reserves	(19)	(3,248)	(1)	(40)	(39)	(10)	(64)	19

Net equity transactions	(243,277)	(340,492)	(51,344)	(39,586)	(259,258)	(154,824)	(539,685)	(289,731)

Net change in contract owners’ equity	(791,588)	(459,612)	(359,602)	(144,892)	(804,343)	269,261	(1,158,540)	293,400
Contract owners’ equity at beginning of period	4,294,993	4,754,605	1,263,138	1,408,030	3,780,791	3,511,530	4,523,684	4,230,284

Contract owners’ equity at end of period	$3,503,405	4,294,993	903,536	1,263,138	2,976,448	3,780,791	3,365,144	4,523,684

CHANGE IN UNITS:
Beginning units	113,439	124,840	39,779	41,039	163,271	170,262	158,231	168,891
Units purchased	11,020	10,878	3,106	3,117	8,221	13,419	3,799	6,392
Units surrendered	(18,964)	(22,279)	(4,905)	(4,377)	(21,392)	(20,410)	(24,756)	(17,052)

Ending units	105,495	113,439	37,980	39,779	150,100	163,271	137,274	158,231

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,568)	5,656	(10,881)	(13,885)	(4,130)	5,086	(15,044)	(18,674)
Realized gain (loss) on investments	(1,985)	4,678	44,670	117,263	5,556	9,357	188,623	230,631
Change in unrealized gain (loss) on investments	(47,669)	(17,396)	(930,514)	223,661	(191,963)	160,830	(1,803,209)	471,467
Reinvested capital gains	6,072	2,145	135,359	76,342	20,903	16,580	362,814	64,213

Net increase (decrease) in contract owners’ equity resulting from operations	(45,150)	(4,917)	(761,366)	403,381	(169,634)	191,853	(1,266,816)	747,637

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	15,208	7,692	34,295	100,724	33,206	14,571	85,256	100,334
Transfers between funds	(12,459)	35,444	102,422	6,419	69,720	(2,330)	(381,959)	142,574
Surrenders (notes 2, 3, 4, 5 and 6)	(35,705)	(72,512)	(147,269)	(276,864)	(58,995)	(85,059)	(139,804)	(353,167)
Adjustments to maintain reserves	(3)	17	(37)	6	(5)	(7)	(75)	41

Net equity transactions	(32,959)	(29,359)	(10,589)	(169,715)	43,926	(72,825)	(436,582)	(110,218)

Net change in contract owners’ equity	(78,109)	(34,276)	(771,955)	233,666	(125,708)	119,028	(1,703,398)	637,419
Contract owners’ equity at beginning of period	360,466	394,742	2,911,588	2,677,922	983,351	864,323	4,318,400	3,680,981

Contract owners’ equity at end of period	$282,357	360,466	2,139,633	2,911,588	857,643	983,351	2,615,002	4,318,400

CHANGE IN UNITS:
Beginning units	23,988	25,959	70,157	74,600	30,103	32,579	79,020	81,590
Units purchased	1,636	3,609	7,004	4,981	4,113	1,010	4,314	7,184
Units surrendered	(3,961)	(5,580)	(8,083)	(9,424)	(2,591)	(3,486)	(14,150)	(9,754)

Ending units	21,663	23,988	69,078	70,157	31,625	30,103	69,184	79,020

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVDMA		GVDMC		GVEX1		GVIDA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(23,433)	(19,503)	(2,943)	(2,464)	47,015	105,579	(10,930)	(9,999)
Realized gain (loss) on investments	73,427	154,134	(8,083)	4,818	24,645	242,066	(9,986)	27,199
Change in unrealized gain (loss) on investments	(2,777,133)	503,088	(142,874)	28,012	(5,417,598)	1,108,443	(977,867)	269,276
Reinvested capital gains	1,626,845	90,212	78,029	4,840	3,990,977	46,192	534,389	40,360

Net increase (decrease) in contract owners’ equity resulting from operations	(1,100,294)	727,931	(75,871)	35,206	(1,354,961)	1,502,280	(464,394)	326,836

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	145,760	147,769	33,845	23,998	166,209	158,945	60,967	58,163
Transfers between funds	(182,841)	(28,805)	(21,254)	(14,181)	530,435	520,776	19,916	23,649
Surrenders (notes 2, 3, 4, 5 and 6)	(291,997)	(466,735)	(55,650)	(134,412)	(433,353)	(214,370)	(167,653)	(209,793)
Adjustments to maintain reserves	(109)	19	(25)	16	(94)	7	(48)	7

Net equity transactions	(329,187)	(347,752)	(43,084)	(124,579)	263,197	465,358	(86,818)	(127,974)

Net change in contract owners’ equity	(1,429,481)	380,179	(118,955)	(89,373)	(1,091,764)	1,967,638	(551,212)	198,862
Contract owners’ equity at beginning of period	6,040,159	5,659,980	523,841	613,214	7,022,875	5,055,237	2,431,960	2,233,098

Contract owners’ equity at end of period	$4,610,678	6,040,159	404,886	523,841	5,931,111	7,022,875	1,880,748	2,431,960

CHANGE IN UNITS:
Beginning units	166,929	177,165	21,606	26,517	216,554	194,819	62,680	66,189
Units purchased	6,030	10,109	2,025	1,567	30,572	30,482	3,717	4,535
Units surrendered	(16,431)	(20,345)	(3,989)	(6,478)	(19,491)	(8,747)	(6,351)	(8,044)

Ending units	156,528	166,929	19,642	21,606	227,635	216,554	60,046	62,680

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVIDC		GVIDM		GVIX2		HIBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(875)	(570)	(8,336)	(5,650)	22,102	18,516	37,653	36,920
Realized gain (loss) on investments	(1,481)	1,005	(98,034)	31,081	4,017	8,446	(8,456)	13,874
Change in unrealized gain (loss) on investments	(37,056)	3,253	(1,004,274)	215,938	(146,233)	52,450	(131,063)	(2,216)
Reinvested capital gains	13,713	1,405	649,239	32,445	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,699)	5,093	(461,405)	273,814	(120,114)	79,412	(101,866)	48,578

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,269	11,466	48,773	48,804	17,072	14,590	24,493	27,328
Transfers between funds	45,562	(257)	(4,180)	(31,927)	26,479	(14,195)	(9,154)	(277,006)
Surrenders (notes 2, 3, 4, 5 and 6)	(64,563)	(18,779)	(409,548)	(423,340)	(72,037)	(24,347)	(62,834)	(78,132)
Adjustments to maintain reserves	3	(19)	(37)	50	(24)	10	21	(10)

Net equity transactions	(14,729)	(7,589)	(364,992)	(406,413)	(28,510)	(23,942)	(47,474)	(327,820)

Net change in contract owners’ equity	(40,428)	(2,496)	(826,397)	(132,599)	(148,624)	55,470	(149,340)	(279,242)
Contract owners’ equity at beginning of period	209,910	212,406	2,815,479	2,948,078	833,610	778,140	853,634	1,132,876

Contract owners’ equity at end of period	$169,482	209,910	1,989,082	2,815,479	684,986	833,610	704,294	853,634

CHANGE IN UNITS:
Beginning units	10,553	10,931	90,680	104,838	60,384	61,991	28,295	39,381
Units purchased	2,762	663	1,629	4,592	4,186	1,284	1,998	1,360
Units surrendered	(3,538)	(1,041)	(15,339)	(18,750)	(6,231)	(2,891)	(3,707)	(12,446)

Ending units	9,777	10,553	76,970	90,680	58,339	60,384	26,586	28,295

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IDPG		IDPGI		MCIF		MSBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	(1)	-	-	35,862	43,510	25,632	47,667
Realized gain (loss) on investments	(17)	3	-	-	48,191	63,880	(765)	8,761
Change in unrealized gain (loss) on investments	(68)	31	(7)	-	(2,365,904)	1,197,179	(50,921)	(10,050)
Reinvested capital gains	39	14	6	-	1,391,466	115,943	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(46)	47	(1)	-	(890,385)	1,420,512	(26,054)	46,378

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	56	-	65,278	67,539	23,040	13,549
Transfers between funds	-	-	-	-	(90,343)	(221,831)	(23,840)	55,282
Surrenders (notes 2, 3, 4, 5 and 6)	(115)	(145)	(1)	-	(791,600)	(724,622)	(149,185)	(133,684)
Adjustments to maintain reserves	2	(3)	4	-	(159)	121	(39)	16

Net equity transactions	(113)	(148)	59	-	(816,824)	(878,793)	(150,024)	(64,837)

Net change in contract owners’ equity	(159)	(101)	58	-	(1,707,209)	541,719	(176,078)	(18,459)
Contract owners’ equity at beginning of period	354	455	-	-	6,869,989	6,328,270	969,018	987,477

Contract owners’ equity at end of period	$195	354	58	-	5,162,780	6,869,989	792,940	969,018

CHANGE IN UNITS:
Beginning units	23	33	-	-	109,885	125,839	38,558	41,052
Units purchased	-	-	5	-	3,792	3,656	5,048	3,730
Units surrendered	(8)	(10)	-	-	(18,311)	(19,610)	(11,762)	(6,224)

Ending units	15	23	5	-	95,366	109,885	31,844	38,558

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NCPG		NCPGI		NVAMV1		NVAMVX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(173)	(1)	(38)	-	41,624	46,491	24,724	21,654
Realized gain (loss) on investments	(232)	-	(41)	1	71,183	(52,722)	70,978	70,474
Change in unrealized gain (loss) on investments	(1,759)	110	(818)	6	(1,040,137)	1,787,376	(494,069)	565,211
Reinvested capital gains	-	-	-	-	812,861	-	366,365	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,164)	109	(897)	7	(114,469)	1,781,145	(32,002)	657,339

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	56	19	(117)	24	-	139	200,461	199,859
Transfers between funds	54,278	9,419	10,704	-	(220,031)	(239,059)	(93,720)	44,999
Surrenders (notes 2, 3, 4, 5 and 6)	(737)	-	(766)	(4)	(395,387)	(546,468)	49,788	(104,194)
Adjustments to maintain reserves	2	3	5	(7)	(15)	(64)	24	36

Net equity transactions	53,599	9,441	9,826	13	(615,433)	(785,452)	156,553	140,700

Net change in contract owners’ equity	51,435	9,550	8,929	20	(729,902)	995,693	124,551	798,039
Contract owners’ equity at beginning of period	9,550	-	83	63	6,553,889	5,558,196	2,669,024	1,870,985

Contract owners’ equity at end of period	$60,985	9,550	9,012	83	5,823,987	6,553,889	2,793,575	2,669,024

CHANGE IN UNITS:
Beginning units	613	-	6	5	144,197	163,921	168,203	158,052
Units purchased	4,684	613	800	2	137	1,207	39,823	30,428
Units surrendered	(664)	-	(61)	(1)	(14,103)	(20,931)	(29,307)	(20,277)

Ending units	4,633	613	745	6	130,231	144,197	178,719	168,203

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,089	3,713	8,412	7,220	(3,601)	(1,874)	(310)	(639)
Realized gain (loss) on investments	(16,292)	2,284	(24,022)	7,317	(15,479)	(1,741)	(2,004)	16,782
Change in unrealized gain (loss) on investments	(14,536)	(13,420)	(65,545)	(44,863)	(133,320)	110,509	(6,927)	(3,197)
Reinvested capital gains	949	923	502	16,595	30,627	-	1,548	118

Net increase (decrease) in contract owners’ equity resulting from operations	(27,790)	(6,500)	(80,653)	(13,731)	(121,773)	106,894	(7,693)	13,064

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,313	4,475	3,704	2,828	13,269	16,056	4,242	4,377
Transfers between funds	(75,041)	(5,229)	6,604	13,562	31,907	-	30,064	666,215
Surrenders (notes 2, 3, 4, 5 and 6)	(10,951)	(22,084)	(30,941)	(145,579)	(41,230)	(52,588)	(12,107)	(730,601)
Adjustments to maintain reserves	(3)	(5)	(1)	(6)	304	(19)	284	10

Net equity transactions	(80,682)	(22,843)	(20,634)	(129,195)	4,250	(36,551)	22,483	(59,999)

Net change in contract owners’ equity	(108,472)	(29,343)	(101,287)	(142,926)	(117,523)	70,343	14,790	(46,935)
Contract owners’ equity at beginning of period	229,625	258,968	558,390	701,316	786,428	716,085	42,920	89,855

Contract owners’ equity at end of period	$121,153	229,625	457,103	558,390	668,905	786,428	57,710	42,920

CHANGE IN UNITS:
Beginning units	19,400	21,326	35,198	44,198	33,834	35,502	2,619	5,528
Units purchased	3,531	1,055	8,884	4,284	5,480	1,097	3,248	45,179
Units surrendered	(11,049)	(2,981)	(9,985)	(13,284)	(5,309)	(2,765)	(1,859)	(48,088)

Ending units	11,882	19,400	34,097	35,198	34,005	33,834	4,008	2,619

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(3,484)	(2,065)	(589)	(377)	(4,668)	(2,234)	(1,811)	(1,152)
Realized gain (loss) on investments	3,329	14,277	(910)	755	(14,242)	3,644	5,613	21,546
Change in unrealized gain (loss) on investments	(123,215)	94,959	(20,212)	11,369	(176,292)	137,562	(54,696)	36,128
Reinvested capital gains	12,595	-	3,047	35	28,447	-	1,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,775)	107,171	(18,664)	11,782	(166,755)	138,972	(49,412)	56,522

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,234	24,900	6,779	9,606	35,248	39,719	27,432	15,220
Transfers between funds	67,765	77,468	-	-	2,619	40,137	97,632	(2,666)
Surrenders (notes 2, 3, 4, 5 and 6)	(44,731)	(117,288)	(29,481)	(17,616)	(146,921)	(117,995)	(17,115)	(29,306)
Adjustments to maintain reserves	1	1	(4)	22	247	12	288	(1)

Net equity transactions	44,269	(14,919)	(22,706)	(7,988)	(108,807)	(38,127)	108,237	(16,753)

Net change in contract owners’ equity	(66,506)	92,252	(41,370)	3,794	(275,562)	100,845	58,825	39,769
Contract owners’ equity at beginning of period	710,168	617,916	143,083	139,289	1,183,468	1,082,623	321,731	281,962

Contract owners’ equity at end of period	$643,662	710,168	101,713	143,083	907,906	1,183,468	380,556	321,731

CHANGE IN UNITS:
Beginning units	29,332	30,052	7,438	7,909	53,754	55,576	12,806	13,489
Units purchased	4,622	6,137	528	1,410	3,037	5,138	6,389	2,792
Units surrendered	(2,525)	(6,857)	(1,876)	(1,881)	(8,598)	(6,960)	(1,252)	(3,475)

Ending units	31,429	29,332	6,090	7,438	48,193	53,754	17,943	12,806

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVCRB1		NVDBL2		NVDCA2		NVDCAP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(2,081)	(1,256)	(497)	158	(585)	(589)	(772)	(279)
Realized gain (loss) on investments	4,330	7,693	(91,425)	12,796	(2,192)	5,210	3,082	1,753
Change in unrealized gain (loss) on investments	(82,971)	43,305	(46,549)	22,029	(50,396)	8,674	(85,726)	17,051
Reinvested capital gains	13,419	-	80,831	5,000	32,163	1,811	49,589	2,848

Net increase (decrease) in contract owners’ equity resulting from operations	(67,303)	49,742	(57,640)	39,983	(21,010)	15,106	(33,827)	21,373

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,751	9,803	1,797	1,794	-	-	5,284	4,159
Transfers between funds	(54)	(995)	136	203	-	(1,248)	(42,613)	1,226
Surrenders (notes 2, 3, 4, 5 and 6)	(62,004)	(18,769)	(305,417)	(107,811)	(10,775)	(35,022)	(6,476)	7,919
Adjustments to maintain reserves	(9)	(10)	14	(11)	(19)	2	(2)	5

Net equity transactions	(53,316)	(9,971)	(303,470)	(105,825)	(10,794)	(36,268)	(43,807)	13,309

Net change in contract owners’ equity	(120,619)	39,771	(361,110)	(65,842)	(31,804)	(21,162)	(77,634)	34,682
Contract owners’ equity at beginning of period	503,196	463,425	447,186	513,028	119,097	140,259	215,513	180,831

Contract owners’ equity at end of period	$382,577	503,196	86,076	447,186	87,293	119,097	137,879	215,513

CHANGE IN UNITS:
Beginning units	24,646	25,113	17,731	22,166	3,891	5,098	17,825	16,724
Units purchased	532	989	105	99	-	2	566	1,654
Units surrendered	(3,379)	(1,456)	(13,584)	(4,534)	(407)	(1,209)	(4,498)	(553)

Ending units	21,799	24,646	4,252	17,731	3,484	3,891	13,893	17,825

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVFIII		NVGEII		NVIDMP		NVIX
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$81	(28)	173	56	(2,593)	(375)	16,452	13,879
Realized gain (loss) on investments	(874)	602	(89)	633	(32,826)	3,750	(3,679)	1,163
Change in unrealized gain (loss) on investments	224	(1,249)	(3,559)	74	(198,679)	29,685	(87,169)	34,245
Reinvested capital gains	-	2	-	4	146,562	5,140	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(569)	(673)	(3,475)	767	(87,536)	38,200	(74,396)	49,287

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,229	7,316	170	1,535	113,792	148,057	22,474	22,610
Transfers between funds	(383)	(65,888)	12,862	4,757	(7,461)	(551)	(8,961)	40,063
Surrenders (notes 2, 3, 4, 5 and 6)	(458)	6,852	(963)	(513)	(86,155)	(5,835)	(15,388)	(13,661)
Adjustments to maintain reserves	7	(5)	8	(5)	(23)	4	(3)	(7)

Net equity transactions	395	(51,725)	12,077	5,774	20,153	141,675	(1,878)	49,005

Net change in contract owners’ equity	(174)	(52,398)	8,602	6,541	(67,383)	179,875	(76,274)	98,292
Contract owners’ equity at beginning of period	6,664	59,062	7,701	1,160	516,451	336,576	573,362	475,070

Contract owners’ equity at end of period	$6,490	6,664	16,303	7,701	449,068	516,451	497,088	573,362

CHANGE IN UNITS:
Beginning units	609	5,262	509	93	43,886	31,414	41,481	37,902
Units purchased	126	1,864	860	452	17,427	20,205	6,777	4,607
Units surrendered	(44)	(6,517)	(74)	(36)	(15,352)	(7,733)	(6,089)	(1,028)

Ending units	691	609	1,295	509	45,961	43,886	42,169	41,481

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVLCP1		NVMIG1		NVMIVX		NVMLG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$13,681	15,500	(15,707)	(8,985)	14,022	11,295	153,999	(14,883)
Realized gain (loss) on investments	(44,161)	(1,400)	(231,876)	17,391	3,983	3,610	(174,980)	(223,935)
Change in unrealized gain (loss) on investments	(103,526)	(22,955)	(1,649,998)	(218,803)	(46,368)	18,911	(1,109,156)	773,627
Reinvested capital gains	9,708	7,389	114,097	172,858	-	-	602,176	614,102

Net increase (decrease) in contract owners’ equity resulting from operations	(124,298)	(1,466)	(1,783,484)	(37,539)	(28,363)	33,816	(527,961)	1,148,911

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,071	6,664	99,787	107,353	20,998	15,204	76,263	41,818
Transfers between funds	(178,533)	826,252	(74,837)	22,169	69,796	23,453	(224,901)	12,602
Surrenders (notes 2, 3, 4, 5 and 6)	(31,799)	(35,666)	(420,605)	(637,715)	(23,034)	(15,371)	(215,401)	(262,889)
Adjustments to maintain reserves	(7)	(19)	(35)	11	-	5	1	(33)

Net equity transactions	(189,268)	797,231	(395,690)	(508,182)	67,760	23,291	(364,038)	(208,502)

Net change in contract owners’ equity	(313,566)	795,765	(2,179,174)	(545,721)	39,397	57,107	(891,999)	940,409
Contract owners’ equity at beginning of period	934,260	138,495	4,820,204	5,365,925	403,674	346,567	3,998,123	3,057,714

Contract owners’ equity at end of period	$620,694	934,260	2,641,030	4,820,204	443,071	403,674	3,106,124	3,998,123

CHANGE IN UNITS:
Beginning units	53,350	7,814	251,824	275,974	31,178	29,447	83,106	88,991
Units purchased	3,621	47,571	18,964	15,863	9,092	4,012	16,399	3,247
Units surrendered	(15,799)	(2,035)	(47,666)	(40,013)	(3,732)	(2,281)	(24,988)	(9,132)

Ending units	41,172	53,350	223,122	251,824	36,538	31,178	74,517	83,106

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMG1		NVMMV2		NVNMO1		NVNSR1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(144,997)	(178,623)	184,338	50,000	(14,194)	(31,875)	18	(223)
Realized gain (loss) on investments	(1,436,468)	438,503	(343,568)	(677,071)	281,839	663,818	(208)	3,743
Change in unrealized gain (loss) on investments	(22,326,532)	(8,682,555)	(2,121,270)	5,137,429	(4,934,309)	2,837,683	(59,183)	15,651
Reinvested capital gains	7,793,559	5,926,648	1,580,186	-	1,611,276	335,784	11,471	19,925

Net increase (decrease) in contract owners’ equity resulting from operations	(16,114,438)	(2,496,027)	(700,314)	4,510,358	(3,055,388)	3,805,410	(47,902)	39,096

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	702,728	644,988	394,779	419,480	290,331	338,886	1,987	876
Transfers between funds	(75,652)	1,662,699	(342,623)	(99,297)	(207,393)	32,817	335	13,325
Surrenders (notes 2, 3, 4, 5 and 6)	(2,556,074)	(4,103,314)	(1,348,405)	(1,723,674)	(1,070,871)	(1,766,295)	(2,589)	1,242
Adjustments to maintain reserves	(1,258)	(259)	140	(108)	(133)	(686)	(6)	5

Net equity transactions	(1,930,256)	(1,795,886)	(1,296,109)	(1,403,599)	(988,066)	(1,395,278)	(273)	15,448

Net change in contract owners’ equity	(18,044,694)	(4,291,913)	(1,996,423)	3,106,759	(4,043,454)	2,410,132	(48,175)	54,544
Contract owners’ equity at beginning of period	43,213,992	47,505,905	22,712,209	19,605,450	17,639,821	15,229,689	205,405	150,861

Contract owners’ equity at end of period	$25,169,298	43,213,992	20,715,786	22,712,209	13,596,367	17,639,821	157,230	205,405

CHANGE IN UNITS:
Beginning units	1,080,260	1,127,495	746,061	795,881	528,004	574,688	5,950	5,515
Units purchased	46,812	102,693	24,073	44,847	17,596	29,895	81	751
Units surrendered	(113,081)	(149,928)	(67,633)	(94,667)	(52,314)	(76,579)	(93)	(316)

Ending units	1,013,991	1,080,260	702,501	746,061	493,286	528,004	5,938	5,950

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVOLG1		NVRE1		NVSIX2		NVSTB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$358,808	49,248	61,511	42,515	2,015	2,024	1,559	966
Realized gain (loss) on investments	207,603	(53,949)	205,527	49,197	3,213	(46,395)	(11,548)	(167)
Change in unrealized gain (loss) on investments	(30,926,283)	22,213,265	(3,054,282)	2,618,711	(192,774)	87,697	(4,266)	(3,323)
Reinvested capital gains	5,786,954	1,553,658	444,717	-	58,126	12,431	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,572,918)	23,762,222	(2,342,527)	2,710,423	(129,420)	55,757	(14,255)	(2,524)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,616,875	1,524,103	148,903	190,465	13,821	16,133	3,283	3,762
Transfers between funds	(611,574)	11,569,221	(247,467)	82,455	47,160	175,572	(86,273)	(22,299)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,110,222)	(7,295,853)	(808,044)	(667,184)	(37,325)	(54,715)	(11,805)	(15,187)
Adjustments to maintain reserves	(27)	(1,246)	357	48	(30)	4	3	(8)

Net equity transactions	(7,104,948)	5,796,225	(906,251)	(394,216)	23,626	136,994	(94,792)	(33,732)

Net change in contract owners’ equity	(31,677,866)	29,558,447	(3,248,778)	2,316,207	(105,794)	192,751	(109,047)	(36,256)
Contract owners’ equity at beginning of period	112,064,798	82,506,351	8,395,990	6,079,783	612,592	419,841	201,666	237,922

Contract owners’ equity at end of period	$80,386,932	112,064,798	5,147,212	8,395,990	506,798	612,592	92,619	201,666

CHANGE IN UNITS:
Beginning units	1,664,986	1,591,211	302,132	319,829	24,362	18,982	16,888	19,701
Units purchased	57,320	251,090	15,798	27,390	4,784	7,926	2,919	1,704
Units surrendered	(183,162)	(177,315)	(57,819)	(45,087)	(3,595)	(2,546)	(11,517)	(4,517)

Ending units	1,539,144	1,664,986	260,111	302,132	25,551	24,362	8,290	16,888

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVTIV3		SAM		SCF		SCGF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,145	719	121,248	(62,149)	(8,110)	(103,772)	(6,600)	(11,589)
Realized gain (loss) on investments	(81)	(345)	-	-	(195,109)	770,513	(3,918)	9,295
Change in unrealized gain (loss) on investments	(3,358)	5,363	-	-	(7,841,878)	4,498,414	(969,534)	19,407
Reinvested capital gains	-	-	303	-	3,942,075	215,933	226,118	235,502

Net increase (decrease) in contract owners’ equity resulting from operations	(2,294)	5,737	121,551	(62,149)	(4,103,022)	5,381,088	(753,934)	252,615

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,895	-	1,318,448	1,033,275	301,016	324,273	21,944	28,249
Transfers between funds	-	-	4,020,306	(2,178,878)	(160,798)	(98,537)	(420,604)	(168,908)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,829)	(18,785)	(2,003,124)	(3,568,411)	(1,480,234)	(1,954,524)	(198,905)	(105,661)
Adjustments to maintain reserves	24	(6)	(1,141)	89,210	456	(78,762)	(10)	(25)

Net equity transactions	90	(18,791)	3,334,489	(4,624,804)	(1,339,560)	(1,807,550)	(597,575)	(246,345)

Net change in contract owners’ equity	(2,204)	(13,054)	3,456,040	(4,686,953)	(5,442,582)	3,573,538	(1,351,509)	6,270
Contract owners’ equity at beginning of period	42,041	55,095	11,158,000	15,844,953	21,875,493	18,301,955	2,701,314	2,695,044

Contract owners’ equity at end of period	$39,837	42,041	14,614,040	11,158,000	16,432,911	21,875,493	1,349,805	2,701,314

CHANGE IN UNITS:
Beginning units	2,146	3,111	633,266	983,748	156,064	170,516	86,854	95,021
Units purchased	171	-	489,003	101,415	4,971	8,444	13,367	2,320
Units surrendered	(157)	(965)	(303,402)	(451,897)	(16,223)	(22,896)	(37,663)	(10,487)

Ending units	2,160	2,146	818,867	633,266	144,812	156,064	62,558	86,854

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SCVF		TRF		AMCG		AMINS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(5,842)	(20,099)	375,698	145,040	(7,084)	(9,517)	389	96
Realized gain (loss) on investments	(188,377)	(85,752)	1,828,145	3,194,243	34,925	34,840	(2)	158
Change in unrealized gain (loss) on investments	(918,466)	1,164,970	(14,213,636)	5,988,877	(1,196,361)	(2,056)	(17,141)	2,943
Reinvested capital gains	553,451	-	6,049,762	2,867,346	381,582	290,046	9,821	440

Net increase (decrease) in contract owners’ equity resulting from operations	(559,234)	1,059,119	(5,960,031)	12,195,506	(786,938)	313,313	(6,933)	3,637

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	144,515	118,652	1,931,551	1,983,568	11,186	11,290	206	103
Transfers between funds	(262,909)	172,820	(12,958)	(52,923)	5,817	(1,927)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(297,301)	(231,390)	(5,648,326)	(7,869,641)	(122,486)	(52,929)	(444)	(452)
Adjustments to maintain reserves	(89)	21	(394)	(15,954)	(28)	4	4	(15)

Net equity transactions	(415,784)	60,103	(3,730,127)	(5,954,950)	(105,511)	(43,562)	(234)	(364)

Net change in contract owners’ equity	(975,018)	1,119,222	(9,690,158)	6,240,556	(892,449)	269,751	(7,167)	3,273
Contract owners’ equity at beginning of period	4,442,388	3,323,166	66,619,119	60,378,563	2,768,638	2,498,887	30,584	27,311

Contract owners’ equity at end of period	$3,467,370	4,442,388	56,928,961	66,619,119	1,876,189	2,768,638	23,417	30,584

CHANGE IN UNITS:
Beginning units	64,741	63,527	456,227	520,817	114,680	116,522	1,148	1,162
Units purchased	4,747	8,549	24,924	46,818	1,789	1,120	10	4
Units surrendered	(11,064)	(7,335)	(56,775)	(111,408)	(7,096)	(2,962)	(21)	(18)

Ending units	58,424	64,741	424,376	456,227	109,373	114,680	1,137	1,148

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMMCGS		AMRS		AMSRS		AMTB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(802)	(1,057)	-	13	11,067	8,702	48,145	33,053
Realized gain (loss) on investments	7,166	3,141	760	1,252	21,941	41,792	(4,968)	490
Change in unrealized gain (loss) on investments	(109,724)	(3,473)	(1,034)	691	(1,544,626)	929,476	(124,684)	(27,714)
Reinvested capital gains	38,137	27,028	-	-	453,209	102,788	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(65,223)	25,639	(274)	1,956	(1,058,409)	1,082,758	(81,507)	5,829

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,642	1,147	-	-	14,905	14,567	37,222	39,486
Transfers between funds	23,592	595	-	-	(20,765)	(56,491)	35,124	61,021
Surrenders (notes 2, 3, 4, 5 and 6)	(25,384)	(6,062)	(4,301)	(4,681)	(107,000)	(70,232)	(65,332)	(286,861)
Adjustments to maintain reserves	11	(21)	(4)	1	63	(109)	25	(2,005)

Net equity transactions	(139)	(4,341)	(4,305)	(4,680)	(112,797)	(112,265)	7,039	(188,359)

Net change in contract owners’ equity	(65,362)	21,298	(4,579)	(2,724)	(1,171,206)	970,493	(74,468)	(182,530)
Contract owners’ equity at beginning of period	232,182	210,884	4,579	7,303	5,707,429	4,736,936	1,453,796	1,636,326

Contract owners’ equity at end of period	$166,820	232,182	-	4,579	4,536,223	5,707,429	1,379,328	1,453,796

CHANGE IN UNITS:
Beginning units	2,864	2,929	132	279	135,780	138,566	62,402	72,881
Units purchased	471	217	-	-	1,189	1,195	5,710	4,596
Units surrendered	(432)	(282)	(132)	(147)	(5,534)	(3,981)	(5,004)	(15,075)

Ending units	2,903	2,864	-	132	131,435	135,780	63,108	62,402

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTB3		NOTG3		NOTMG3		PMVAAA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,824	55	280	23	15	1	21,205	26,943
Realized gain (loss) on investments	(169)	35	(13)	74	(2)	1	(1,481)	2,844
Change in unrealized gain (loss) on investments	(7,002)	756	(2,244)	308	(82)	6	(77,683)	5,476
Reinvested capital gains	3,970	-	1,391	-	56	-	21,986	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,377)	846	(586)	405	(13)	8	(35,973)	35,263

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	137	81	24	24	10,144	27,217
Transfers between funds	-	-	-	1,847	-	-	10,721	(27,835)
Surrenders (notes 2, 3, 4, 5 and 6)	(512)	(481)	(630)	(455)	(6)	(4)	36,883	8,367
Adjustments to maintain reserves	(9)	2	(3)	7	7	(6)	(6)	11

Net equity transactions	(521)	(479)	(496)	1,480	25	14	57,742	7,760

Net change in contract owners’ equity	(1,898)	367	(1,082)	1,885	12	22	21,769	43,023
Contract owners’ equity at beginning of period	11,135	10,768	4,254	2,369	88	66	285,228	242,205

Contract owners’ equity at end of period	$9,237	11,135	3,172	4,254	100	88	306,997	285,228

CHANGE IN UNITS:
Beginning units	793	828	284	178	6	5	17,872	17,554
Units purchased	-	-	10	137	2	2	5,364	3,096
Units surrendered	(41)	(35)	(47)	(31)	-	(1)	(1,283)	(2,778)

Ending units	752	793	247	284	8	6	21,953	17,872

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFBA		PMVLDA		PMVRSA		PMVTRA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$715	7,085	12,456	2,015	59,100	1,839	-	8,317
Realized gain (loss) on investments	(9,012)	519	(13,959)	(6,579)	(9,095)	7,395	-	(17,594)
Change in unrealized gain (loss) on investments	(8,781)	(19,297)	(64,954)	(12,031)	(79,563)	928	-	(34,217)
Reinvested capital gains	-	224	-	-	-	-	-	32,121

Net increase (decrease) in contract owners’ equity resulting from operations	(17,078)	(11,469)	(66,457)	(16,595)	(29,558)	10,162	-	(11,373)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,195	5,215	21,855	13,715	2,190	608	-	15,044
Transfers between funds	(51,584)	(8,068)	(267,981)	(177,197)	368,300	30,386	-	(600,262)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,554)	(16,500)	(53,826)	(52,903)	(8,738)	(1,461)	-	(26,317)
Adjustments to maintain reserves	(9)	4	(27)	(6)	1	(7)	-	(16)

Net equity transactions	(52,952)	(19,349)	(299,979)	(216,391)	361,753	29,526	-	(611,551)

Net change in contract owners’ equity	(70,030)	(30,818)	(366,436)	(232,986)	332,195	39,688	-	(622,924)
Contract owners’ equity at beginning of period	124,463	155,281	1,247,283	1,480,269	65,529	25,841	-	622,924

Contract owners’ equity at end of period	$54,433	124,463	880,847	1,247,283	397,724	65,529	-	-

CHANGE IN UNITS:
Beginning units	9,201	10,566	94,932	111,242	8,113	4,245	-	45,592
Units purchased	335	448	6,859	3,162	55,270	4,065	-	1,868
Units surrendered	(4,544)	(1,813)	(30,877)	(19,472)	(17,836)	(197)	-	(47,460)

Ending units	4,992	9,201	70,914	94,932	45,547	8,113	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVSTA		PVEIB		PVGOB		PVTIGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$67	-	6,850	3,079	(7,690)	(9,603)	2,476	1,816
Realized gain (loss) on investments	-	-	25,323	2,939	24,960	137,470	(2,236)	3,828
Change in unrealized gain (loss) on investments	39	-	(119,711)	98,903	(893,432)	68,370	(65,710)	5,527
Reinvested capital gains	-	-	60,655	18,751	272,511	180,843	25,224	9,579

Net increase (decrease) in contract owners’ equity resulting from operations	106	-	(26,883)	123,672	(603,651)	377,080	(40,246)	20,750

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	213	-	148,279	10,263	114,317	24,749	4,700	6,422
Transfers between funds	12,940	-	66,665	146,507	39,500	(277,634)	9,829	(8,183)
Surrenders (notes 2, 3, 4, 5 and 6)	(298)	-	(151,611)	(26,816)	(183,834)	(123,815)	(14,969)	(14,216)
Adjustments to maintain reserves	3	-	474	19	(48)	12	(15)	39

Net equity transactions	12,858	-	63,807	129,973	(30,065)	(376,688)	(455)	(15,938)

Net change in contract owners’ equity	12,964	-	36,924	253,645	(633,716)	392	(40,701)	4,812
Contract owners’ equity at beginning of period	-	-	681,581	427,936	1,939,854	1,939,462	266,112	261,300

Contract owners’ equity at end of period	$12,964	-	718,505	681,581	1,306,138	1,939,854	225,411	266,112

CHANGE IN UNITS:
Beginning units	-	-	38,227	30,397	62,945	76,808	8,871	9,438
Units purchased	1,318	-	14,514	8,977	8,019	1,319	930	255
Units surrendered	(30)	-	(10,938)	(1,147)	(9,663)	(15,182)	(943)	(822)

Ending units	1,288	-	41,803	38,227	61,301	62,945	8,858	8,871

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRHS2		TRLT2		VWBF		VWEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(22,289)	(27,526)	724	486	23,251	31,672	(4,773)	13,260
Realized gain (loss) on investments	331,481	285,562	(3)	183	(9,631)	(8,684)	(26,778)	72,253
Change in unrealized gain (loss) on investments	(1,150,206)	29,297	(2,923)	(991)	(63,211)	(55,413)	(1,054,798)	(558,362)
Reinvested capital gains	74,483	368,416	67	272	-	-	395,402	74,640

Net increase (decrease) in contract owners’ equity resulting from operations	(766,531)	655,749	(2,135)	(50)	(49,591)	(32,425)	(690,947)	(398,209)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	122,904	118,806	-	-	24,945	21,876	75,392	92,875
Transfers between funds	(78,092)	(76,207)	-	(3,662)	(3,788)	24,030	(25,130)	(13,404)
Surrenders (notes 2, 3, 4, 5 and 6)	(635,644)	(424,701)	(158)	(164)	(44,416)	(48,920)	(256,770)	(274,121)
Adjustments to maintain reserves	(30)	92	6	(1)	(4)	37	(90)	(35)

Net equity transactions	(590,862)	(382,010)	(152)	(3,827)	(23,263)	(2,977)	(206,598)	(194,685)

Net change in contract owners’ equity	(1,357,393)	273,739	(2,287)	(3,877)	(72,854)	(35,402)	(897,545)	(592,894)
Contract owners’ equity at beginning of period	5,752,167	5,478,428	44,584	48,461	667,773	703,175	2,850,226	3,443,120

Contract owners’ equity at end of period	$4,394,774	5,752,167	42,297	44,584	594,919	667,773	1,952,681	2,850,226

CHANGE IN UNITS:
Beginning units	82,786	88,576	3,094	3,359	22,252	22,248	72,767	77,236
Units purchased	8,352	4,781	-	-	1,588	1,466	5,234	4,388
Units surrendered	(18,081)	(10,571)	(11)	(265)	(2,477)	(1,462)	(11,788)	(8,857)

Ending units	73,057	82,786	3,083	3,094	21,363	22,252	66,213	72,767

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWHA		VRVDRI		OVB
	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$39,320	(2,086)	641	101	95,070	54,726
Realized gain (loss) on investments	197,082	(8,422)	(128)	2,488	(528,596)	9,422
Change in unrealized gain (loss) on investments	(52,002)	501,229	(26,727)	5,108	88,947	(285,919)
Reinvested capital gains	-	-	1,851	352	-	137,697

Net increase (decrease) in contract owners’ equity resulting from operations	184,400	490,721	(24,363)	8,049	(344,579)	(84,074)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	86,149	86,727	562	1,719	49,241	132,280
Transfers between funds	264,816	(34,292)	33,379	44,584	(3,050,256)	71,751
Surrenders (notes 2, 3, 4, 5 and 6)	(316,733)	(235,797)	(1,934)	(640)	(240,659)	(320,276)
Adjustments to maintain reserves	152	(10,646)	(6)	12	(34)	(5,644)

Net equity transactions	34,384	(194,008)	32,001	45,675	(3,241,708)	(121,889)

Net change in contract owners’ equity	218,784	296,713	7,638	53,724	(3,586,287)	(205,963)
Contract owners’ equity at beginning of period	3,031,459	2,734,746	57,490	3,766	3,586,287	3,792,250

Contract owners’ equity at end of period	$3,250,243	3,031,459	65,128	57,490	-	3,586,287

CHANGE IN UNITS:
Beginning units	69,177	73,594	3,687	353	155,391	160,414
Units purchased	11,358	4,000	2,120	3,380	2,438	12,219
Units surrendered	(11,058)	(8,417)	(142)	(46)	(157,829)	(17,242)

Ending units	69,477	69,177	5,665	3,687	-	155,391

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2022, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	3/31/2021
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	4/20/2021
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)	9/1/2021
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)	4/29/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	5/16/2022
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	8/5/2022
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)	10/20/2022

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For the two-year period ending December 31, 2022, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2022 are no longer available as of December 31, 2022. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)	4/29/2022

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DWVSVS	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2022
RVARS	Rydex Variable Trust - Multi-Hedge Strategies Fund	Guggenheim Variable Fund - Multi-Hedge Strategies	5/1/2022
NVMIG1	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	7/18/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Trust - Emerging Markets Fund: Initial Class	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Trust - Global Resources Fund: Initial Class	5/1/2022

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

For the years ended December 31, 2022 and 2021, total front-end sales charge deductions were $935,403 and $991,479, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2022 and 2021, total transfers to the Separate Account from the fixed account were $17,753,306 and $16,911,739, respectively, and total transfers from the Separate Account to the fixed account were $14,107,282 and $13,178,502, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$280	$6,219
ALVGIA	132,240	37,466
ALVIVB	3,996	4,901
ALVSVA	276,281	378,950
SVDF	243,603	18,340
SVOF	363,007	131,700
WFVSCG	100,449	135,880
ACVB	862,784	423,436
ACVCA	12,803	1,608
ACVI	108,563	43,216
ACVIG	496,684	214,206
ACVIP2	510,137	192,491
ACVMV1	474,097	172,607
ACVU1	33,951	19,188
AMVBC4	153,122	252
BRVHYI	77,326	25,141
MLVGA2	225,990	208,067
DGI	421,765	88,680
DSC	67,036	12,505
DSIF	5,960,137	4,473,762
DSRG	758,811	705,789
DVSCS	284,734	202,462
DWVSVS	37,031	184,967
DFVGMI	2,245	1,120
DFVIPS	48,367	112,318
DSGIBA	438,980	14,640
FQB	273,274	212,404
FVU2	28,878	15,087
FAMP	1,046,730	2,639,611
FCS	195,901	96,769
FEIP	2,558,479	3,514,974
FEMS	58,852	76,485
FF10S	33,788	22,421
FF20S	128,917	203,171
FF30S	351,275	82,533
FGP	7,865,205	6,479,665
FHIP	383,729	471,758
FIGBS	328,513	711,748
FMCS	527,397	701,533
FNRS2	2,500,870	1,928,939
FOP	130,335	306,590
FOS	306,599	548,017
FRESS	42,530	29,266
FVSS	102,853	289,160
FVSS2	70,190	27,032
FTVDM2	94,292	86,835
FTVFA2	36,019	14,613
FTVGI2	64,861	423,600
FTVIS2	165,730	212,572
FTVRDI	68,061	14,337
FTVSVI	499,790	299,177
TIF	1,170	4,100

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

TIF2	31,095	22,493
GVGMNS	657	38,771
GVMSAS	36,573	732
RVARS	14,742	40,055
ACEG	53,097	86,408
AVMCCI	24,363	33,554
IVBRA1	228,094	262,577
IVCPBI	3,110,604	165,658
OVAG	885,331	778,407
OVGS	3,622,226	1,284,425
OVIG	157,269	190,072
OVMS	470,674	445,958
OVSB	5,606	19,760
OVSC	161,898	148,670
WRASP	104,041	83,419
WRHIP	142,719	29,849
WRMCG	251,686	254,363
JABS	522,591	679,880
JACAS	886,686	1,209,473
JAEI	61,128	24,400
JAGTS	1,022,293	1,029,604
JAIGS	89,027	536,185
LOVTRC	12,556	11,167
MNDIC	208,006	140,040
MV2IGI	43,370	251,667
MV3MVI	420,621	60,945
MVFIC	578,940	343,544
MVIGIC	27,700	5,318
MSEM	43,393	57,584
MSVFI	49,757	33,431
MSVRE	151,792	35,516
DTRTFB	32,480	11,973
EIF	282,673	104,905
GBF	290,947	476,611
GEM	42,817	89,575
GIG	540,628	312,844
GVAAA2	151,437	569,728
GVABD2	22,965	51,417
GVAGG2	318,822	204,890
GVAGI2	128,046	67,342
GVAGR2	509,150	597,888
GVDMA	1,679,961	405,627
GVDMC	105,897	73,869
GVEX1	5,244,153	942,850
GVIDA	585,817	149,128
GVIDC	59,548	61,441
GVIDM	671,834	395,354
GVIX2	72,616	78,999
HIBF	74,664	84,507
IDPG	39	115
IDPGI	62	1
MCIF	1,621,817	1,011,078
MSBF	129,866	254,219
NCPG	63,492	10,067
NCPGI	10,510	726
NVAMV1	883,407	643,403
NVAMVX	789,907	242,172
NVBX	74,065	151,706
NVCBD1	125,301	137,020
NVCCA1	127,276	95,851

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVCCN1	40,346	16,496
NVCMA1	90,207	36,829
NVCMC1	6,429	26,672
NVCMD1	47,301	132,162
NVCRA1	136,530	28,494
NVCRB1	19,257	61,226
NVDBL2	82,266	305,416
NVDCA2	32,163	11,359
NVDCAP	52,532	47,520
NVFIII	15,039	14,571
NVGEII	13,225	984
NVIDMP	267,312	103,354
NVIX	96,049	81,472
NVLCP1	69,669	235,541
NVMIG1	203,890	501,102
NVMIVX	111,096	29,315
NVMLG1	1,492,092	1,099,930
NVMMG1	8,019,610	2,308,524
NVMMV2	1,936,429	1,467,421
NVNMO1	1,735,207	1,125,077
NVNSR1	14,188	2,968
NVOLG1	6,903,635	7,856,185
NVRE1	1,109,025	1,507,701
NVSIX2	172,443	88,646
NVSTB2	33,718	126,955
NVTIV3	4,245	3,033
SAM	7,761,859	4,305,090
SCF	4,166,830	1,571,125
SCGF	569,871	947,910
SCVF	703,388	571,145
TRF	6,938,906	4,242,509
AMCG	399,936	130,921
AMINS	10,416	444
AMMCGS	69,062	31,876
AMRS	-	4,300
AMSRS	516,328	163,759
AMTB	139,240	83,665
NOTB3	5,844	562
NOTG3	1,825	647
NOTMG3	95	5
PMVAAA	114,676	13,736
PMVFBA	3,174	55,401
PMVLDA	82,691	370,187
PMVRSA	622,420	201,567
PVSTA	13,232	310
PVEIB	367,484	225,777
PVGOB	445,138	210,334
PVTIGB	47,885	20,473
TRHS2	604,187	1,137,442
TRLT2	791	158
VWBF	40,356	40,365
VWEM	463,032	278,805
VWHA	709,711	635,077
VRVDRI	45,593	11,094
OVB	119,971	3,268,453

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2022	0.80%			16	$13.09			$209	2.70%	-19.10%
2021	0.50%	to	0.80%	380	16.65	to	16.17	6,330	0.63%	9.13%	to	8.80%
2020	0.80%			18	14.87			268	1.77%	4.19%
2019	0.80%			18	14.27			257	2.09%	14.59%
2018	0.80%			9	12.45			112	1.96%	-7.81%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	0.00%	to	0.80%	10,071	53.38	to	45.61	492,343	1.42%	-4.19%	to	-4.95%
2021	0.00%	to	0.80%	9,858	55.72	to	47.99	505,486	0.84%	28.16%	to	27.14%
2020	0.00%	to	0.80%	9,985	43.48	to	37.75	400,569	1.51%	2.72%	to	1.90%
2019	0.00%	to	0.80%	11,184	42.33	to	37.04	438,991	1.25%	23.91%	to	22.93%
2018	0.00%	to	0.80%	11,311	34.16	to	30.13	357,883	0.96%	-5.61%	to	-6.36%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.50%			7,924	8.61			68,228	4.06%	-14.22%
2021	0.50%			8,354	10.04			83,859	1.65%	10.30%		****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2022	0.00%	to	0.80%	14,787	63.49	to	54.25	863,950	1.06%	-15.63%	to	-16.30%
2021	0.00%	to	0.80%	18,510	75.25	to	64.81	1,288,809	0.81%	35.95%	to	34.87%
2020	0.00%	to	0.80%	16,852	55.35	to	48.06	862,434	1.00%	3.37%	to	2.55%
2019	0.00%	to	0.80%	18,146	53.55	to	46.86	900,690	0.58%	20.10%	to	19.14%
2018	0.00%	to	0.80%	20,368	44.59	to	39.33	842,341	0.48%	-15.03%	to	-15.71%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	0.00%	to	1.00%	8,951	89.15	to	51.69	553,796	0.00%	-37.85%	to	-38.47%
2021	0.00%	to	1.00%	8,668	143.44	to	84.00	872,869	0.00%	-5.04%	to	-5.99%
2020	0.00%	to	1.00%	11,375	151.05	to	89.35	1,167,378	0.00%	62.65%	to	61.03%
2019	0.00%	to	1.00%	10,481	92.87	to	55.48	673,387	0.00%	39.02%	to	37.64%
2018	0.00%	to	1.00%	11,734	66.80	to	40.31	540,623	0.00%	-7.06%	to	-7.99%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	0.00%	to	1.00%	29,897	107.19	to	39.19	1,446,828	0.00%	-20.81%	to	-21.59%
2021	0.00%	to	1.00%	31,262	135.35	to	49.99	1,919,170	0.04%	24.78%	to	23.54%
2020	0.00%	to	1.00%	32,172	108.47	to	40.46	1,615,521	0.44%	21.00%	to	19.80%
2019	0.00%	to	1.00%	33,080	89.64	to	33.78	1,414,069	0.28%	31.46%	to	30.16%
2018	0.00%	to	1.00%	34,304	68.19	to	25.95	1,123,712	0.18%	-7.15%	to	-8.07%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2022	0.00%	to	0.80%	9,527	47.10	to	42.22	419,390	0.00%	-34.42%	to	-34.94%
2021	0.00%	to	0.80%	11,907	71.82	to	64.90	802,991	0.00%	7.64%	to	6.78%
2020	0.00%	to	0.80%	11,808	66.72	to	60.78	745,507	0.00%	57.78%	to	56.53%
2019	0.00%	to	0.80%	10,390	42.29	to	38.83	415,351	0.00%	24.83%	to	23.83%
2018	0.00%	to	0.80%	15,955	33.88	to	31.35	513,659	0.00%	1.31%	to	0.50%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2022	0.00%	to	1.00%	127,031	49.90	to	24.31	4,523,270	1.20%	-17.27%	to	-18.09%
2021	0.00%	to	1.00%	133,333	60.32	to	29.67	5,905,061	0.72%	15.77%	to	14.62%
2020	0.00%	to	1.00%	142,764	52.10	to	25.89	5,577,178	1.17%	12.53%	to	11.41%
2019	0.00%	to	1.00%	154,992	46.30	to	23.24	5,580,785	1.55%	19.85%	to	18.66%
2018	0.00%	to	1.00%	162,951	38.63	to	19.58	4,984,865	1.40%	-3.83%	to	-4.79%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2022	0.50%	to	0.80%	597	152.44	to	90.33	82,871	0.00%	-28.47%	to	-28.68%
2021	0.50%	to	0.80%	605	213.11	to	126.66	117,088	0.00%	10.60%	to	10.27%
2020	0.00%	to	1.00%	37,563	82.80	to	36.44	1,904,603	0.00%	42.46%	to	41.04%
2019	0.00%	to	1.00%	43,716	58.12	to	25.84	1,501,748	0.00%	35.56%	to	34.22%
2018	0.00%	to	1.00%	52,029	42.88	to	19.25	1,282,005	0.00%	-5.20%	to	-6.15%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.00%	to	1.00%	24,802	40.35	to	14.77	543,503	1.49%	-24.75%	to	-25.50%
2021	0.00%	to	1.00%	25,642	53.62	to	19.83	768,282	0.16%	8.75%	to	7.67%
2020	0.00%	to	1.00%	26,458	49.31	to	18.42	743,971	0.47%	25.88%	to	24.63%
2019	0.00%	to	1.00%	15,473	39.17	to	14.78	446,208	0.86%	28.42%	to	27.14%
2018	0.00%	to	1.00%	15,888	30.50	to	11.62	359,511	1.28%	-15.22%	to	-16.07%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.00%	to	1.00%	40,576	43.64	to	28.19	1,555,067	1.76%	-12.74%	to	-13.60%
2021	0.00%	to	1.00%	44,127	50.01	to	32.62	1,938,326	1.08%	23.65%	to	22.42%
2020	0.00%	to	1.00%	46,981	40.45	to	26.65	1,680,005	1.96%	11.81%	to	10.70%
2019	0.00%	to	1.00%	54,791	36.18	to	24.07	1,762,527	2.09%	23.95%	to	22.72%
2018	0.00%	to	1.00%	54,209	29.19	to	19.62	1,420,904	1.92%	-6.87%	to	-7.80%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.00%	to	0.80%	52,165	18.04	to	15.41	851,834	5.26%	-13.08%	to	-13.77%
2021	0.00%	to	0.80%	37,790	20.76	to	17.88	715,443	3.30%	6.27%	to	5.42%
2020	0.00%	to	0.80%	28,701	19.53	to	16.96	514,695	1.25%	9.55%	to	8.68%
2019	0.00%	to	0.80%	36,595	17.83	to	15.60	601,513	2.32%	8.90%	to	8.03%
2018	0.00%	to	0.80%	64,811	16.37	to	14.44	989,957	2.83%	-2.82%	to	-3.60%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.00%	to	0.80%	30,630	51.21	to	44.46	1,445,394	2.25%	-1.19%	to	-1.98%
2021	0.00%	to	0.80%	28,736	51.83	to	45.36	1,374,753	1.12%	23.20%	to	22.22%
2020	0.00%	to	0.80%	35,934	42.07	to	37.11	1,400,167	1.69%	1.21%	to	0.40%
2019	0.00%	to	0.80%	56,551	41.57	to	36.96	2,189,116	2.07%	29.15%	to	28.12%
2018	0.00%	to	0.80%	68,042	32.18	to	28.85	2,047,913	1.40%	-12.84%	to	-13.53%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	0.00%	to	1.00%	3,300	52.34	to	42.57	141,844	0.00%	-32.38%	to	-33.05%
2021	0.00%	to	1.00%	3,342	77.40	to	63.58	214,669	0.00%	23.16%	to	21.93%
2020	0.00%	to	1.00%	3,458	62.85	to	52.15	182,152	0.00%	49.85%	to	48.36%
2019	0.00%	to	1.00%	28,843	41.94	to	35.15	1,015,024	0.00%	34.58%	to	33.24%
2018	0.00%	to	1.00%	28,727	31.16	to	26.38	758,778	0.26%	0.76%	to	-0.25%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.50%			15,269	9.86			150,616	8.05%	-1.36%		* ***
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2022	0.50%	to	0.80%	48,862	11.43	to	11.23	558,306	5.22%	-10.80%	to	-11.06%
2021	0.50%	to	0.80%	46,618	12.81	to	12.63	597,139	4.59%	4.81%	to	4.50%
2020	0.50%	to	0.80%	55,269	12.22	to	12.09	675,478	4.98%	6.73%	to	6.41%
2019	0.50%	to	0.80%	18,555	11.45	to	11.36	212,452	5.54%	14.71%	to	14.37%
2018	0.50%	to	0.80%	5,916	9.98	to	9.93	59,027	5.63%	-3.14%	to	-3.44%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2022	0.00%	to	0.80%	75,991	22.93	to	20.55	1,626,910	0.00%	-15.99%	to	-16.66%
2021	0.00%	to	0.80%	76,589	27.29	to	24.66	1,960,519	0.76%	6.55%	to	5.70%
2020	0.00%	to	0.80%	79,733	25.61	to	23.33	1,927,227	1.16%	20.80%	to	19.84%
2019	0.00%	to	0.80%	93,183	21.20	to	19.47	1,871,842	1.14%	17.83%	to	16.89%
2018	0.00%	to	0.80%	102,683	17.99	to	16.65	1,757,365	0.64%	-7.52%	to	-8.26%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	to	1.00%	97,929	61.04	to	33.18	5,180,021	0.79%	23.69%	to	22.46%
2019	0.00%	to	1.00%	110,653	49.35	to	27.09	4,745,452	1.17%	36.10%	to	34.74%
2018	0.00%	to	1.00%	118,233	36.26	to	20.11	3,730,581	1.26%	-6.85%	to	-7.78%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2022	0.00%	to	1.00%	32,490	61.90	to	33.06	1,779,957	0.80%	-14.82%	to	-15.66%
2021	0.00%	to	1.00%	33,410	72.67	to	39.20	2,153,438	0.47%	25.63%	to	24.38%
2020	0.00%	to	1.00%	35,089	57.85	to	31.52	1,797,969	0.77%	24.63%	to	23.39%
2019	0.00%	to	1.00%	37,988	46.41	to	25.54	1,550,484	1.08%	29.12%	to	27.84%
2018	0.00%	to	1.00%	44,464	35.95	to	19.98	1,381,884	0.80%	-4.68%	to	-5.64%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2022	0.00%	to	0.80%	8,327	37.12	to	31.71	278,833	0.00%	-16.62%	to	-17.28%
2021	0.00%	to	0.80%	8,453	44.52	to	38.34	341,097	0.11%	16.46%	to	15.53%
2020	0.00%	to	0.80%	8,427	38.23	to	33.19	291,482	0.67%	19.89%	to	18.94%
2019	0.00%	to	0.80%	10,752	31.88	to	27.90	313,524	0.00%	21.78%	to	20.81%
2018	0.00%	to	0.80%	10,737	26.18	to	23.10	258,325	0.00%	-19.08%	to	-19.73%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.00%	to	1.00%	469,927	90.16	to	31.11	47,502,476	1.34%	-18.32%	to	-19.13%
2021	0.00%	to	1.00%	509,290	110.38	to	38.47	62,352,334	1.14%	28.41%	to	27.13%
2020	0.00%	to	1.00%	548,003	85.95	to	30.26	52,100,959	1.58%	18.01%	to	16.83%
2019	0.00%	to	1.00%	606,380	72.84	to	25.90	48,346,728	1.72%	31.18%	to	29.88%
2018	0.00%	to	1.00%	669,994	55.52	to	19.94	40,984,804	1.65%	-4.63%	to	-5.59%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.00%	to	1.00%	109,863	64.44	to	20.95	8,236,990	0.53%	-22.87%	to	-23.64%
2021	0.00%	to	1.00%	116,545	83.54	to	27.44	11,461,936	0.76%	27.00%	to	25.73%
2020	0.00%	to	1.00%	123,939	65.79	to	21.82	9,667,229	1.09%	24.14%	to	22.91%
2019	0.00%	to	1.00%	125,019	52.99	to	17.76	8,207,582	1.46%	34.36%	to	33.02%
2018	0.00%	to	1.00%	132,225	39.44	to	13.35	6,509,504	1.76%	-4.40%	to	-5.36%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.00%	to	1.00%	38,590	52.51	to	42.70	1,816,535	0.92%	-16.65%	to	-17.48%
2021	0.00%	to	1.00%	42,049	62.99	to	51.75	2,387,625	0.67%	26.14%	to	24.89%
2020	0.00%	to	1.00%	48,520	49.94	to	41.43	2,199,155	1.08%	10.64%	to	9.54%
2019	0.00%	to	1.00%	54,408	45.14	to	37.83	2,234,991	1.10%	22.21%	to	21.00%
2018	0.00%	to	1.00%	82,256	36.93	to	31.26	2,733,048	0.74%	-8.97%	to	-9.89%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.50%	to	0.80%	10,248	20.74	to	20.15	212,366	0.52%	-12.79%	to	-13.05%
2021	0.50%	to	0.80%	17,155	23.79	to	23.18	407,615	0.61%	33.35%	to	32.95%
2020	0.50%	to	0.80%	15,625	17.84	to	17.43	278,548	1.08%	-2.66%	to	-2.96%
2019	0.50%	to	0.80%	20,316	18.33	to	17.96	372,107	0.79%	27.08%	to	26.70%
2018	0.50%	to	0.80%	20,350	14.42	to	14.18	293,355	0.59%	-17.36%	to	-17.61%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2022	0.50%			4,703	13.20			62,093	1.47%	-11.40%
2021	0.50%			4,734	14.90			70,545	1.48%	13.63%
2020	0.50%			4,754	13.11			62,343	1.93%	10.73%
2019	0.50%			2,480	11.84			29,370	2.35%	17.54%
2018	0.50%			2,498	10.08			25,169	2.41%	-7.36%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2022	0.50%			8,795	11.02			96,898	5.17%	-12.89%
2021	0.50%			14,868	12.65			188,039	3.27%	5.05%
2020	0.50%			23,554	12.04			283,563	1.14%	11.16%
2019	0.50%			21,935	10.83			237,559	1.62%	7.92%
2018	0.50%			22,021	10.04			220,995	2.15%	-1.83%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2022	0.50%	to	0.80%	65,445	13.30	to	13.03	869,881	3.32%	-15.40%	to	-15.66%
2021	0.50%	to	0.80%	42,981	15.72	to	15.45	675,286	2.38%	10.40%	to	10.07%
2020	0.50%	to	0.80%	45,291	14.24	to	14.04	644,591	3.14%	7.74%	to	7.41%
2019	0.50%	to	0.80%	43,136	13.21	to	13.07	569,890	1.59%	19.57%	to	19.21%
2018	0.50%	to	0.80%	10,462	11.05	to	10.96	115,579	5.36%	-8.13%	to	-8.40%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2022	0.00%	to	1.00%	80,366	21.01	to	17.09	1,460,823	2.75%	-9.28%	to	-10.18%
2021	0.00%	to	1.00%	81,539	23.16	to	19.03	1,629,257	2.51%	-1.40%	to	-2.38%
2020	0.00%	to	1.00%	86,638	23.49	to	19.49	1,768,411	2.65%	8.12%	to	7.04%
2019	0.00%	to	1.00%	52,411	21.73	to	18.21	1,030,607	3.07%	9.44%	to	8.35%
2018	0.00%	to	1.00%	56,401	19.85	to	16.80	1,020,724	3.28%	-0.59%	to	-1.59%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	0.50%	to	0.80%	7,361	11.05	to	10.91	81,349	1.85%	-14.18%	to	-14.44%
2021	0.50%	to	0.80%	7,832	12.88	to	12.75	100,862	1.73%	17.92%	to	17.57%
2020	0.50%	to	0.80%	7,410	10.92	to	10.84	80,927	2.50%	0.43%	to	0.13%
2019	0.50%	to	0.80%	5,959	10.88	to	10.83	64,793	2.01%	19.63%	to	19.27%
2018	0.50%	to	0.80%	5,622	9.09	to	9.08	51,110	0.00%	-9.09%	to	-9.19	%****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2022	0.00%	to	1.00%	155,560	45.84	to	21.61	8,561,734	1.86%	-14.94%	to	-15.78%
2021	0.00%	to	1.00%	251,612	53.88	to	25.65	13,034,041	1.62%	9.92%	to	8.83%
2020	0.00%	to	1.00%	186,706	49.02	to	23.57	10,841,616	1.50%	14.87%	to	13.73%
2019	0.00%	to	1.00%	209,936	42.68	to	20.73	10,221,231	1.77%	18.25%	to	17.07%
2018	0.00%	to	1.00%	224,776	36.09	to	17.71	9,333,955	1.64%	-5.35%	to	-6.30%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2022	0.50%	to	0.80%	96,917	13.38	to	13.24	1,296,959	0.41%	-26.75%	to	-26.97%
2021	0.50%	to	0.80%	94,784	18.27	to	18.13	1,731,464	0.04%	27.07%	to	26.69%
2020	0.50%	to	0.80%	74,520	14.38	to	14.31	1,071,307	0.14%	29.78%	to	29.39%
2019	0.50%	to	0.80%	2,386	11.08	to	11.06	26,431	0.21%	10.79%	to	10.57	%****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2022	0.00%	to	1.00%	291,410	70.86	to	33.16	38,834,258	1.87%	-4.96%	to	-5.90%
2021	0.00%	to	1.00%	316,423	74.55	to	35.24	44,050,491	1.88%	24.89%	to	23.65%
2020	0.00%	to	1.00%	360,367	59.69	to	28.50	38,760,705	1.83%	6.69%	to	5.63%
2019	0.00%	to	1.00%	390,019	55.95	to	26.98	38,852,436	2.01%	27.44%	to	26.18%
2018	0.00%	to	1.00%	417,741	43.90	to	21.38	32,915,190	2.21%	-8.29%	to	-9.21%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2022	0.50%	to	0.80%	27,559	10.75	to	10.61	296,376	1.53%	-20.66%	to	-20.89%
2021	0.50%	to	0.80%	29,407	13.55	to	13.41	398,598	2.09%	-2.77%	to	-3.06%
2020	0.50%	to	0.80%	23,496	13.94	to	13.83	327,548	0.96%	30.52%	to	30.13%
2019	0.50%	to	0.80%	18,993	10.68	to	10.63	202,855	1.62%	28.66%	to	28.27%
2018	0.50%	to	0.80%	15,018	8.30	to	8.29	124,677	0.99%	-16.98%	to	-17.15	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2022	0.50%	to	0.80%	16,969	22.10	to	20.96	374,998	2.08%	-14.00%	to	-14.25%
2021	0.50%	to	0.80%	17,803	25.70	to	24.45	457,106	1.06%	5.26%	to	4.95%
2020	0.50%	to	0.80%	18,901	24.42	to	23.30	460,195	1.25%	11.83%	to	11.50%
2019	0.50%	to	0.80%	18,832	21.83	to	20.89	410,033	2.01%	15.42%	to	15.07%
2018	0.50%	to	0.80%	20,411	18.92	to	18.16	385,171	1.53%	-4.59%	to	-4.87%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2022	0.00%	to	0.80%	31,792	27.14	to	23.56	786,223	1.97%	-15.83%	to	-16.50%
2021	0.00%	to	0.80%	39,348	32.24	to	28.22	1,162,555	0.98%	9.47%	to	8.60%
2020	0.00%	to	0.80%	41,470	29.45	to	25.98	1,124,341	1.16%	14.92%	to	14.00%
2019	0.00%	to	0.80%	47,862	25.63	to	22.79	1,138,515	2.03%	20.01%	to	19.05%
2018	0.00%	to	0.80%	53,908	21.36	to	19.15	1,073,818	1.24%	-5.98%	to	-6.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2022	0.00%	to	0.80%	69,730	30.81	to	26.75	1,959,972	1.88%	-16.94%	to	-17.61%
2021	0.00%	to	0.80%	65,924	37.10	to	32.47	2,242,038	1.28%	12.24%	to	11.35%
2020	0.00%	to	0.80%	49,877	33.05	to	29.16	1,514,647	1.17%	16.76%	to	15.83%
2019	0.00%	to	0.80%	49,805	28.31	to	25.18	1,303,811	1.81%	24.37%	to	23.38%
2018	0.00%	to	0.80%	53,527	22.76	to	20.40	1,133,726	1.22%	-7.88%	to	-8.62%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2022	0.00%	to	1.00%	457,763	96.10	to	30.64	81,769,268	0.62%	-24.46%	to	-25.21%
2021	0.00%	to	1.00%	488,388	127.21	to	40.97	115,555,345	0.00%	23.21%	to	21.99%
2020	0.00%	to	1.30%	542,351	103.25	to	172.01	102,416,203	0.07%	43.89%	to	42.04%
2019	0.00%	to	1.30%	691,597	71.75	to	121.10	79,192,941	0.26%	34.31%	to	32.58%
2018	0.00%	to	1.30%	692,945	53.42	to	91.34	62,516,565	0.24%	-0.17%	to	-1.47%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2022	0.00%	to	1.00%	118,559	29.92	to	20.11	6,066,847	5.03%	-11.37%	to	-12.26%
2021	0.00%	to	1.00%	126,707	33.76	to	22.92	7,295,909	5.33%	4.41%	to	3.37%
2020	0.00%	to	1.00%	132,097	32.33	to	22.17	7,322,290	5.01%	2.75%	to	1.72%
2019	0.00%	to	1.00%	141,469	31.47	to	21.79	7,595,846	5.15%	15.11%	to	13.96%
2018	0.00%	to	1.00%	149,247	27.34	to	19.12	7,020,295	5.40%	-3.29%	to	-4.25%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2022	0.00%	to	0.80%	100,821	18.62	to	15.91	1,725,610	2.00%	-13.03%	to	-13.72%
2021	0.00%	to	0.80%	130,864	21.41	to	18.44	2,582,359	1.97%	-0.72%	to	-1.51%
2020	0.00%	to	0.80%	137,001	21.56	to	18.72	2,732,831	2.22%	9.25%	to	8.38%
2019	0.00%	to	0.80%	120,310	19.74	to	17.27	2,209,131	2.65%	9.58%	to	8.71%
2018	0.00%	to	0.80%	120,824	18.01	to	15.89	2,032,129	2.41%	-0.63%	to	-1.43%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2022	0.00%	to	0.80%	81,364	77.17	to	65.93	5,708,252	0.40%	-14.85%	to	-15.53%
2021	0.00%	to	0.80%	88,946	90.63	to	78.06	7,360,999	0.51%	25.51%	to	24.51%
2020	0.00%	to	0.80%	94,515	72.21	to	62.69	6,255,516	0.56%	18.04%	to	17.10%
2019	0.00%	to	0.80%	104,795	61.18	to	53.54	5,901,648	0.79%	23.35%	to	22.37%
2018	0.00%	to	0.80%	119,729	49.60	to	43.75	5,491,090	0.55%	-14.64%	to	-15.32%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.00%	to	0.80%	88,165	28.47	to	24.71	2,307,769	1.85%	62.87%	to	61.57%
2021	0.00%	to	0.80%	74,766	17.48	to	15.30	1,207,423	2.19%	54.83%	to	53.60%
2020	0.00%	to	0.80%	64,509	11.29	to	9.96	675,050	2.59%	-32.88%	to	-33.42%
2019	0.00%	to	0.80%	65,125	16.82	to	14.96	1,019,156	1.74%	9.82%	to	8.95%
2018	0.00%	to	0.80%	71,950	15.32	to	13.73	1,029,082	0.69%	-24.77%	to	-25.37%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2022	0.00%	to	1.00%	83,514	36.76	to	17.46	3,510,714	1.05%	-24.48%	to	-25.24%
2021	0.00%	to	1.00%	90,173	48.67	to	23.35	4,976,613	0.52%	19.70%	to	18.51%
2020	0.00%	to	1.00%	105,502	40.66	to	19.71	4,748,629	0.44%	15.61%	to	14.46%
2019	0.00%	to	1.00%	113,238	35.17	to	17.22	4,462,671	1.72%	27.77%	to	26.49%
2018	0.00%	to	1.00%	125,498	27.53	to	13.61	3,824,361	1.47%	-14.81%	to	-15.66%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2022	0.00%	to	0.80%	304,601	13.21	to	12.42	3,866,099	0.96%	-24.58%	to	-25.18%
2021	0.00%	to	0.80%	327,130	17.52	to	16.61	5,535,686	0.44%	19.57%	to	18.62%
2020	0.00%	to	0.80%	343,121	14.65	to	14.00	4,878,974	0.36%	15.49%	to	14.57%
2019	0.00%	to	0.80%	347,031	12.68	to	12.22	4,294,084	1.71%	27.67%	to	26.66%
2018	0.00%	to	0.80%	336,116	9.93	to	9.65	3,274,448	1.45%	-14.88%	to	-15.57%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2022	0.50%	to	0.80%	6,781	10.84	to	10.65	73,364	1.35%	-27.98%	to	-28.19%
2021	0.50%	to	0.80%	6,143	15.05	to	14.84	92,275	0.99%	38.17%	to	37.75%
2020	0.50%	to	0.80%	6,354	10.89	to	10.77	69,169	2.96%	-7.07%	to	-7.35%
2019	0.50%	to	0.80%	4,895	11.72	to	11.63	57,303	3.44%	22.47%	to	22.10%
2018	0.50%			1,385	9.57			13,252	3.54%	-6.78%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2022	0.50%	to	1.00%	20,694	45.21	to	40.77	921,052	0.96%	-7.66%	to	-8.12%
2021	0.00%	to	1.00%	26,130	54.02	to	44.37	1,253,027	1.49%	33.48%	to	32.15%
2020	0.00%	to	1.00%	22,769	40.47	to	33.58	823,207	1.24%	8.18%	to	7.10%
2019	0.00%	to	1.00%	20,422	37.41	to	31.35	688,068	1.58%	34.29%	to	32.96%
2018	0.00%	to	1.00%	21,138	27.86	to	23.58	533,154	0.86%	-17.33%	to	-18.16%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.50%			4,371	9.66			42,237	1.00%	-3.37%		* ***
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2022	0.00%	to	0.80%	33,268	11.49	to	10.72	366,457	2.81%	-21.98%	to	-22.60%
2021	0.00%	to	0.80%	36,257	14.73	to	13.85	514,525	0.88%	-5.74%	to	-6.49%
2020	0.00%	to	0.80%	37,053	15.63	to	14.82	560,461	4.04%	17.18%	to	16.25%
2019	0.00%	to	0.80%	55,113	13.34	to	12.74	714,807	1.03%	26.70%	to	25.69%
2018	0.00%	to	0.80%	60,005	10.53	to	10.14	617,248	0.81%	-15.79%	to	-16.47%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2022	0.50%	to	0.80%	10,799	17.33	to	16.58	186,513	1.62%	-16.42%	to	-16.67%
2021	0.50%	to	0.80%	10,730	20.73	to	19.90	221,765	1.72%	11.13%	to	10.79%
2020	0.50%	to	0.80%	11,163	18.65	to	17.96	207,223	1.45%	11.19%	to	10.85%
2019	0.00%	to	0.80%	12,621	17.79	to	16.20	211,274	3.58%	19.86%	to	18.90%
2018	0.00%	to	0.80%	13,925	14.84	to	13.62	195,650	2.88%	-9.65%	to	-10.37%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.00%	to	0.80%	82,504	9.01	to	8.40	714,514	0.00%	-4.95%	to	-5.71%
2021	0.00%	to	0.80%	122,131	9.48	to	8.91	1,117,540	0.00%	-4.99%	to	-5.75%
2020	0.00%	to	0.80%	120,198	9.97	to	9.46	1,162,446	8.56%	-5.28%	to	-6.04%
2019	0.00%	to	0.80%	173,186	10.53	to	10.06	1,774,820	7.25%	2.01%	to	1.20%
2018	0.00%	to	0.80%	197,270	10.32	to	9.94	1,992,180	0.00%	1.94%	to	1.12%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.00%	to	0.80%	50,795	24.67	to	21.59	1,152,581	4.95%	-5.47%	to	-6.23%
2021	0.00%	to	0.80%	56,464	26.10	to	23.02	1,362,696	4.67%	16.75%	to	15.82%
2020	0.00%	to	0.80%	60,300	22.35	to	19.88	1,251,363	6.02%	0.69%	to	-0.11%
2019	0.00%	to	0.80%	66,232	22.20	to	19.90	1,374,053	5.42%	16.06%	to	15.13%
2018	0.00%	to	0.80%	68,998	19.13	to	17.28	1,239,061	4.82%	-4.30%	to	-5.07%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2022	0.00%			5,966	63.39			378,206	1.07%	-10.34%
2021	0.00%			5,919	70.71			418,522	1.20%	27.10%
2020	0.00%	to	0.80%	86,192	55.63	to	48.30	4,414,007	1.49%	16.23%	to	15.30%
2019	0.00%	to	0.80%	98,970	47.86	to	41.89	4,383,042	1.46%	29.58%	to	28.55%
2018	0.00%	to	0.80%	112,291	36.94	to	32.59	3,853,727	1.44%	-4.84%	to	-5.60%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2022	0.00%	to	0.80%	41,345	64.94	to	55.49	2,439,120	1.23%	-9.82%	to	-10.53%
2021	0.00%	to	0.80%	45,870	72.01	to	62.02	3,018,550	1.13%	25.67%	to	24.67%
2020	0.00%	to	0.80%	45,146	57.30	to	49.75	2,373,580	1.72%	5.41%	to	4.57%
2019	0.00%	to	0.80%	46,596	54.36	to	47.57	2,334,779	1.30%	26.72%	to	25.72%
2018	0.00%	to	0.80%	56,071	42.90	to	37.84	2,227,020	1.13%	-12.69%	to	-13.39%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2022	0.00%	to	0.80%	1,363	27.60	to	23.58	34,402	3.30%	-7.39%	to	-8.12%
2021	0.00%	to	0.80%	1,513	29.80	to	25.66	41,383	2.02%	4.44%	to	3.60%
2020	0.00%	to	0.80%	1,555	28.53	to	24.77	40,880	3.59%	-0.92%	to	-1.71%
2019	0.00%	to	0.80%	1,613	28.80	to	25.20	43,011	2.05%	12.84%	to	11.94%
2018	0.00%	to	0.80%	2,128	25.52	to	22.51	50,444	2.91%	-15.27%	to	-15.95%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2022	0.00%	to	0.80%	48,983	9.25	to	8.63	436,652	3.08%	-7.61%	to	-8.34%
2021	0.00%	to	0.80%	49,423	10.01	to	9.41	478,718	1.83%	4.16%	to	3.33%
2020	0.00%	to	0.80%	55,282	9.61	to	9.11	515,859	3.33%	-1.16%	to	-1.95%
2019	0.00%	to	0.80%	79,633	9.72	to	9.29	754,210	1.88%	12.53%	to	11.63%
2018	0.00%	to	0.80%	123,707	8.64	to	8.32	1,045,051	2.76%	-15.44%	to	-16.12%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.50%			1,198	13.43			16,091	0.00%	-19.56%
2021	0.50%			3,546	16.70			59,213	0.00%	15.59%
2020	0.50%	to	0.80%	2,962	14.45	to	14.08	42,549	0.28%	3.59%	to	3.28%
2019	0.50%	to	0.80%	3,068	13.94	to	13.63	42,547	1.48%	11.38%	to	11.04%
2018	0.50%	to	0.80%	3,125	12.52	to	12.27	38,931	0.66%	-4.82%	to	-5.10%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2022	0.50%			3,785	10.55			39,925	5.24%	-7.00%
2021	0.50%			626	11.34			7,100	1.22%	4.31%
2020	0.50%			625	10.87			6,796	2.91%	6.19%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.50%	to	0.80%	4,494	11.71	to	11.37	52,547	0.98%	-3.88%	to	-4.17%
2021	0.50%	to	0.80%	6,620	12.18	to	11.87	80,572	0.00%	7.57%	to	7.24%
2020	0.50%	to	0.80%	5,688	11.33	to	11.07	64,352	1.34%	6.85%	to	6.53%
2019	0.50%	to	0.80%	6,699	10.60	to	10.39	70,946	2.23%	4.49%	to	4.18%
2018	0.50%	to	0.80%	5,241	10.14	to	9.97	53,117	0.00%	-5.55%	to	-5.84%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2022	0.00%	to	0.80%	5,333	29.31	to	26.91	151,191	0.00%	-31.11%	to	-31.66%
2021	0.00%	to	0.80%	7,506	42.55	to	39.38	308,316	0.00%	11.93%	to	11.03%
2020	0.00%	to	0.80%	11,929	38.01	to	35.47	437,403	0.08%	42.35%	to	41.22%
2019	0.00%	to	0.80%	9,418	26.70	to	25.11	243,820	0.00%	36.76%	to	35.67%
2018	0.00%	to	0.80%	10,144	19.53	to	18.51	192,604	0.00%	-3.62%	to	-4.40%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2022	0.50%	to	0.80%	1,359	20.58	to	19.93	27,816	0.11%	-14.69%	to	-14.94%
2021	0.50%	to	0.80%	1,757	24.12	to	23.43	42,239	0.46%	22.63%	to	22.26%
2020	0.50%	to	0.80%	1,724	19.67	to	19.17	33,786	0.96%	8.70%	to	8.38%
2019	0.50%	to	0.80%	130	18.10	to	17.68	2,316	0.50%	24.65%	to	24.28%
2018	0.50%	to	0.80%	139	14.52	to	14.23	1,992	0.07%	-11.80%	to	-12.06%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2022	0.50%	to	0.80%	20,562	12.98	to	12.65	266,891	7.01%	-14.78%	to	-15.03%
2021	0.50%	to	0.80%	25,164	15.23	to	14.89	383,299	3.19%	9.00%	to	8.67%
2020	0.50%	to	0.80%	25,632	13.98	to	13.70	358,140	8.11%	9.68%	to	9.35%
2019	0.50%	to	0.80%	25,929	12.74	to	12.53	330,162	0.00%	14.63%	to	14.29%
2018	0.50%	to	0.80%	26,687	11.12	to	10.96	296,454	2.31%	-6.93%	to	-7.21%
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2022	0.00%	to	1.00%	293,436	9.52	to	9.46	2,781,913	0.58%	-4.80%	to	-5.43	%****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2022	0.00%	to	1.00%	94,976	22.27	to	15.72	1,763,389	0.00%	-30.98%	to	-31.67%
2021	0.00%	to	1.00%	112,976	32.27	to	23.00	3,094,493	0.00%	19.10%	to	17.91%
2020	0.00%	to	1.00%	122,828	27.10	to	19.51	2,837,052	0.03%	40.69%	to	39.29%
2019	0.00%	to	1.00%	85,026	19.26	to	14.01	1,424,032	0.00%	39.36%	to	37.98%
2018	0.00%	to	1.00%	93,540	13.82	to	10.15	1,138,703	0.00%	-6.08%	to	-7.02%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	to	1.00%	33,220	34.06	to	27.68	1,031,634	1.42%	13.94%	to	12.81%
2019	0.00%	to	1.00%	45,429	29.89	to	24.54	1,239,435	1.11%	32.08%	to	30.77%
2018	0.00%	to	1.00%	53,848	22.63	to	18.77	1,115,884	1.17%	-7.89%	to	-8.81%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2022	0.00%	to	1.00%	191,067	96.68	to	29.63	17,580,066	0.00%	-31.76%	to	-32.44%
2021	0.00%	to	1.00%	199,554	141.68	to	43.86	27,193,716	0.00%	15.49%	to	14.34%
2020	0.00%	to	1.00%	218,105	122.68	to	38.36	25,860,518	0.70%	27.64%	to	26.37%
2019	0.00%	to	1.00%	236,817	96.12	to	30.35	22,159,620	0.90%	31.79%	to	30.48%
2018	0.00%	to	1.00%	264,280	72.93	to	23.26	18,752,400	1.00%	-13.18%	to	-14.05%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2022	0.50%	to	0.80%	16,193	11.27	to	10.98	182,442	0.00%	-27.49%	to	-27.71%
2021	0.50%	to	0.80%	21,399	15.54	to	15.19	332,540	0.00%	9.67%	to	9.34%
2020	0.50%	to	0.80%	24,708	14.17	to	13.89	349,834	0.88%	20.90%	to	20.53%
2019	0.50%	to	0.80%	18,080	11.72	to	11.52	211,792	1.02%	27.96%	to	27.58%
2018	0.50%	to	0.80%	22,342	9.16	to	9.03	204,562	0.90%	-19.82%	to	-20.06%
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2022	0.00%	to	1.00%	88,947	36.10	to	17.66	4,211,759	1.36%	-16.85%	to	-17.68%
2021	0.00%	to	1.00%	96,127	43.42	to	21.46	5,497,172	1.47%	10.63%	to	9.53%
2020	0.00%	to	1.30%	108,134	39.25	to	49.12	5,501,163	2.11%	14.86%	to	13.37%
2019	0.00%	to	1.30%	114,742	34.17	to	43.32	5,066,362	2.24%	17.51%	to	16.00%
2018	0.00%	to	1.30%	122,805	29.08	to	37.35	4,653,232	1.98%	-5.32%	to	-6.55%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2022	0.00%	to	0.80%	13,793	10.84	to	9.99	142,656	0.00%	-11.46%	to	-12.16%
2021	0.00%	to	0.80%	15,026	12.24	to	11.37	176,247	4.81%	-3.41%	to	-4.18%
2020	0.00%	to	0.80%	14,219	12.67	to	11.87	173,421	5.82%	3.40%	to	2.58%
2019	0.00%	to	0.80%	15,689	12.25	to	11.57	186,600	3.80%	10.80%	to	9.92%
2018	0.00%	to	0.80%	16,659	11.06	to	10.53	179,465	5.67%	-4.40%	to	-5.16%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2022	0.00%	to	0.80%	14,367	70.54	to	60.28	920,470	0.52%	-15.83%	to	-16.50%
2021	0.00%	to	0.80%	15,891	83.82	to	72.19	1,215,479	0.37%	22.55%	to	21.58%
2020	0.00%	to	0.80%	16,144	68.39	to	59.38	1,009,832	0.61%	19.93%	to	18.97%
2019	0.00%	to	0.80%	20,008	57.03	to	49.91	1,048,740	0.21%	26.47%	to	25.46%
2018	0.00%	to	0.80%	22,444	45.09	to	39.78	934,528	0.30%	-10.32%	to	-11.04%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.00%	to	0.80%	42,649	22.23	to	19.93	881,068	1.55%	-14.74%	to	-15.42%
2021	0.00%	to	0.80%	45,591	26.08	to	23.56	1,110,714	1.60%	10.44%	to	9.56%
2020	0.00%	to	0.80%	47,675	23.61	to	21.51	1,056,409	2.06%	13.88%	to	12.97%
2019	0.00%	to	0.80%	63,120	20.73	to	19.04	1,236,186	1.98%	21.78%	to	20.81%
2018	0.00%	to	0.80%	72,688	17.03	to	15.76	1,178,222	1.70%	-5.44%	to	-6.20%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2022	0.50%	to	0.80%	34,958	14.71	to	14.25	513,454	6.64%	-11.41%	to	-11.67%
2021	0.50%	to	0.80%	30,323	16.60	to	16.13	502,575	6.05%	5.53%	to	5.22%
2020	0.50%	to	0.80%	31,725	15.73	to	15.33	498,059	7.52%	5.50%	to	5.18%
2019	0.50%	to	0.80%	32,369	14.91	to	14.57	481,667	8.39%	10.64%	to	10.31%
2018	0.50%	to	0.80%	76,352	13.48	to	13.21	1,028,174	6.65%	-2.61%	to	-2.90%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.50%	to	0.80%	21,355	28.32	to	27.43	603,525	0.00%	-31.14%	to	-31.34%
2021	0.50%	to	0.80%	26,394	41.13	to	39.96	1,084,113	0.00%	15.77%	to	15.43%
2020	0.50%	to	0.80%	28,209	35.53	to	34.61	1,000,340	0.00%	48.26%	to	47.82%
2019	0.50%	to	0.80%	22,022	23.96	to	23.42	526,408	0.00%	37.25%	to	36.84%
2018	0.50%	to	0.80%	26,805	17.46	to	17.11	467,039	0.00%	-0.56%	to	-0.86%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2022	0.00%	to	0.80%	48,097	44.93	to	38.39	1,958,584	0.93%	-16.62%	to	-17.28%
2021	0.00%	to	0.80%	54,321	53.88	to	46.41	2,666,637	0.70%	16.91%	to	15.98%
2020	0.00%	to	0.80%	53,935	46.09	to	40.01	2,288,378	1.52%	14.03%	to	13.12%
2019	0.00%	to	0.80%	50,033	40.42	to	35.37	1,869,605	1.73%	22.27%	to	21.30%
2018	0.00%	to	0.80%	84,460	33.05	to	29.16	2,590,024	1.65%	0.43%	to	-0.37%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2022	0.00%	to	1.00%	102,640	41.01	to	34.14	3,779,719	0.05%	-33.73%	to	-34.39%
2021	0.00%	to	1.00%	125,075	61.89	to	52.04	7,004,050	0.00%	22.60%	to	21.38%
2020	0.00%	to	1.00%	136,791	50.48	to	42.87	6,282,469	0.17%	39.03%	to	37.65%
2019	0.00%	to	1.00%	148,037	36.31	to	31.14	4,911,284	0.02%	36.85%	to	35.49%
2018	0.00%	to	1.00%	163,732	26.53	to	22.99	3,981,773	1.24%	1.72%	to	0.70%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	0.50%	to	0.80%	15,340	17.89	to	17.58	274,261	0.20%	-16.36%	to	-16.61%
2021	0.50%	to	0.80%	15,706	21.38	to	21.09	335,755	0.32%	16.25%	to	15.90%
2020	0.50%	to	0.80%	19,633	18.39	to	18.19	360,997	0.07%	18.88%	to	18.52%
2019	0.50%	to	0.80%	20,863	15.47	to	15.35	322,667	0.20%	34.81%	to	34.41%
2018	0.50%	to	0.80%	19,897	11.48	to	11.42	228,314	0.20%	-0.91%	to	-1.21%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.00%	to	1.00%	147,790	26.85	to	22.44	3,554,541	0.00%	-37.12%	to	-37.75%
2021	0.00%	to	1.00%	172,644	42.70	to	36.04	6,638,846	0.11%	17.75%	to	16.57%
2020	0.00%	to	1.00%	189,428	36.26	to	30.92	6,229,070	0.00%	50.73%	to	49.23%
2019	0.00%	to	1.00%	237,118	24.06	to	20.72	5,231,848	0.41%	44.82%	to	43.38%
2018	0.00%	to	1.00%	231,044	16.61	to	14.45	3,535,400	1.11%	0.91%	to	-0.10%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2022	0.00%	to	1.00%	121,359	21.09	to	18.49	2,292,932	1.64%	-8.84%	to	-9.74%
2021	0.00%	to	1.00%	144,981	23.13	to	20.48	3,021,901	1.03%	13.29%	to	12.16%
2020	0.00%	to	1.00%	147,441	20.42	to	18.26	2,718,641	1.22%	16.02%	to	14.87%
2019	0.00%	to	1.00%	154,193	17.60	to	15.90	2,460,380	1.84%	26.71%	to	25.45%
2018	0.00%	to	1.00%	162,736	13.89	to	12.67	2,059,773	1.70%	-15.14%	to	-15.99%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2022	0.50%	to	0.80%	17,212	9.99	to	9.79	171,804	3.30%	-14.48%	to	-14.73%
2021	0.50%	to	0.80%	17,601	11.68	to	11.48	205,453	1.95%	-0.74%	to	-1.04%
2020	0.50%	to	0.80%	14,523	11.77	to	11.60	170,790	2.35%	6.89%	to	6.57%
2019	0.50%	to	0.80%	15,363	11.01	to	10.89	169,036	2.63%	7.87%	to	7.55%
2018	0.50%	to	0.80%	15,033	10.21	to	10.12	153,359	3.39%	-1.52%	to	-1.82%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2022	0.50%	to	0.80%	17,106	25.38	to	24.58	433,914	0.00%	-30.11%	to	-30.32%
2021	0.50%	to	0.80%	19,804	36.32	to	35.28	718,830	0.00%	1.29%	to	0.99%
2020	0.50%	to	0.80%	22,300	35.85	to	34.93	798,296	0.00%	45.16%	to	44.73%
2019	0.50%	to	0.80%	14,108	24.70	to	24.14	347,577	0.00%	40.99%	to	40.57%
2018	0.50%	to	0.80%	10,971	17.52	to	17.17	191,599	0.00%	-1.97%	to	-2.27%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2022	0.00%	to	0.80%	6,602	23.62	to	22.19	149,901	0.09%	-19.26%	to	-19.90%
2021	0.00%	to	0.80%	15,652	29.25	to	27.71	449,396	0.25%	25.97%	to	24.97%
2020	0.00%	to	0.80%	15,971	23.22	to	22.17	364,983	0.46%	22.53%	to	21.55%
2019	0.00%	to	0.80%	23,834	18.95	to	18.24	445,089	0.62%	39.95%	to	38.84%
2018	0.00%	to	0.80%	12,541	13.54	to	13.14	166,510	0.50%	0.81%	to	0.00%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2022	0.50%				28,539	16.24			463,513	1.01%	-9.24%
2021	0.50%				10,573	17.89			189,201	0.82%	30.33%	* ***

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2022	0.00%	to	0.80%	62,409	60.44	to	51.64	3,461,002	1.41%	-5.91%	to	-6.66%
2021	0.00%	to	0.80%	62,829	64.23	to	55.32	3,705,166	1.33%	25.45%	to	24.45%
2020	0.00%	to	0.80%	69,661	51.20	to	44.45	3,285,059	1.57%	3.48%	to	2.65%
2019	0.00%	to	0.80%	79,839	49.48	to	43.30	3,662,631	2.14%	29.80%	to	28.77%
2018	0.00%	to	0.80%	84,027	38.12	to	33.63	2,982,060	1.51%	-10.09%	to	-10.81%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2022	0.50%	to	0.80%	18,826	11.59	to	11.46	218,104	0.62%	-15.38%	to	-15.63%
2021	0.50%	to	0.80%	17,992	13.69	to	13.58	246,333	0.53%	8.72%	to	8.40%
2020	0.50%	to	0.80%	11,825	12.59	to	12.53	148,914	1.46%	15.26%	to	14.91	%****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2022	0.00%	to	1.00%	11,765	35.27	to	27.99	364,503	7.53%	-18.74%	to	-19.54%
2021	0.00%	to	1.00%	13,014	43.40	to	34.79	498,174	5.18%	-2.02%	to	-3.00%
2020	0.00%	to	1.00%	13,742	44.30	to	35.87	538,174	4.35%	5.55%	to	4.49%
2019	0.00%	to	1.00%	15,880	41.97	to	34.32	592,004	5.41%	14.25%	to	13.12%
2018	0.00%	to	1.00%	17,769	36.73	to	30.34	584,539	5.47%	-6.94%	to	-7.88%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2022	0.00%	to	0.80%	30,214	18.13	to	15.49	499,853	3.97%	-14.33%	to	-15.01%
2021	0.00%	to	0.80%	30,886	21.17	to	18.23	599,990	3.95%	-0.32%	to	-1.12%
2020	0.00%	to	0.80%	29,587	21.24	to	18.44	579,360	2.72%	7.80%	to	6.94%
2019	0.00%	to	0.80%	16,136	19.70	to	17.24	296,369	4.41%	10.88%	to	10.00%
2018	0.00%	to	0.80%	19,713	17.77	to	15.67	327,173	2.50%	-0.65%	to	-1.45%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2022	0.00%	to	1.00%	9,194	87.68	to	39.63	528,603	1.23%	-27.05%	to	-27.78%
2021	0.00%	to	1.00%	9,437	120.19	to	54.88	749,954	2.00%	39.80%	to	38.41%
2020	0.00%	to	1.00%	12,611	85.97	to	39.65	671,125	2.75%	-16.85%	to	-17.68%
2019	0.00%	to	1.00%	13,946	103.40	to	48.16	882,748	1.88%	18.94%	to	17.76%
2018	0.00%	to	1.00%	14,887	86.94	to	40.90	812,929	2.76%	-7.71%	to	-8.64%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2022	0.50%			6,453	9.50			61,332	2.93%	-13.64%
2021	0.50%			4,710	11.01			51,839	2.34%	-0.94%
2020	0.50%			1,164	11.11			12,933	2.23%	3.22%
2019	0.50%			1,257	10.76			13,530	2.20%	6.05%
2018	0.50%			204	10.15			2,070	2.69%	1.49%		*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2022	0.00%	to	0.80%	27,937	52.06	to	44.48	1,330,946	1.51%	-3.99%	to	-4.75%
2021	0.00%	to	0.80%	27,616	54.22	to	46.70	1,371,298	1.32%	20.29%	to	19.33%
2020	0.00%	to	0.80%	26,048	45.08	to	39.14	1,073,336	1.75%	3.63%	to	2.80%
2019	0.00%	to	0.80%	28,410	43.50	to	38.07	1,135,328	2.33%	27.31%	to	26.30%
2018	0.00%	to	0.80%	21,230	34.17	to	30.14	668,572	1.75%	-7.26%	to	-8.00%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2022	0.00%	to	1.00%	105,495	25.60	to	15.36	3,503,405	2.02%	-12.55%	to	-13.42%
2021	0.00%	to	1.00%	113,439	29.28	to	17.74	4,294,993	1.64%	-2.08%	to	-3.06%
2020	0.00%	to	1.00%	124,840	29.90	to	18.30	4,754,605	2.05%	6.08%	to	5.03%
2019	0.00%	to	1.00%	133,508	28.19	to	17.42	4,786,268	2.28%	6.27%	to	5.21%
2018	0.00%	to	1.00%	146,016	26.52	to	16.56	4,897,706	2.17%	-0.05%	to	-1.05%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2022	0.00%	to	1.00%	37,980	26.32	to	20.75	903,536	0.90%	-24.75%	to	-25.49%
2021	0.00%	to	1.00%	39,779	34.97	to	27.86	1,263,138	0.92%	-7.28%	to	-8.20%
2020	0.00%	to	1.00%	41,039	37.72	to	30.34	1,408,030	1.93%	13.30%	to	12.17%
2019	0.00%	to	1.00%	49,822	33.29	to	27.05	1,512,962	2.47%	22.95%	to	21.72%
2018	0.00%	to	1.00%	50,732	27.08	to	22.22	1,258,035	0.61%	-17.42%	to	-18.24%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2022	0.00%	to	1.00%	150,100	21.95	to	17.67	2,976,448	3.66%	-14.12%	to	-14.98%
2021	0.00%	to	1.00%	163,271	25.56	to	20.78	3,780,791	2.53%	12.66%	to	11.54%
2020	0.00%	to	1.00%	170,262	22.69	to	18.63	3,511,530	1.19%	7.95%	to	6.87%
2019	0.00%	to	1.00%	188,940	21.02	to	17.43	3,624,651	2.59%	19.12%	to	17.94%
2018	0.00%	to	1.00%	203,895	17.65	to	14.78	3,299,264	2.01%	-14.53%	to	-15.39%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2022	0.00%	to	0.80%	137,274	26.66	to	23.33	3,365,144	0.00%	-13.74%	to	-14.43%
2021	0.00%	to	0.80%	158,231	30.90	to	27.26	4,523,684	1.09%	14.71%	to	13.80%
2020	0.00%	to	0.80%	168,891	26.94	to	23.96	4,230,284	1.50%	12.00%	to	11.10%
2019	0.00%	to	0.80%	185,066	24.06	to	21.56	4,159,073	1.65%	20.78%	to	19.82%
2018	0.00%	to	0.80%	163,892	19.92	to	18.00	3,065,006	1.19%	-4.98%	to	-5.74%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2022	0.00%	to	0.80%	21,663	14.22	to	12.44	282,357	0.00%	-12.80%	to	-13.50%
2021	0.00%	to	0.80%	23,988	16.31	to	14.39	360,466	1.96%	-0.72%	to	-1.51%
2020	0.00%	to	0.80%	25,959	16.42	to	14.61	394,742	2.09%	9.21%	to	8.34%
2019	0.00%	to	0.80%	32,339	15.04	to	13.48	452,882	1.86%	8.98%	to	8.11%
2018	0.00%	to	0.80%	34,288	13.80	to	12.47	442,764	2.35%	-1.07%	to	-1.87%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2022	0.00%	to	0.80%	69,078	33.53	to	29.35	2,139,633	0.00%	-25.05%	to	-25.65%
2021	0.00%	to	0.80%	70,157	44.74	to	39.47	2,911,588	0.00%	16.00%	to	15.08%
2020	0.00%	to	0.80%	74,600	38.57	to	34.30	2,677,922	0.64%	29.93%	to	28.89%
2019	0.00%	to	0.80%	77,750	29.68	to	26.61	2,156,670	0.66%	34.78%	to	33.70%
2018	0.00%	to	0.80%	80,664	22.02	to	19.90	1,667,398	0.23%	-9.42%	to	-10.15%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2022	0.00%	to	0.80%	31,625	29.18	to	25.74	857,643	0.00%	-16.82%	to	-17.48%
2021	0.00%	to	0.80%	30,103	35.07	to	31.19	983,351	1.04%	23.65%	to	22.66%
2020	0.00%	to	0.80%	32,579	28.37	to	25.43	864,323	1.64%	13.08%	to	12.18%
2019	0.00%	to	0.80%	33,175	25.09	to	22.67	781,595	1.32%	25.67%	to	24.67%
2018	0.00%	to	0.80%	35,466	19.96	to	18.18	667,703	1.01%	-2.18%	to	-2.97%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2022	0.00%	to	0.80%	69,184	41.03	to	35.91	2,615,002	0.00%	-30.22%	to	-30.77%
2021	0.00%	to	0.80%	79,020	58.80	to	51.87	4,318,400	0.00%	21.53%	to	20.57%
2020	0.00%	to	0.80%	81,590	48.38	to	43.02	3,680,981	0.70%	51.49%	to	50.29%
2019	0.00%	to	0.80%	90,459	31.93	to	28.63	2,705,011	0.35%	30.29%	to	29.25%
2018	0.00%	to	0.80%	92,483	24.51	to	22.15	2,131,372	0.31%	-0.66%	to	-1.45%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2022	0.00%	to	1.00%	156,528	32.57	to	26.42	4,610,678	0.00%	-18.28%	to	-19.09%
2021	0.00%	to	1.00%	166,929	39.86	to	32.66	6,040,159	0.16%	13.63%	to	12.50%
2020	0.00%	to	1.00%	177,165	35.08	to	29.03	5,659,980	0.22%	12.33%	to	11.21%
2019	0.00%	to	1.00%	191,041	31.23	to	26.10	5,451,045	2.07%	21.83%	to	20.62%
2018	0.00%	to	1.00%	203,563	25.64	to	21.64	4,785,512	1.60%	-7.73%	to	-8.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2022	0.00%	to	1.00%	19,642	23.74	to	19.26	404,886	0.00%	-14.39%	to	-15.24%
2021	0.00%	to	1.00%	21,606	27.73	to	22.72	523,841	0.20%	6.71%	to	5.65%
2020	0.00%	to	1.00%	26,517	25.99	to	21.51	613,214	0.13%	8.55%	to	7.47%
2019	0.00%	to	1.00%	32,117	23.94	to	20.01	683,603	1.76%	13.48%	to	12.35%
2018	0.00%	to	1.00%	50,180	21.10	to	17.81	936,979	1.83%	-3.73%	to	-4.69%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2022	0.00%	to	1.00%	227,635	14.06	to	13.69	5,931,111	1.25%	-18.31%	to	-19.13%
2021	0.00%	to	1.00%	216,554	17.22	to	16.93	7,022,875	2.20%	28.37%	to	27.09%
2020	0.00%	to	1.00%	194,819	13.41	to	13.32	5,055,237	1.98%	34.11%	to	33.22%
2019	0.50%	to	0.80%	173,247	22.29	to	21.85	3,858,198	2.08%	30.50%	to	30.11%
2018	0.50%	to	0.80%	183,733	17.08	to	16.79	3,135,923	1.74%	-5.10%	to	-5.38%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2022	0.50%	to	1.00%	60,046	31.60	to	28.46	1,880,748	0.00%	-19.29%	to	-19.69%
2021	0.50%	to	1.00%	62,680	39.16	to	35.44	2,431,960	0.13%	14.93%	to	14.35%
2020	0.50%	to	1.00%	66,189	34.07	to	30.99	2,233,098	0.23%	12.25%	to	11.69%
2019	0.50%	to	1.00%	67,619	30.35	to	27.75	2,031,642	1.70%	23.11%	to	22.50%
2018	0.00%	to	1.00%	156,581	26.83	to	22.65	4,035,598	1.50%	-8.85%	to	-9.77%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2022	0.00%	to	1.00%	9,777	19.21	to	15.58	169,482	0.00%	-12.19%	to	-13.06%
2021	0.00%	to	1.00%	10,553	21.88	to	17.92	209,910	0.24%	2.75%	to	1.73%
2020	0.00%	to	1.00%	10,931	21.29	to	17.62	212,406	0.10%	6.71%	to	5.65%
2019	0.00%	to	1.00%	13,757	19.95	to	16.68	246,282	2.05%	9.53%	to	8.44%
2018	0.00%	to	1.00%	15,456	18.21	to	15.38	251,937	1.95%	-1.80%	to	-2.79%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2022	0.00%	to	1.00%	76,970	27.94	to	22.67	1,989,082	0.00%	-16.55%	to	-17.38%
2021	0.00%	to	1.00%	90,680	33.49	to	27.44	2,815,479	0.19%	10.31%	to	9.22%
2020	0.00%	to	1.00%	104,838	30.36	to	25.12	2,948,078	0.14%	10.34%	to	9.25%
2019	0.00%	to	1.00%	122,723	27.51	to	23.00	3,142,367	2.15%	17.74%	to	16.57%
2018	0.00%	to	1.00%	138,713	23.36	to	19.73	3,012,037	1.81%	-5.68%	to	-6.62%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2022	0.00%	to	0.80%	58,339	12.26	to	11.44	684,986	3.71%	-14.51%	to	-15.19%
2021	0.00%	to	0.80%	60,384	14.34	to	13.49	833,610	2.71%	10.53%	to	9.65%
2020	0.00%	to	0.80%	61,991	12.98	to	12.30	778,140	2.41%	7.34%	to	6.48%
2019	0.00%	to	0.80%	17,891	12.09	to	11.55	210,263	3.05%	21.42%	to	20.45%
2018	0.00%	to	0.80%	20,801	9.96	to	9.59	202,354	2.31%	-13.90%	to	-14.59%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2022	0.00%	to	0.80%	26,586	28.75	to	24.57	704,294	5.51%	-11.93%	to	-12.63%
2021	0.00%	to	0.80%	28,295	32.65	to	28.12	853,634	3.93%	4.96%	to	4.13%
2020	0.00%	to	0.80%	39,381	31.10	to	27.01	1,132,876	5.54%	6.02%	to	5.17%
2019	0.00%	to	0.80%	32,250	29.34	to	25.68	883,435	5.73%	14.74%	to	13.83%
2018	0.00%	to	0.80%	32,512	25.57	to	22.56	779,352	5.30%	-3.00%	to	-3.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2022	0.50%			15	13.03			195	0.00%	-15.38%
2021	0.50%			23	15.40			354	0.40%	11.78%
2020	0.50%			33	13.77			455	0.11%	6.06%
2019	0.50%			45	12.99			584	2.22%	14.94%
2018	0.50%			56	11.30			633	1.90%	-6.29%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2022	0.80%			5	11.65			58	0.00%	-14.55%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2022	0.00%	to	1.00%	95,366	61.03	to	44.35	5,162,780	1.15%	-13.40%	to	-14.26%
2021	0.00%	to	1.00%	109,885	70.48	to	51.72	6,869,989	1.17%	24.26%	to	23.02%
2020	0.00%	to	1.00%	125,839	56.72	to	42.04	6,328,270	1.21%	13.11%	to	11.99%
2019	0.00%	to	1.00%	133,763	50.14	to	37.54	5,966,226	1.30%	25.65%	to	24.40%
2018	0.00%	to	1.00%	140,419	39.91	to	30.18	5,008,687	1.30%	-11.38%	to	-12.27%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2022	0.00%	to	1.00%	31,844	27.80	to	21.72	792,940	3.46%	-2.30%	to	-3.27%
2021	0.00%	to	1.00%	38,558	28.45	to	22.45	969,018	5.24%	5.24%	to	4.19%
2020	0.00%	to	1.00%	41,052	27.03	to	21.55	987,477	2.88%	4.06%	to	3.02%
2019	0.00%	to	1.00%	69,671	25.98	to	20.91	1,614,886	5.38%	9.17%	to	8.08%
2018	0.00%	to	1.00%	55,085	23.80	to	19.35	1,169,513	2.79%	-2.34%	to	-3.32%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2022	0.50%	to	0.80%	4,633	13.16	to	12.83	60,985	0.00%	-15.51%	to	-15.76%
2021	0.50%	to	0.80%	613	15.58	to	15.23	9,550	0.00%	15.14%	to	14.80	%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2022	0.50%	to	0.80%	745	12.10	to	11.79	9,012	0.00%	-14.04%	to	-14.30%
2021	0.80%			6	13.76			83	0.34%	9.36%
2020	0.80%			5	12.58			63	0.69%	4.48%
2019	0.80%			3	12.04			36	3.93%	13.14%
2018	0.80%			1	10.64			11	2.01%	-7.56%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2022	0.00%	to	1.00%	130,231	47.78	to	41.68	5,823,987	1.18%	-1.13%	to	-2.11%
2021	0.00%	to	1.00%	144,197	48.33	to	42.58	6,553,889	1.23%	34.53%	to	33.19%
2020	0.00%	to	1.00%	163,921	35.92	to	31.97	5,558,196	1.63%	1.49%	to	0.48%
2019	0.00%	to	1.00%	190,889	35.39	to	31.81	6,407,858	2.62%	26.95%	to	25.69%
2018	0.00%	to	1.00%	225,213	27.88	to	25.31	5,979,908	1.40%	-9.35%	to	-10.26%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2022	0.00%	to	1.00%	178,719	15.81	to	15.45	2,793,575	1.44%	-1.02%	to	-2.00%
2021	0.00%	to	1.00%	168,203	15.97	to	15.76	2,669,024	1.41%	34.71%	to	33.37%
2020	0.00%	to	1.00%	158,052	11.86	to	11.82	1,870,985	1.43%	18.55%	to	18.19%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2022	0.50%	to	0.80%	11,882	10.21	to	9.94	121,153	1.78%	-13.82%	to	-14.08%
2021	0.50%	to	0.80%	19,400	11.84	to	11.57	229,625	2.04%	-2.57%	to	-2.86%
2020	0.50%	to	0.80%	21,326	12.15	to	11.91	258,968	1.92%	6.66%	to	6.34%
2019	0.50%	to	0.80%	39,597	11.39	to	11.20	451,144	2.80%	7.86%	to	7.53%
2018	0.50%	to	0.80%	29,469	10.56	to	10.42	311,265	2.64%	-0.86%	to	-1.16%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2022	0.00%	to	1.00%	34,097	14.67	to	12.67	457,103	2.32%	-14.69%	to	-15.54%
2021	0.00%	to	1.00%	35,198	17.20	to	15.00	558,390	1.76%	-1.03%	to	-2.01%
2020	0.00%	to	1.00%	44,198	17.38	to	15.31	701,316	2.57%	7.01%	to	5.95%
2019	0.00%	to	1.00%	42,509	16.24	to	14.45	642,020	2.80%	8.94%	to	7.86%
2018	0.00%	to	1.00%	46,412	14.91	to	13.40	650,106	3.18%	-0.42%	to	-1.42%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2022	0.00%	to	0.80%	34,005	21.21	to	18.87	668,905	0.00%	-14.95%	to	-15.63%
2021	0.00%	to	0.80%	33,834	24.94	to	22.36	786,428	0.27%	15.75%	to	14.83%
2020	0.00%	to	0.80%	35,502	21.55	to	19.47	716,085	0.98%	11.67%	to	10.78%
2019	0.00%	to	0.80%	37,666	19.30	to	17.58	683,006	2.98%	20.22%	to	19.26%
2018	0.00%	to	0.80%	38,911	16.05	to	14.74	590,018	2.17%	-8.04%	to	-8.78%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2022	0.00%	to	0.80%	4,008	14.45	to	13.82	57,710	0.00%	-12.41%	to	-12.67%
2021	0.00%	to	0.80%	2,619	17.66	to	15.83	42,920	0.08%	4.49%	to	3.65%
2020	0.00%	to	0.80%	5,528	16.90	to	15.27	89,855	0.25%	7.69%	to	6.83%
2019	0.00%	to	0.80%	4,534	15.69	to	14.29	68,999	2.31%	10.77%	to	9.89%
2018	0.00%	to	0.80%	5,932	14.17	to	13.01	81,243	3.73%	-2.51%	to	-3.29%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2022	0.50%	to	0.80%	31,429	20.58	to	19.69	643,662	0.00%	-15.44%	to	-15.69%
2021	0.50%	to	0.80%	29,332	24.34	to	23.36	710,168	0.25%	17.53%	to	17.18%
2020	0.50%	to	0.80%	30,052	20.71	to	19.93	617,916	1.03%	11.80%	to	11.46%
2019	0.50%	to	0.80%	41,879	18.52	to	17.88	771,966	2.97%	21.71%	to	21.35%
2018	0.50%	to	0.80%	43,138	15.22	to	14.74	653,476	2.10%	-9.84%	to	-10.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2022	0.00%	to	0.80%	6,090	17.92	to	15.93	101,713	0.00%	-13.05%	to	-13.74%
2021	0.00%	to	0.80%	7,438	20.61	to	18.47	143,083	0.25%	9.23%	to	8.36%
2020	0.00%	to	0.80%	7,909	18.86	to	17.05	139,289	0.56%	9.15%	to	8.28%
2019	0.00%	to	0.80%	8,453	17.28	to	15.74	137,159	2.91%	14.28%	to	13.37%
2018	0.00%	to	0.80%	16,805	15.12	to	13.89	240,373	2.21%	-4.68%	to	-5.44%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2022	0.00%	to	0.80%	48,193	20.19	to	17.96	907,906	0.00%	-14.08%	to	-14.76%
2021	0.00%	to	0.80%	53,754	23.50	to	21.07	1,183,468	0.27%	13.64%	to	12.73%
2020	0.00%	to	0.80%	55,576	20.68	to	18.69	1,082,623	0.84%	10.77%	to	9.89%
2019	0.00%	to	0.80%	59,628	18.67	to	17.00	1,053,180	2.76%	18.32%	to	17.38%
2018	0.00%	to	0.80%	67,746	15.78	to	14.49	1,015,136	2.15%	-7.07%	to	-7.81%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2022	0.00%	to	0.80%	17,943	21.32	to	20.41	380,556	0.00%	-15.66%	to	-15.91%
2021	0.50%	to	0.80%	12,806	25.28	to	24.27	321,731	0.19%	19.59%	to	19.23%
2020	0.50%	to	0.80%	13,489	21.14	to	20.35	281,962	1.06%	12.18%	to	11.84%
2019	0.50%	to	0.80%	16,636	18.85	to	18.20	310,810	2.85%	23.53%	to	23.16%
2018	0.50%	to	0.80%	18,277	15.26	to	14.78	276,827	1.97%	-11.17%	to	-11.44%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2022	0.00%	to	0.80%	21,799	18.91	to	16.82	382,577	0.00%	-13.60%	to	-14.29%
2021	0.00%	to	0.80%	24,646	21.88	to	19.62	503,196	0.26%	11.12%	to	10.24%
2020	0.00%	to	0.80%	25,113	19.69	to	17.80	463,425	0.69%	9.71%	to	8.84%
2019	0.00%	to	0.80%	26,045	17.95	to	16.35	440,321	2.76%	16.29%	to	15.37%
2018	0.00%	to	0.80%	26,870	15.44	to	14.17	392,621	2.30%	-6.04%	to	-6.80%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.50%	to	0.80%	4,252	20.36	to	19.54	86,076	0.00%	-15.41%	to		-15.67%
2021	0.00%	to	0.80%	17,731	25.65	to	23.18	447,186	0.21%	8.24%	to		7.38%
2020	0.00%	to	0.80%	22,166	23.69	to	21.58	513,028	0.13%	9.41%	to		8.53%
2019	0.00%	to	0.80%	22,928	21.66	to	19.89	485,633	2.18%	15.34%	to		14.42%
2018	0.00%	to	0.80%	34,602	18.78	to	17.38	630,933	1.96%	-4.85%	to		-5.61%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2022	0.50%	to	0.80%	3,484	25.43	to	24.41	87,293	0.00%	-17.98%	to		-18.22%
2021	0.50%	to	0.80%	3,891	31.00	to	29.85	119,097	0.15%	11.60%	to		11.27%
2020	0.50%	to	0.80%	5,098	27.78	to	26.82	140,259	0.18%	11.06%	to		10.73%
2019	0.50%	to	0.80%	5,290	25.01	to	24.22	131,256	2.02%	19.34%	to		18.98%
2018	0.50%	to	0.80%	5,950	20.96	to	20.36	123,910	1.68%	-6.94%	to		-7.22%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2022	0.50%	to	0.80%	13,893	9.93	to	9.86	137,879	0.00%	-17.91%	to		-18.15%
2021	0.50%	to	0.80%	17,825	12.09	to	12.05	215,513	0.36%	11.81%	to		11.48%
2020	0.50%	to	0.80%	16,724	10.81			180,831	0.00%	8.13%	to	8.07	%****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2022	0.50%			691	9.39			6,490	1.54%	-14.16%
2021	0.50%			609	10.94			6,664	0.36%	-2.51%
2020	0.50%			5,262	11.22			59,062	1.61%	6.59%
2019	0.50%			2,800	10.53			29,485	1.09%	5.30%			****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2022	0.50%			1,295	12.59			16,303	1.49%	-16.80%
2021	0.50%			509	15.13			7,701	1.45%	21.26%
2020	0.50%			93	12.48			1,160	1.39%	15.18%
2019	0.50%			95	10.83			1,029	0.47%	8.33%			****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2022	0.50%	to	0.80%	45,961	9.78	to	9.72	449,068	0.00%	-16.91%	to		-17.15%
2021	0.50%	to	0.80%	43,886	11.77	to	11.73	516,451	0.44%	9.89%	to		9.56%
2020	0.50%	to	0.80%	31,414	10.71			336,576	0.00%	7.14%	to	7.08	%****
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2022	0.50%	to	0.80%	42,169	11.79	to	11.49	497,088	3.97%	-14.72%	to		-14.97%
2021	0.50%	to	0.80%	41,481	13.82	to	13.51	573,362	3.10%	10.29%	to		9.96%
2020	0.50%	to	0.80%	37,902	12.53	to	12.29	475,070	2.57%	7.00%	to		6.68%
2019	0.50%	to	0.80%	34,491	11.71	to	11.52	404,045	3.35%	21.16%	to		20.80%
2018	0.50%	to	0.80%	30,337	9.67	to	9.53	293,256	3.35%	-14.24%	to		-14.50%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2022	0.50%	to	0.80%	41,172	15.09	to	14.44	620,694	2.20%	-13.89%	to		-14.15%
2021	0.00%	to	0.80%	53,350	18.76	to	16.82	934,260	5.70%	-0.72%	to		-1.52%
2020	0.00%	to	0.80%	7,814	18.90	to	17.08	138,495	2.79%	9.31%	to		8.44%
2019	0.00%	to	0.80%	7,033	17.29	to	15.75	114,831	2.29%	9.89%	to		9.01%
2018	0.50%	to	0.80%	8,545	14.92	to	14.45	127,123	2.61%	-1.70%	to		-2.00%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2022	0.00%	to	1.00%	223,122	12.38	to	11.35	2,641,030	0.00%	-37.93%	to		-38.54%
2021	0.00%	to	1.00%	251,824	19.94	to	18.47	4,820,204	0.37%	-1.08%	to		-2.07%
2020	0.00%	to	1.00%	275,974	20.16	to	18.86	5,365,925	1.00%	51.04%	to		49.54%
2019	0.00%	to	1.00%	293,331	13.35	to	12.61	3,797,666	1.25%	33.15%	to		31.82%
2018	0.00%	to	1.00%	316,864	10.02	to	9.57	3,096,619	1.05%	-16.46%	to		-17.29%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.00%	to	0.80%	36,538	12.26	to	12.05	443,071	3.87%	-5.86%	to		-6.61%
2021	0.00%	to	0.80%	31,178	13.03	to	12.90	403,674	3.40%	10.58%	to		9.70%
2020	0.00%	to	0.80%	29,447	11.78	to	11.76	346,567	0.00%	17.82%	to	17.62	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2022	0.00%	to	1.00%	74,517	44.65	to	38.56	3,106,124	5.09%	-12.49%	to		-13.36%
2021	0.00%	to	1.00%	83,106	51.02	to	44.51	3,998,123	0.00%	40.45%	to		39.05%
2020	0.00%	to	1.00%	88,991	36.33	to	32.01	3,057,714	0.00%	30.09%	to		28.80%
2019	0.00%	to	1.00%	94,024	27.93	to	24.85	2,491,453	4.03%	30.53%	to		29.23%
2018	0.00%	to	1.00%	103,876	21.39	to	19.23	2,114,267	0.31%	-3.08%	to		-4.05%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2022	0.00%	to	1.00%	1,013,991	26.74	to	23.09	25,169,298	0.00%	-37.61%	to	-38.23%
2021	0.00%	to	1.00%	1,080,260	42.85	to	37.38	43,213,992	0.12%	-4.70%	to	-5.65%
2020	0.00%	to	1.00%	1,127,495	44.97	to	39.62	47,505,905	0.00%	60.90%	to	59.30%
2019	0.00%	to	1.00%	1,220,702	27.95	to	24.87	32,100,798	0.00%	37.25%	to	35.89%
2018	0.00%	to	1.00%	1,357,608	20.36	to	18.30	26,132,731	0.00%	-6.85%	to	-7.78%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2022	0.00%	to	1.00%	702,501	31.76	to	27.42	20,715,786	1.37%	-2.66%	to	-3.63%
2021	0.00%	to	1.00%	746,061	32.62	to	28.46	22,712,209	0.74%	24.02%	to	22.78%
2020	0.00%	to	1.00%	795,881	26.31	to	23.18	19,605,450	2.08%	-1.14%	to	-2.13%
2019	0.00%	to	1.00%	841,557	26.61	to	23.68	21,064,617	2.23%	23.85%	to	22.61%
2018	0.00%	to	1.00%	918,465	21.49	to	19.31	18,650,525	1.05%	-13.15%	to	-14.02%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2022	0.00%	to	1.00%	493,286	29.62	to	25.58	13,596,367	0.39%	-17.06%	to	-17.89%
2021	0.00%	to	1.00%	528,004	35.71	to	31.15	17,639,821	0.30%	26.57%	to	25.31%
2020	0.00%	to	1.00%	574,688	28.22	to	24.86	15,229,689	0.42%	13.55%	to	12.42%
2019	0.00%	to	1.00%	647,135	24.85	to	22.11	15,170,490	0.65%	28.07%	to	26.80%
2018	0.00%	to	1.00%	699,926	19.40	to	17.44	12,867,857	0.54%	-4.76%	to	-5.72%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2022	0.50%	to	0.80%	5,938	26.48	to	25.34	157,230	0.51%	-23.30%	to	-23.53%
2021	0.50%	to	0.80%	5,950	34.53	to	33.14	205,405	0.37%	26.18%	to	25.80%
2020	0.50%	to	0.80%	5,515	27.36	to	26.34	150,861	0.81%	12.80%	to	12.46%
2019	0.50%	to	0.80%	5,712	24.26	to	23.43	138,550	0.82%	25.38%	to	25.00%
2018	0.50%	to	0.80%	6,057	19.35	to	18.74	117,175	0.65%	-6.26%	to	-6.55%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2022	0.00%	to	1.00%	1,539,144	55.72	to	48.61	80,386,932	0.87%	-22.10%	to	-22.88%
2021	0.00%	to	1.00%	1,664,986	71.53	to	63.03	112,064,798	0.54%	30.24%	to	28.95%
2020	0.00%	to	1.00%	1,591,211	54.92	to	48.88	82,506,351	1.34%	18.90%	to	17.71%
2019	0.00%	to	1.00%	1,750,394	46.19	to	41.52	76,659,334	1.70%	37.62%	to	36.25%
2018	0.00%	to	1.00%	1,933,534	33.57	to	30.48	61,814,614	0.77%	-1.27%	to	-2.26%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2022	0.00%	to	1.00%	260,111	21.24	to	18.34	5,147,212	1.43%	-28.52%	to	-29.23%
2021	0.00%	to	1.00%	302,132	29.71	to	25.92	8,395,990	1.08%	46.75%	to	45.29%
2020	0.00%	to	1.00%	319,829	20.25	to	17.84	6,079,783	1.48%	-5.39%	to	-6.33%
2019	0.00%	to	1.00%	365,839	21.40	to	19.04	7,402,153	1.69%	30.70%	to	29.40%
2018	0.00%	to	1.00%	410,004	16.37	to	14.72	6,371,855	1.84%	-3.92%	to	-4.88%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2022	0.50%	to	0.80%	25,551	19.84	to	19.28	506,798	0.92%	-21.12%	to	-21.35%
2021	0.50%	to	0.80%	24,362	25.16	to	24.51	612,592	0.84%	13.63%	to	13.29%
2020	0.50%	to	0.80%	18,982	22.14	to	21.64	419,841	1.01%	18.72%	to	18.37%
2019	0.50%	to	0.80%	15,280	18.65	to	18.28	284,619	0.88%	24.34%	to	23.96%
2018	0.50%	to	0.80%	15,324	15.00	to	14.75	229,533	1.20%	-11.79%	to	-12.05%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2022	0.00%	to	0.80%	8,290	12.08	to	10.74	92,619	1.38%	-5.67%	to	-6.42%
2021	0.00%	to	0.80%	16,888	12.81	to	11.48	201,666	0.88%	-0.59%	to	-1.38%
2020	0.00%	to	0.80%	19,701	12.88	to	11.64	237,922	2.33%	2.83%	to	2.29%
2019	0.00%	to	0.80%	7,706	12.53	to	11.41	90,634	1.95%	4.09%	to	3.26%
2018	0.00%	to	0.80%	10,453	12.04	to	11.05	118,793	2.01%	0.82%	to	0.01%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2022	0.00%	to	0.80%	2,160	19.76	to	17.72	39,837	3.54%	-5.99%	to	-6.74%
2021	0.50%	to	0.80%	2,146	19.73	to	19.00	42,041	1.97%	9.85%	to	9.52%
2020	0.50%	to	0.80%	3,111	17.96	to	17.35	55,095	1.41%	4.65%	to	4.34%
2019	0.00%	to	0.80%	3,284	18.11	to	16.63	55,682	0.76%	12.49%	to	11.59%
2018	0.00%	to	0.80%	19,639	16.10	to	14.90	300,675	2.00%	-15.69%	to	-16.36%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2022	0.00%	to	1.00%	818,867	16.37	to	10.44	14,614,040	1.36%	1.30%	to	0.29%
2021	0.00%	to	1.00%	633,266	16.16	to	10.41	11,158,000	0.00%	0.00%	to	-1.00%
2020	0.00%	to	1.30%	983,748	16.16	to	14.25	15,844,953	0.22%	0.24%	to	-1.06%
2019	0.00%	to	1.30%	896,687	16.12	to	14.40	15,473,870	1.73%	1.78%	to	0.46%
2018	0.00%	to	1.00%	948,129	15.84	to	14.34	15,747,369	1.37%	1.39%	to	0.07%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2022	0.00%	to	1.00%	144,812	103.30	to	41.51	16,432,911	0.44%	-18.77%	to	-19.57%
2021	0.00%	to	1.00%	156,064	127.16	to	51.62	21,875,493	0.00%	30.84%	to	29.54%
2020	0.00%	to	1.30%	170,516	97.19	to	93.51	18,301,955	0.02%	22.69%	to	21.10%
2019	0.00%	to	1.30%	184,497	79.22	to	77.21	16,108,059	0.07%	25.65%	to	24.03%
2018	0.00%	to	1.30%	199,293	63.05	to	26.36	13,906,347	0.01%	-12.63%	to	-13.77%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2022	0.00%	to	1.00%	62,558	23.77	to	18.97	1,349,805	0.00%	-30.37%	to	-31.06%
2021	0.00%	to	1.00%	86,854	34.14	to	27.52	2,701,314	0.00%	10.31%	to	9.21%
2020	0.00%	to	1.00%	95,021	30.95	to	25.20	2,695,044	0.00%	40.89%	to	39.49%
2019	0.00%	to	1.00%	101,073	21.97	to	18.07	2,043,044	0.00%	35.71%	to	34.36%
2018	0.00%	to	1.00%	112,229	16.19	to	13.45	1,675,091	0.00%	-7.94%	to	-8.86%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2022	0.00%	to	1.00%	58,424	67.99	to	43.14	3,467,370	0.33%	-12.91%	to	-13.78%
2021	0.00%	to	1.00%	64,741	78.07	to	50.03	4,442,388	0.00%	32.04%	to	30.73%
2020	0.00%	to	1.00%	63,527	59.13	to	38.27	3,323,166	0.08%	5.15%	to	4.11%
2019	0.00%	to	1.00%	66,670	56.23	to	36.76	3,329,173	1.00%	19.00%	to	17.82%
2018	0.00%	to	1.00%	86,370	47.25	to	31.20	3,637,893	0.69%	-16.95%	to	-17.78%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.00%	to	1.00%	424,376	75.10	to	30.92	56,928,961	1.17%	-8.44%	to	-9.35%
2021	0.00%	to	1.00%	456,227	82.03	to	34.11	66,619,119	0.76%	21.88%	to	20.67%
2020	0.00%	to	1.00%	520,817	67.30	to	28.27	60,378,563	1.15%	10.35%	to	9.26%
2019	0.00%	to	1.00%	570,603	60.99	to	25.88	59,250,787	1.16%	29.31%	to	28.02%
2018	0.00%	to	1.00%	619,619	47.16	to	20.21	49,790,088	1.08%	0.00%	to	-1.00%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	0.00%	to	1.00%	109,373	17.59	to	16.38	1,876,189	0.00%	-28.73%	to	-29.44%
2021	0.00%	to	1.00%	114,680	24.68	to	23.21	2,768,638	0.00%	12.99%	to	11.87%
2020	0.00%	to	1.00%	116,522	21.84	to	20.75	2,498,887	0.00%	39.98%	to	38.59%
2019	0.00%	to	1.00%	120,729	15.61	to	14.97	1,856,891	0.00%	32.75%	to	31.43%
2018	0.00%	to	1.00%	123,627	11.76	to	11.39	1,437,261	0.00%	-6.40%	to	-7.34%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2022	0.00%			1,137	20.60			23,417	1.59%	-22.69%
2021	0.00%			1,148	26.64			30,584	0.33%	13.35%
2020	0.00%			1,162	23.50			27,311	0.52%	12.57%
2019	0.00%			1,172	20.88			24,469	0.16%	27.69%
2018	0.00%			1,190	16.35			19,458	0.16%	-16.95%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2022	0.00%	to	0.80%	2,903	62.86	to	53.71	166,820	0.00%	-28.83%	to	-29.39%
2021	0.00%	to	0.80%	2,864	88.32	to	76.07	232,182	0.00%	12.72%	to	11.83%
2020	0.00%	to	0.80%	2,929	78.35	to	68.03	210,884	0.00%	39.71%	to	38.60%
2019	0.50%	to	0.80%	2,134	51.60	to	49.08	109,624	0.00%	31.82%	to	31.43%
2018	0.50%	to	0.80%	2,399	39.14	to	37.35	93,237	0.00%	-7.03%	to	-7.31%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
2021	0.00%			132	34.69			4,579	0.20%	32.52%
2020	0.00%			279	26.18			7,303	0.60%	-2.83%
2019	0.00%			461	26.94			12,419	0.21%	16.43%
2018	0.00%			620	23.14			14,345	0.22%	-15.48%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.00%	to	1.00%	131,435	54.17	to	12.71	4,536,223	0.44%	-18.45%	to	-19.26%
2021	0.00%	to	1.00%	135,780	66.43	to	15.74	5,707,429	0.38%	23.48%	to	22.25%
2020	0.00%	to	1.00%	138,566	53.80	to	12.88	4,736,936	0.62%	19.56%	to	18.37%
2019	0.00%	to	1.00%	145,098	45.00	to	10.88	4,017,368	0.57%	25.88%	to	8.79%
2018	0.00%	to	0.80%	19,949	35.75	to	31.54	659,471	0.48%	-5.73%	to	-6.48%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.00%	to	1.00%	63,108	19.25	to	12.47	1,379,328	3.86%	-5.19%	to	-6.13%
2021	0.00%	to	1.00%	62,402	20.30	to	13.29	1,453,796	2.53%	0.74%	to	-0.26%
2020	0.00%	to	1.00%	72,881	20.15	to	13.32	1,636,326	2.47%	3.46%	to	2.43%
2019	0.00%	to	1.00%	69,980	19.48	to	13.01	1,489,876	1.97%	3.69%	to	2.66%
2018	0.00%	to	1.00%	73,670	18.79	to	12.67	1,524,946	1.56%	1.02%	to	0.01%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2022	0.50%			752	12.28			9,237	18.90%	-12.52%
2021	0.50%			793	14.04			11,135	0.99%	7.97%
2020	0.50%			828	13.01			10,768	2.14%	5.14%
2019	0.50%			866	12.37			10,712	2.14%	13.91%
2018	0.50%			902	10.86			9,806	1.60%	-6.62%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2022	0.50%	to	0.80%	247	12.86	to	12.49	3,172	8.32%	-14.22%	to	-14.47%
2021	0.50%	to	0.80%	284	14.99	to	14.61	4,254	1.03%	11.87%	to	11.53%
2020	0.50%	to	0.80%	178	13.40	to	13.10	2,369	2.02%	4.65%	to	4.34%
2019	0.50%	to	0.80%	186	12.81	to	12.55	2,379	1.84%	16.35%	to	16.00%
2018	0.50%	to	0.80%	197	11.01	to	10.82	2,176	1.42%	-9.29%	to	-9.57%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2022	0.80%			8	12.53			100	16.87%	-14.21%
2021	0.80%			6	14.60			88	1.07%	10.10%
2020	0.80%			5	13.26			66	2.33%	5.06%
2019	0.80%			3	12.63			38	2.36%	15.24%
2018	0.80%			1	10.96			11	0.00%	-8.12%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	0.50%	to	0.80%	21,953	14.00	to	13.56	306,997	7.78%	-12.28%	to	-12.55%
2021	0.50%	to	0.80%	17,872	15.96	to	15.50	285,228	11.00%	15.65%	to	15.31%
2020	0.50%	to	0.80%	17,554	13.80	to	13.45	242,205	5.05%	7.47%	to	7.15%
2019	0.50%	to	0.80%	16,466	12.84	to	12.55	211,378	2.93%	11.34%	to	11.00%
2018	0.50%	to	0.80%	17,324	11.53	to	11.30	199,752	2.88%	-5.88%	to	-6.17%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2022	0.50%	to	0.80%	4,992	10.91	to	10.47	54,433	1.50%	-19.39%	to	-19.63%
2021	0.50%	to	0.80%	9,201	13.53	to	13.02	124,463	5.66%	-7.98%	to	-8.26%
2020	0.50%	to	0.80%	10,566	14.70	to	14.19	155,281	4.77%	10.22%	to	9.89%
2019	0.50%	to	0.80%	11,894	13.34	to	12.92	158,599	2.12%	6.49%	to	6.17%
2018	0.50%	to	0.80%	15,258	12.53	to	12.17	191,070	5.14%	-4.46%	to	-4.75%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.00%	to	0.80%	70,914	12.97	to	11.63	880,847	1.61%	-5.75%	to	-6.50%
2021	0.00%	to	0.80%	94,932	13.77	to	12.43	1,247,283	0.52%	-0.93%	to	-1.72%
2020	0.00%	to	0.80%	111,242	13.89	to	12.65	1,480,269	1.20%	2.99%	to	2.17%
2019	0.00%	to	0.80%	111,462	13.49	to	12.38	1,445,415	2.72%	4.03%	to	3.20%
2018	0.00%	to	0.80%	88,451	12.97	to	12.00	1,110,380	1.91%	0.34%	to	-0.47%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	0.50%	to	0.80%	45,547	8.73	to	8.51	397,724	19.02%	8.07%	to	7.75%
2021	0.50%	to	0.80%	8,113	8.08	to	7.90	65,529	3.97%	32.68%	to	32.28%
2020	0.50%	to	0.80%	4,245	6.09	to	5.97	25,841	6.11%	0.85%	to	0.54%
2019	0.50%	to	0.80%	411	6.04	to	5.94	2,479	3.81%	10.88%	to	10.54%
2018	0.50%	to	0.80%	3,421	5.45	to	5.37	18,630	2.26%	-14.56%	to	-14.82%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.50%	to	0.80%	45,592	13.67	to	13.28	622,924	2.08%	8.10%	to	7.77%
2019	0.50%	to	0.80%	34,429	12.65	to	12.32	435,091	3.03%	7.81%	to	7.49%
2018	0.50%	to	0.80%	56,482	11.73	to	11.46	662,153	2.52%	-1.04%	to	-1.34%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	0.50%			1,288	10.07			12,964	0.61%	0.66%		* ***
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.50%	to	0.80%	41,803	17.20	to	16.91	718,505	1.47%	-3.61%	to	-3.90%
2021	0.50%	to	0.80%	38,227	17.84	to	17.59	681,581	1.05%	26.67%	to	26.29%
2020	0.50%	to	0.80%	30,397	14.09	to	13.93	427,936	1.68%	5.28%	to	4.96%
2019	0.50%	to	0.80%	31,185	13.38	to	13.27	417,112	1.91%	29.75%	to	29.37%
2018	0.50%	to	0.80%	29,273	10.31	to	10.26	301,735	0.51%	-8.95%	to	-9.22%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2022	0.50%	to	0.80%	61,301	21.32	to	20.93	1,306,138	0.00%	-30.85%	to	-31.06%
2021	0.50%	to	0.80%	62,945	30.83	to	30.36	1,939,854	0.00%	22.04%	to	21.68%
2020	0.50%	to	0.80%	76,808	25.26	to	24.95	1,939,462	0.04%	38.02%	to	37.60%
2019	0.00%	to	0.80%	80,650	18.59	to	18.13	1,478,400	0.13%	36.74%	to	35.65%
2018	0.50%	to	0.80%	68,268	13.45	to	13.37	918,121	0.00%	1.87%	to	1.56%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2022	0.00%	to	0.80%	8,858	27.93	to	23.86	225,411	1.58%	-14.77%	to	-15.45%
2021	0.00%	to	0.80%	8,871	32.77	to	28.22	266,112	1.14%	8.82%	to	7.95%
2020	0.00%	to	0.80%	9,438	30.11	to	26.14	261,300	1.77%	12.10%	to	11.20%
2019	0.00%	to	0.80%	8,829	26.86	to	23.51	219,166	1.38%	25.15%	to	24.16%
2018	0.00%	to	0.80%	10,466	21.46	to	18.94	208,620	1.36%	-19.11%	to	-19.76%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.00%	to	0.80%	73,057	64.16	to	57.98	4,394,774	0.00%	-12.69%	to	-13.38%
2021	0.00%	to	0.80%	82,786	73.48	to	66.94	5,752,167	0.00%	12.83%	to	11.93%
2020	0.00%	to	0.80%	88,576	65.13	to	59.80	5,478,428	0.00%	29.27%	to	28.24%
2019	0.00%	to	0.80%	101,270	50.38	to	46.63	4,868,461	0.00%	28.63%	to	27.61%
2018	0.00%	to	0.80%	120,523	39.17	to	36.55	4,519,011	0.00%	0.86%	to	0.05%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2022	0.00%			3,083	13.72			42,297	1.69%	-4.79%
2021	0.00%			3,094	14.41			44,584	1.08%	-0.12%
2020	0.00%			3,359	14.43			48,461	1.71%	4.45%
2019	0.00%			3,118	13.81			43,066	2.11%	4.10%
2018	0.00%			720	13.27			9,553	1.19%	0.92%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	0.00%	to	1.00%	21,363	25.36	to	18.73	594,919	4.50%	-6.93%	to	-7.85%
2021	0.00%	to	1.00%	22,252	27.25	to	20.32	667,773	5.13%	-4.05%	to	-5.01%
2020	0.00%	to	1.00%	22,248	28.40	to	21.40	703,175	7.17%	8.92%	to	7.84%
2019	0.00%	to	1.00%	24,813	26.07	to	19.84	714,438	0.37%	12.62%	to	11.50%
2018	0.00%	to	1.00%	26,103	23.15	to	17.79	659,253	9.18%	-6.14%	to	-7.08%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.00%	to	1.00%	66,213	33.33	to	30.02	1,952,681	0.28%	-24.37%	to	-25.13%
2021	0.00%	to	1.00%	72,767	44.07	to	40.09	2,850,226	0.92%	-11.87%	to	-12.75%
2020	0.00%	to	1.00%	77,236	50.00	to	45.95	3,443,120	2.07%	17.25%	to	16.08%
2019	0.00%	to	1.00%	85,729	42.65	to	39.58	3,269,105	0.50%	30.60%	to	29.30%
2018	0.00%	to	1.00%	97,443	32.65	to	30.61	2,857,721	0.31%	-23.49%	to	-24.25%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.00%	to	1.00%	69,477	38.78	to	34.57	3,250,243	1.66%	8.39%	to	7.32%
2021	0.00%	to	1.00%	69,177	35.78	to	32.21	3,031,459	0.44%	18.92%	to	17.74%
2020	0.00%	to	1.30%	73,594	30.09	to	36.31	2,734,746	0.95%	19.11%	to	17.57%
2019	0.00%	to	1.30%	77,074	25.26	to	30.89	2,447,309	0.00%	11.87%	to	10.42%
2018	0.00%	to	1.00%	86,375	22.58	to	20.95	2,439,121	0.00%	-28.28%	to	-29.21%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2022	0.50%			5,665	11.50			65,128	1.40%	-26.27%
2021	0.50%			3,687	15.59			57,490	1.02%	46.14%
2020	0.50%			353	10.67			3,766	0.42%	-1.82%
2019	0.50%			2,122	10.87			23,062	2.15%	8.68%		* ***

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 17, 2023

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2022	2021

Admitted assets
Invested assets
Bonds	$40,208	$37,931
Stocks	3,700	3,016
Mortgage loans, net of allowance	8,363	8,185
Policy loans	933	913
Derivative assets	143	64
Cash, cash equivalents and short-term investments	1,621	636
Securities lending collateral assets	232	170
Other invested assets	1,848	1,225
Total invested assets	$57,048	$52,140
Accrued investment income	585	577
Deferred federal income tax assets, net	589	618
Other assets	378	125
Separate account assets	102,808	125,372
Total admitted assets	$161,408	$178,832

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$45,482	$42,499
Policyholders dividend accumulation	398	414
Asset valuation reserve	707	610
Payable for securities	323	113
Securities lending payable	232	171
Funds held under coinsurance	1,608	1,052
Other liabilities	1,253	1,131
Accrued transfers from separate accounts	(1,598)	(1,621)
Separate account liabilities	102,808	125,372
Total liabilities	$151,213	$169,741

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	2,308	1,998
Unassigned surplus	6,783	5,989
Total capital and surplus	$10,195	$9,091
Total liabilities, capital and surplus	$161,408	$178,832

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2022	2021	2020

Revenues
Premiums and annuity considerations	$14,535	$12,664	$10,637
Net investment income	2,019	2,231	2,107
Other revenues	2,346	2,455	2,372
Total revenues	$18,900	$17,350	$15,116

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,963	$16,884	$15,013
Increase in reserves for future policy benefits and claims	2,525	807	1,627
Net transfers from separate accounts	(1,635)	(3,002)	(3,544)
Commissions	810	858	646
Reserve adjustment on reinsurance assumed	(161)	(151)	(172)
Other expenses	564	469	480
Total benefits and expenses	$18,066	$15,865	$14,050

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$834	$1,485	$1,066
Federal income tax expense (benefit)	100	(9)	4

Income before net realized capital gains (losses) on investments	$734	$1,494	$1,062
Net realized capital gains (losses) on investments, net of federal income tax expense (benefit) of $3, $59 and $(26) in 2022, 2021 and 2020, respectively, and excluding $(103), $15 and $(4) of net realized capital (losses) gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	240	(683)	(575)
Net income	$974	$811	$487

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$1,998	$5,950	$9,052

Net income	-	-	-	974	974
Change in asset valuation reserve	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	(33)	(33)
Capital contribution from Nationwide Financial Services, Inc.	-	-	310	-	310
Other, net	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$2,308	$6,783	$10,195

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2022	2021	2020

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,545	$12,661	$10,648
Net investment income	2,064	2,404	2,034
Other revenue	3,178	2,367	2,664
Policy benefits and claims paid	(15,962)	(16,735)	(14,886)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,275)	(1,122)	(885)
Net transfers from separate accounts	1,658	2,871	3,620
Policyholders’ dividends paid	(30)	(36)	(38)
Federal income taxes (paid) recovered	(261)	121	121
Net cash provided by operating activities	$3,917	$2,531	$3,278

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,444	$6,953	$3,404
Stocks	19	127	37
Mortgage loans	1,139	1,053	640
Derivative assets	431	-	-
Other assets	641	279	905
Total investment proceeds	$5,674	$8,412	$4,986
Cost of investments acquired:
Bonds	$(6,024)	$(7,744)	$(5,527)
Stocks	(901)	(538)	(517)
Mortgage loans	(1,305)	(1,441)	(769)
Derivative assets	-	(589)	(580)
Other assets	(1,057)	(594)	(837)
Total investments acquired	$(9,287)	$(10,906)	$(8,230)
Net (increase) decrease in policy loans	(19)	(25)	15
Net cash used in investing activities	$(3,632)	$(2,519)	$(3,229)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$310	-	-
Dividend paid to Nationwide Financials Services, Inc.	-	(550)	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	391	517	160
Net change in short-term debt	-	-	(200)
Other cash (used) provided	(1)	196	(104)
Net cash provided by (used in) financing activities and miscellaneous	$700	$163	$(144)

Net increase (decrease) in cash, cash equivalents and short-term investments	$985	$175	$(95)
Cash, cash equivalents and short-term investments at beginning of year	636	461	556
Cash, cash equivalents and short-term investments at end of year	$1,621	$636	$461
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$349	$277	$799

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2022 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company (“JNL”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2022	2021	2020

Net Income
Statutory Net Income			OH	$974	$811	$487
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	(43)	9	-
Reserves for indexed annuities	51	4	OH	15	(20)	-
Tax impact	101	4	OH	6	3	-

NAIC SAP				$952	$803	$487

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2022	2021

Surplus
Statutory Capital and Surplus			OH	$10,195	$9,091
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	(30)	13
Reserves for indexed annuities	51	3,4	OH	(7)	(22)
Tax impact	101	2,4	OH	8	2
Subsidiary Valuation - NLAIC	51,86,101	2	OH	(232)	274
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	1,071	791
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(953)	(810)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,985	$9,272

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company sold $2.9 billion, $2.6 billion and $2.3 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2022, 2021 and 2020, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2039. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.7 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2022 and 2021.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, changes in capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2022 and 2021, and 49% and 50% of the number of life insurance policies in force in 2022 and 2021, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2022 and 2021.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 17, 2023, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	90	-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	2,069	-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$31,827	$29,815
Supplemental contracts with life contingencies, net	14	15
Deposit-type contracts	4,189	3,799
Subtotal	$36,030	$33,629
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$75,848	$96,412
Other contract deposit funds	16	20
Subtotal	$75,864	$96,432
Total annuity actuarial reserves and deposit fund liabilities, net	$111,894	$130,061

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Miscellaneous reserves	-	-	-	-	-	-
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Life, accident and health annual statement:
Life Insurance, net	$9,569	$8,986
Accidental death benefits, net	1	1
Disability - active lives, net	14	13
Disability - disabled lives, net	52	51
Miscellaneous reserves, net	27	29
Subtotal	$9,663	$9,080
Separate accounts annual statement:
Life insurance[1]	$25,570	$27,788
Miscellaneous reserves	-	6
Subtotal	$25,570	$27,794
Total life actuarial reserves, net	$35,233	$36,874
1

In 2022, life insurance account value, cash value and reserve includes separate accounts with guarantees of $310 million for universal life. In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2022:

(in millions) Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	106
BEAM Insurance Administrators, LLC	61-1776148	Not Exclusive	Accident & health	C / CA / B / P / U	6
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	40
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
Maverick Health Solutions, LLC	87-3345548	Not Exclusive	Accident & health	B / C / CA / P	2
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	31
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	5
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	32
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	90
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	6
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	45
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	8
Total Direct Premiums Written and Produced					$415
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(4) Separate	Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$63,282	$-	$79,416	$-
Group annuities	13,743	-	18,091	-
Life insurance	25,688	-	27,865	-
Pension risk transfer group annuities	95	-	-	-
Total	$102,808	$-	$125,372	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$2,368	$146	$121,404	$123,918
Amortized cost	308	-	-	308
Total reserves[1]	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$2,368	$146	$-	$2,514
At fair value	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	308	-	9	317
Subtotal	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	88	88
Total reserves[1]	$2,676	$146	$121,404	$124,226

1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$7,757	$8,309	$5,809
Transfers from separate accounts	(8,860)	(10,860)	(8,921)
Net transfers from separate accounts	$(1,103)	$(2,551)	$(3,112)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(606)	(552)	(337)
Fees not included in general account transfers	47	68	(67)
Other miscellaneous adjustments not included in the general account balance	27	33	(28)
Net transfers as reported in the statutory statements of operations	$(1,635)	$(3,002)	$(3,544)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(5) Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680

December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517
1

Excludes affiliated common stocks with a carrying value of $3.4 billion and $2.7 billion as of December 31, 2022 and 2021, respectively. Affiliated common stocks include investment in NLAIC and JNF of $3.2 billion and $186 million as of December 31, 2022, respectively, and $2.6 billion and $186 million as of December 31, 2021, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$964	$959
Due after one year through five years	8,339	7,969
Due after five years through ten years	10,276	9,208
Due after ten years	13,927	11,980
Total bonds excluding loan-backed and structured securities	$33,506	$30,116
Loan-backed and structured securities	6,702	6,294
Total bonds	$40,208	$36,410

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2022	2021
Amortized cost:
Loans with non-specific reserves	$8,393	$8,219
Loans with specific reserves	8	9
Total amortized cost	$8,401	$8,228
Valuation allowance:
Non-specific reserves	$37	$42
Specific reserves	1	1
Total valuation allowance[1]	$38	$43
Mortgage loans, net of allowance	$8,363	$8,185

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2022, 2021, and 2020 were immaterial.

As of December 31, 2022 and 2021, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	78%	59%

1	Excludes $17 million and $87 million of commercial mortgage loans that were under development as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2022 were 11.0% and 2.9%, respectively, and for those originated or acquired during 2021 were 4.1% and 1.9%, respectively. As of December 31, 2022 and 2021, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2022 and 2021, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $611 million and $547 million as of December 31, 2022 and 2021, respectively. The Company held $232 million and $170 million of cash collateral on securities lending as of December 31, 2022 and 2021, respectively. As of December 31, 2022, the carrying value and fair value of reinvested collateral assets was $232 million. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. The fair value of bonds acquired with reinvested collateral assets was $236 million and $173 million as of December 31, 2022 and 2021, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $394 million and $388 million of non-cash collateral on securities lending as of December 31, 2022 and 2021, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Bonds	$1,511	$1,417	$1,419
Mortgage loans	334	358	339
Other invested assets	196	499	384
Policy loans	42	43	43
Derivative instruments[1]	19	31	25
Other	44	12	16
Gross investment income	$2,146	$2,360	$2,226
Investment expenses	(127)	(129)	(119)
Net investment income	$2,019	$2,231	$2,107
1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021 was immaterial.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2022	2021	2020
Gross gains on sales	$31	$106	$36
Gross losses on sales	(149)	(32)	(42)
Net realized (losses) gains on sales	$(118)	$74	$(6)
Net realized derivative gains (losses)[1]	284	(679)	(521)
Other-than-temporary impairments	(26)	(4)	(78)
Total net realized gains (losses)	$140	$(609)	$(605)
Tax expense (benefit) on net gains (losses)	3	59	(26)
Net realized capital gains (losses), net of tax	$137	$ (668)	$(579)
Less: Realized (losses) gains transferred to the IMR	(103)	15	(4)
Net realized capital gains (losses), net of tax and transfers to the IMR	$240	$(683)	$(575)
1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2, for the years ended December 31, 2022 and 2021.

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $894 million and $793 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, there were $207 million and $89 million of commitments to purchase private placement bonds, respectively. There were $291 million of outstanding commitments and no outstanding commitments to fund mortgage loans as of December 31, 2022 and 2021, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2022 and 2021, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2

December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2022 and 2021.

The derivative assets subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company received $178 million and $92 million of cash collateral and $20 million and $17 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. The derivative liabilities subject to master netting agreements were $8 million and $13 million as of December 31, 2022 and 2021. The Company posted immaterial cash collateral, resulting in an immaterial uncollateralized position as of December 31, 2022 and 2021. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $236 million and $171 million as of December 31, 2022 and 2021, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized gains (losses) recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2022	2021	2020	2022	2021	2020
Options	$-	$-	$-	$-	$-	$(1)
Cross currency swaps	1	1	4	103	69	(102)
Futures	283	(680)	(525)	124	27	1
Total	$284	$(679)	$(521)	$227	$96	$(102)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	$61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	56
1	Preferred stock unaffiliated transfers into Level 3 during the year ended December 31, 2021 are primarily related to the Company’s election of SSAP No. 32R2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets:
Bonds[1]	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

December 31, 2021
Assets:
Bonds[1]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2022	2021	Change
Adjusted gross deferred tax assets	$852	$789	$63
Total deferred tax liabilities	(160)	(88)	(72)
Net deferred tax assets	$692	$701	$(9)
Less: Tax effect of unrealized gains			(37)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $1.4 billion and $1.3 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $9.5 billion and $8.4 billion as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,071% and 1,125% as of December 31, 2022 and 2021, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2022 and 2021.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$132	$90	$42
Investments	89	128	(39)
Deferred acquisition costs	260	214	46
Policyholders’ dividends accumulation	4	4	-
Fixed assets	20	-	20
Compensation and benefits accrual	10	11	(1)
Receivables - nonadmitted	1	-	1
Tax credit carry-forward	294	299	(5)
Other	10	13	(3)
Subtotal	$820	$759	$61
Nonadmitted	(96)	(71)	(25)
Admitted ordinary deferred tax assets	$724	$688	$36
Capital:
Investments	32	30	2
Subtotal	$32	$30	$2
Nonadmitted	(7)	(12)	5
Admitted capital deferred tax assets	$25	$18	$7
Admitted deferred tax assets	$749	$706	$43
Deferred tax liabilities
Ordinary:
Investments	$(100)	$(12)	$(88)
Deferred and uncollected premium	(5)	(6)	1
Future policy benefits and claims	(32)	(38)	6
Other	(10)	(25)	15
Subtotal	$(147)	$(81)	$(66)
Capital:
Investments	(13)	(7)	(6)
Subtotal	$(13)	$(7)	$(6)
Deferred tax liabilities	$(160)	$(88)	$(72)
Net deferred tax assets	$589	$618	$(29)
In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2022	2021	2020
Current income tax expense (benefit)	$103	$50	$(22)
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(50)	(41)
Total income tax expense (benefit) reported	$75	$-	$(63)
Income before income and capital gains taxes	$1,077	$861	$465
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$226	$181	$98
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(80)	(137)	(117)
Change in tax reserves	(9)	-	16
Tax credits	(58)	(47)	(48)
Loss carryback rate differential	-	-	(10)
Other	(4)	3	(2)
Total income tax expense (benefit) reported	$75	$-	$(63)

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in millions)	Amount	Origination	Expiration
Business credits	$27	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$29	2022	2042

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act - Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party of a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2022 and 2021.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2022 and 2021.

In 2021, the Company terminated its commercial paper program, which had a limit of $750 million.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2022 and 2021.

The amount of interest paid on short-term debt was immaterial in 2022, 2021 and 2020.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million and $25 million in membership stock as of December 31, 2022 and 2021, respectively. As part of the agreement, the Company purchased and held an additional $139 million and $118 million in activity stock as of December 31, 2022 and 2021, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.1 billion and $2.7 billion as of December 31, 2022 and 2021, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. As of February 27, 2023, the Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, an increase of $2.0 billion, shared between the Company and NLAIC.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2023 and expire February 2, 2024, allow the Company access to borrow up to $1.1 billion. As of December 31, 2022 and 2021, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 and $3.1 billion (1.7% of total admitted assets) as of December 31, 2021 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2022 12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

December 31, 2021 12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2022, 2021 and 2020 included premiums of $637 million, $607 million and $627 million, respectively, benefits and claims, net of third party reinsurance recoveries of $75 million, $8 million, and $23 million respectively, net investment earnings on funds withheld assets of $52 million, $40 million and $49 million, respectively, and an expense allowance for third party reinsurance premiums of $2 million, $1 million and $1 million, respectively. As of December 31, 2022 and 2021, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.6 billion and $1.1 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.5 billion and $954 million, respectively, and mortgage loans that had a carrying value of $95 million and $98 million, respectively. As of December 31, 2022 and 2021, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $253 million and $50 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $424 million and $204 million as of as of December 31, 2022 and December 31, 2021, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $287 million, $281 million and $281 million for the years ended December 31, 2022, 2021 and 2020, respectively, while benefits, claims and expenses ceded were $267 million, $257 million and $260 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2022, 2021 and 2020 and include premiums of $10 million, $10 million and $12 million, respectively, net investment income of $35 million, $42 million and $46 million, respectively, and benefits, claims and other expenses of $161 million, $147 million and $171 million, respectively. The reserve adjustment for 2022, 2021 and 2020 of $(161) million, $(151) million and $(172) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $859 million and $985 million as of December 31, 2022 and 2021, respectively, and amounts payable related to this agreement were $14 million and $8 million for the years ended December 31, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $35 million as of December 31, 2022 and 2021, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $8 million during 2022, 2021 and 2020, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $156 million and $155 million as of December 31, 2022 and 2021, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2022 and 2021 were $345 million and $382 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Scottish Re Group Limited (“SRG”), in Rehabilitation, and Security Life of Denver Life Insurance Company (“SLD”) as of December 31, 2022. Total reserve credits taken on these contracts as of December 31, 2022 and 2021 totaled $94 million and $96 million for each year, respectively, from SBL, $23 million and $25 million, respectively, from SRG, and $22 million and $21 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL and SRG, in Rehabilitation, have established trusts as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the year ended December 31, 2022, the Company was allocated costs from NMIC totaling $285 million. For the years ended 2021 and 2020, the Company was allocated costs from NMIC and NSC totaling $288 million and $281 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion and $3.8 billion as of December 31, 2022 and 2021, respectively. Total revenues from these contracts were $127 million, $121 million and $122 million for the years ended December 31, 2022, 2021 and 2020, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $87 million, $113 million and $115 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2022, 2021 and 2020, the Company was allocated costs from NMIC of $12 million, $12 million and $13 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $3 million, and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2022 and 2021, customer allocations to NFG funds totaled $63.0 billion and $76.8 billion, respectively. For the years ended December 31, 2022, 2021 and 2020, NFG paid the Company $242 million, $265 million and $229 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $509 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, amounts on deposit with NCMC were comprised of $883 million and $483 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2022, 2021 and 2020 was $112 million, $74 million and $69 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.6% to 4.9% and maturity dates ranging from June 2023 to July 2041. As of December 31, 2022 and 2021, the Company had mortgage loans outstanding of $338 million and $358 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2022 and 2021, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2022 and 2021, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2022, 2021 and 2020 were immaterial.

During 2022, the Company received capital contributions of $310 million from NFS. On March 15, 2023, the Company received an additional capital contribution of $30 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

During 2022, 2021 and 2020, the Company paid capital contributions of $800 million, $400 million and $500 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2022 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2022, the Company made surplus contributions to Eagle. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively.

During 2022 and 2021 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million as of February 28, 2023. On March 1, 2023, the current $198 million balance was repaid and a replacement agreement was entered into with a draw amount of $198 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. On March 14, 2023, an additional draw of $25 million increased the outstanding balance to $223 million.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $140 million and $71 million as of December 31, 2022 and 2021, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were approximately $7 million as of December 31, 2022 and 2021.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2022 and 2020. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s statutory capital and surplus as of December 31, 2022, was $10.2 billion and statutory net income for 2022 was $974 million. As of January 1, 2023, the Company has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$1	$1	$1
	U.S. government and agencies	115	116	115
	Obligations of states and political subdivisions	3,604	3,244	3,604
	Foreign governments	279	251	279
	Public utilities	4,269	3,752	4,229
	All other corporate, mortgage-backed and asset-backed securities	32,082	29,046	31,980
	Total fixed maturity securities	$40,350	$36,410	$40,208
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	68	58	58
	Industrial, miscellaneous and all other	187	181	181
	Nonredeemable preferred stocks	33	32	31
	Total equity securities[1]	$288	$271	$270
	Mortgage loans[2]	8,402		8,363
	Short-term investments	1,621		1,621
	Policy loans	934		933
	Other long-term investments[3]	2,023		2,023
	Total invested assets	$53,618		$53,418
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $200 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2022
Life Insurance		$5,353			$415
Annuities		10,641			6,457
Retirement Solutions		21,818			4,398
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861
Total		$41,002			$10,637

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2022
Life Insurance	$261	$730		$105
Annuities	346	11,154		136
Retirement Solutions	860	5,895		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135
Total	$2,107	$17,286		$444
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2022, 2021 and 2020 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance[1]	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.